File Nos. 333-129284
811-1343
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 28
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 147
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2026 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2026 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

[ ]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[ ]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
[ ]
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

[ ]	Insurance Company relying on Rule 12h-7 under the Exchange Act
[ ]	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Goal Planning Annuity (GPA) Individual Flexible Premium Variable Deferred Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2026
This prospectus describes an individual flexible premium deferred variable annuity Contract issued by Horace Mann Life Insurance Company (“HMLIC”). It was issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”) or as a non-qualified annuity Contract.
An investment in the Contract is subject to risks related to HMLIC, and any obligations (including those under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC.
The Contract is not suitable as a short-term savings vehicle and is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply and will reduce the value of Your Contract if You withdraw money during the surrender charge period. Taxes and penalties may also be applicable.
Effective May 1, 2025, HMLIC resumed issuing the Contract as a traditional IRA, Roth IRA, SIMPLE IRA, SEP IRA or as a non-qualified annuity Contract. The investment choices under the Contract are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Investment Options Available Under the Contract.
We provide a premium bonus rider under versions of the Contract with a 9-year surrender charge period. This bonus feature provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this bonus feature may be beneficial to You only if You own the Contract a sufficient length of time. Under some circumstances, You may be worse off by electing this bonus feature. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own the Contract for a sufficient length of time. Under this scenario, the excess will be a profit to Us.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2026.

2

Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the data pages of Your Contract.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73. See “Tax Consequences—Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.
Financial Exploitation: (A) the wrongful or unauthorized taking, withholding, appropriation, or use of a Specified Adult’s funds or securities; or (B) any act or omission by a person, including through the use of a power of attorney, guardianship, or any other authority regarding a Specified Adult, to (i) obtain control, through deception, intimidation or undue influence, over the Specified Adult’s money, assets or property, or (ii) convert the Specified Adult’s money, assets or property.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
IRC: The Internal Revenue Code of 1986, as amended.
Issue Date: The date when Your Contract becomes effective.
Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.
Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
3

Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408(b) individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) savings incentive match plan for employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401(a) qualified annuity (“401(a) Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408(b) and 408A.
Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 73 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”).
Specified Adult: A Contract Owner who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who HMLIC reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Underlying Funds, Portfolio Companies: All open-end management investment companies registered under the Act that are listed in this document and are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Unit Investment Trust (or “UIT”): A type of investment company, regulated and separately registered and regulated by the SEC under the Investment Company Act of 1940. The Separate Account is registered as a UIT. The UIT referenced in this prospectus is open-ended, meaning there can be continuous purchases of shares of the Underlying Funds. Variable Annuity Payments are deposited in the UIT and allocated to the Subaccounts each of which invests in a specified Underlying Fund, which is separately registered under the Investment Company Act of 1940.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.
Variable Account Value: The dollar value of the variable Investment Options under the Contract before Annuity Payments begin. This dollar value will vary based on the investment performance of the corresponding Underlying Fund(s).
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
4

Important Information You Should Consider About the Contract

	Fees, Expenses, and Adjustments	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. There are two surrender charge schedules available under this Contract.
The charges applicable to Your Contract will depend on how You completed the application and are printed on Your Contract data pages.
5-Year Schedule - If You make a withdrawal from or surrender the Contract during the first 5 Contract Years, You may be assessed a surrender charge up to
8.0% of the amount withdrawn or surrendered. For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a
$100,000 investment.
9-Year Schedule - If You make a withdrawal from or surrender the Contract during the first 9 Contract Years, You may be assessed a surrender charge up to
8.0% of the amount withdrawn or surrendered. For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a
$100,000 investment.
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The Contract - Deductions and Expenses - Surrender Charges
Are There Transaction Charges?	No. Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
5

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	1.27% of the Total Accumulation Value	1.27% of the Total Accumulation Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.29% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	0.00% of the average Variable Account Value.	0.30% of the average Variable Account Value.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,421	$2,972
	Assumes:	Assumes:
Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Risks
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 5 years under the 5-year schedule and up to 9 years for the 9-year schedule. Surrender charges will reduce the value of
Your Contract if You withdraw money during the surrender charge period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
6

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Are There Restrictions on the Investment Options?
Yes. HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Are There any Restrictions on Contract Benefits?
Yes. The Premium Bonus Rider was only available at issue of the Contract and only available if the Contract Owner elected the 9-year surrender charge schedule.
The Guaranteed Minimum Death Benefit Riders may not have been available in all states. If available, they may not have been issued on or after the
Contract Owner’s70th birthday.
If You elected a Guaranteed Minimum Death Benefit Rider at issue, We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.
The Guaranteed Minimum Death Benefit Riders cannot be terminated by the
Contract Owner after the Issue Date.
The Guaranteed Minimum Death Benefit Riders may only be terminated by
Us as described in the Guaranteed Minimum Death Benefit Rider(s) attached to Your Contract.
The Contract – Deductions and Expenses – Premium Bonus Rider The Contract – Death Benefit – Guaranteed Minimum Death Benefit Riders
Taxes
What Are the Contract’s Tax Implications?
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract.
There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non- Qualified Contracts
7

	Conflicts of Interest	Location in Statutory Prospectus
How Are Investment Professionals Compensated?
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/Exchanges
Overview of the Contract

What is the purpose of this Contract, and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
●
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a fixed account option, which offers a guaranteed interest rate. The guaranteed interest rate is established at issue, but will never be less than 1%. The fixed account is part of HMLIC’s general account.
A list of Portfolio Companies in which You can invest is provided in Appendix A: Investment Options Available Under the Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
8

Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan, You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Guaranteed Minimum Death Benefit Riders—In addition to the standard death benefit included in the Contract, the Contract Owner could have added the optional death benefit riders at Contract issue for an additional cost. These riders may not have been available in all states and could not be issued on or after the Contract Owner’s 70th birthday.

Premium Bonus Rider—This rider provides for a credit to the Account Value equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Premium bonus amounts are treated as interest, resulting in an increase to the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. For Non-qualified Contracts, the amount of any premium bonus is not included in Your cost basis. You could have elected this optional rider at the time of Contract issue. If you elected this rider the surrender charge period was increased from 5 to 9 years in length. Electing this rider does not cause the M&E Fee to increase, nor does it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the Investment Options You have selected, at set intervals over a specific period of time.
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	8% Maximum Surrender Charge
Transfer Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
9

Annual Contract Expenses
Administrative Expenses (1)	$25
Base Contract Expenses (as a percentage of average of Variable Account Value or Contract Account Value)	1.25%
Optional Benefit Expenses (as a percentage of Variable Account Value) Guaranteed Minimum Death Benefit Rider — Annual Step-up(2) Guaranteed Minimum Death Benefit Rider — 5% Accumulation(2)	0.20% 0.30%
Loan Interest	5.4%
(1)
We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. This fee will be waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed.
(2)
If You purchase both the Guaranteed Minimum Death Benefit Rider—Annual Step-up and the Guaranteed Minimum Death Benefit Rider—5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable platform charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.29%
10

Example
This Example is intended to help You compare the cost of investing in the Variable Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes all Contract value is allocated to the Variable Options. The Example does not reflect the Contract Adjustment. Your costs could differ from those shown below if you invest in Fixed Options.
The Example assumes that You invest $100,000 in the Variable Options for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
$25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,128	$16,509	$20,956	$32,456

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,972	$9,090	$15,448	$32,456
Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit (Standard Death Benefit)
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the
Account Value; or (2)
the Net Premium paid,
less an adjustment for
any withdrawals and a
reduction for any
outstanding loan
balance.
		Standard	None	None
Guaranteed Minimum Death Benefit — Annual Step-up
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greatest of: (1) the
Standard Death
Benefit; or (2) the
death benefit provided
in any other rider
attached to the
Contract; or (3) the
Step-Up Death Benefit
– The greatest
anniversary Account
		Optional	0.20% of the average Variable Account Value
May not be available in
all states.
This rider cannot be
terminated by You
after the Issue Date.
May only be
terminated by Us as
described in the
Guaranteed Minimum
Death Benefit Rider(s)
attached to Your
Contract.
We reserve the right to
restrict allocations or

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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
	Value (adjusted for any additional net premium, withdrawals and outstanding loan balance).			transfers to the fixed account or any of the Subaccounts.
Guaranteed Minimum Death Benefit — 5% Accumulation
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greatest of: (1) the
Standard Death
Benefit; or (2) the
death benefit provided
in any other rider
attached to the
Contract; or (3) the
Accumulation Death
Benefit – Net premium
(minus adjustments for
any withdrawals and
loans) accumulated at
5% interest.
		Optional	0.30% of the average Variable Account Value
May not be available in
all states.
This rider cannot be
terminated by You
after the Issue Date.
May only be
terminated by Us as
described in the
Guaranteed Minimum
Death Benefit Rider(s)
attached to Your
Contract.
We reserve the right to
restrict allocations or
transfers to the fixed
account or any of the
Subaccounts.

Premium Bonus	During the first Contract Year, We will increase the Account Value with an amount equal to 2.00% of the Net Premium on the date We receive the Net Premium at Our Home Office.	Optional	Electing the Premium Bonus Rider increased the surrender charge schedule to the 9-year schedule.	May not be available in all states. This rider cannot be terminated by You after the Issue Date. For Non-qualified Contracts, the amount of any premium bonus is not included in Your cost basis.
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase.
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option you select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Goal Planning Annuity Variable Annuity Contract?
The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
* ForNon-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
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If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.

Withdrawal of Account Value from Non-Qualified Contracts is subject to any restrictions imposed by the IRC. However, if not restricted by the IRC, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
When credited, any premium bonus amounts are treated as interest, resulting in an increase to the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. For Non-qualified Contracts, the amount of any premium bonus is not included in Your cost basis. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
Can I Access the Money in My Account During the Annuity (Income) Phase?
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You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 9 years. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Premium Bonus Risk —We provide a premium bonus rider under versions of the Contract with a 9-year surrender charge period. This bonus feature provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this bonus feature may be beneficial to You only if You own the Contract a sufficient length of time. Under some circumstances, You may be worse off by electing this bonus feature. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own the Contract for a sufficient length of time. Under this scenario, the excess will be a profit to Us.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
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Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contract
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed annuity options. See the Contract for details regarding Fixed Annuity Payments.
The Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. For Qualified Contracts, the Annuitant is the Contract Owner.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments. It is important that you periodically review your current beneficiaries on file at HMLIC to assure Your beneficiary designations reflect Your current intent.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
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We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
Purchasing the Contract
To purchase a Contract, You completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401(a) Contracts where the employer purchased the Contract on behalf of the employee, the employee would have been required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications for Contracts must have been sent, along with Your premium payment, to Our Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, Your application was complete and Your initial premium payment was received at Our Home Office, We issued Your Contract within two business days of receipt, and credited Your initial Net Premium to Your Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date.
If an incomplete application was received, HMLIC would have promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC would be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC would have returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
We generally would not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may have issued Contracts above this maximum issue age.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may have experienced such delays to the extent agents failed to forward applications and premium payments to Our Home Office on a timely basis.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. After Your initial premium payment, You are not required to make any additional premium payments under Your contract. HMLIC offers a 2% premium bonus under Contracts to which the premium bonus rider applies. The surrender charge period is 9 years for Contracts with that rider. There is no additional charge for the rider. Premium bonus amounts are treated as interest, resulting in an increase to the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences—Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premiums—When You completed Your application, You gave Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. If an incomplete application form was received, HMLIC promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by You. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
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Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
On and after May 1, 2026, no new premium allocations are allowed to the following Subaccount:
Fidelity Real Estate Portfolio SC 2
Accumulation Units and Accumulation Unit Value—Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
●
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
●
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
●
minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
●
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”). You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the fixed account meets Your investment criteria:
●
No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.
●
Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company for example, when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
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A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
On and after May 1, 2026, no new transfers are allowed to the following Subaccount:
Fidelity Real Estate Portfolio SC 2
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
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Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
On and after May 1, 2026, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:
Fidelity Real Estate Portfolio SC 2
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. HMLIC also reserves the right to require a minimum Account Value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
On and after May 1, 2026, no new new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:
Fidelity Real Estate Portfolio SC 2
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Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Investment Option (in whole percentages). Allocations made to the fixed account or to one or more Investment Options must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
On and after May 1, 2026, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:
Fidelity Real Estate Portfolio SC 2
Market Timing—The Contract and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract Owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
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Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan, Our loan agreement and loan endorsement, and the IRC . See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.
any maximum amount established by the plan; or
2.
the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the Fixed Account. In order to borrow from values in the Variable Account You must first transfer those amounts to the Fixed Account. The Fixed Account Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
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On the effective date of a loan, a loan reserve account is established. Fixed Account Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s total Account Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable surrender charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
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We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the Death Benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. (See “Tax Consequences.”)
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and withdrawals from any Subaccount are subject to the surrender charges shown below. There are two surrender charge periods available under this Contract. Both are shown below. The charges applicable to Your Contract will depend on how You completed the application and are printed on Your Contract data pages.
Surrender Charges	Surrender Charge
During Contract Year	9 Year	5 Year
1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
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Surrender Charges	Surrender Charge
During Contract Year	9 Year	5 Year
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable surrender charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% surrender charge will result in a surrender charge of $3000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the surrender charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Your total Net Premium payments to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the surrender charge may not exceed 9% of $10,000 ($900).
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us . Any applicable Withdrawal Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
●
Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually. This is the default option unless You opt out.
●
Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
●
Fixed amount—Allows You to receive a specified amount in periodic payments.
●
Percent of Account Value—Allows You to withdraw a percentage of Your Account Value in periodic payments.
●
Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend
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or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
Due to the increasing prevalence of Financial Exploitation that targets senior citizens and other vulnerable adults, and in response to guidance from the SEC, We now have authority to place a temporary hold on payments from variable insurance contracts when there is a reasonable suspicion of financial exploitation of seniors or other vulnerable adults.
If We reasonably believe that Financial Exploitation has occurred, is occurring, has been attempted, or will be attempted We may delay processing withdrawals or other disbursements from Your variable insurance contract. This action will only be taken when We have credible evidence or information suggesting possible financial exploitation. We will make every effort to reach out to Your trusted contact person. We may request information regarding Your contact information or seek assistance in identifying a legal guardian or trustee to ensure Your account is protected.
When a temporary hold is imposed, We will transfer those proceeds to the money market fund. We reserve the right to defer payment of amounts from the Variable Account for up to 55 days after receipt of Your written request in good form. During this time, We will be doing internal and external investigations to either confirm or deny the financial exploitation.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide
●
the death benefit, and cash benefits under the Contract
●
access to Investment Options, including Net Premium allocations
●
administration of elective options
●
the distribution of reports to Contract Owners
●
Annuity Payment options
Costs and Expenses We Incur:
●
costs associated with processing applications and with issuing and administering the Contract
●
overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contract
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●
other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
●
costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
Risks We Assume:
●
that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses
We may reduce, waive or eliminate any of the deductions or expenses for Qualified Contracts sold under a particular employer’s Qualified Retirement Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
●
The number of participants under the Qualified Retirement Plan;
●
The type and nature of the Qualified Retirement Plan;
●
The expected level of assets and/or cash flow under the Qualified Retirement Plan;
●
Our agents’ involvement in sales activities;
●
Our sales-related expenses;
●
Distribution provisions under the Qualified Retirement Plan;
●
The Qualified Retirement Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
●
The level of employer involvement in determining eligibility for distributions under the Qualified Contracts; and
●
Our assessment of financial risk to Us relating to withdrawals.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Qualified Contracts issued to employees or members of certain employer groups or associations which have negotiated the Qualified Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract.
Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.
HMLIC reserves the right to waive either a portion or the whole surrender charge in certain situations. In certain situations, You may make a withdrawal with no surrender charge. Please see Your Contract for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
There are two surrender charge periods available under this Contract. Both are shown below. The charges applicable to Your Contract will depend on how You completed the application and are printed on Your Contract data pages.
Surrender Charges	Surrender Charge
During Contract Year	9 Year	5 Year
1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
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Surrender Charges	Surrender Charge
During Contract Year	9 Year	5 Year
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%
Annual Maintenance Fee—We currently deduct an annual maintenance fee of no more than $25 from the Account Value of each Contract on the Contract Anniversary date. This fee will be waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders—Guaranteed Minimum Death Benefit Rider—Annual Step-up—The Contract Owner could have elected this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elected this rider will currently pay 0.20% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.
Guaranteed Minimum Death Benefit Rider—5% Accumulation—The Contract Owner could have elected this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elected this rider will currently pay 0.30% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.
*
If You purchase both the Guaranteed Minimum Death Benefit Rider—Annual Step-up and the Guaranteed Minimum Death Benefit Rider—5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.
Premium Bonus Rider—The Contract Owner could have elected this rider at the time of Contract issue. This rider provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. If the Contract Owner elected this rider at Contract issue, the surrender charge period was increased from 5 to 9 years in length. Electing this rider did not cause the M&E Fee to increase, nor did it increase surrender charges during the Contract’s first five years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid. For Non-qualified Contracts, the amount of any premium bonus is not included in Your cost basis.
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Operating Expenses of the Portfolio Companies—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
Death Benefit
Death Benefit Proceeds
If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.
the Account Value; or
2.
the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance (An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal), or
3.
the death benefit provided in any rider attached to the Contract.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders
In addition to the standard death benefit included in the Contract, the Contract Owner could have added the optional death benefits described below at Contract issue for an additional cost. These riders may not have been available in all states and could not be issued on or after the Contract Owner’s 70th birthday.
Guaranteed Minimum Death Benefit—Annual Step-up—The Contract Owner could have elected this optional death benefit at the time of Contract issue for an additional charge.
Death Benefit under this rider
Before the Annuity Date, the death benefit is equal to the greatest of:
1.
the death benefit as described in the Contract; or
2.
the death benefit provided in any other rider attached to the Contract; or
3.
the Step-Up Death Benefit described in the Guaranteed Minimum Death Benefit Annual Step-Up Rider.
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Step-Up Death Benefit
The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
HMLIC calculates the Step-Up Anniversary Value for every Contract Anniversary before the oldest Contract Owner’s attainment of age 81, including the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80, or when HMLIC receives Proof of Death, whichever is earlier.
For Contracts with a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the “Total Accumulation Value” (as defined in the loan endorsement) as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time HMLIC receives Proof of Death of any Contract Owner or the sole Annuitant if the sole Contract Owner is not a natural person. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the “Total Accumulation Value” immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal.
For Contracts without a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the Account Value as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. We will calculate the Death Benefit when We receive Proof of Death of any Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person). See Appendix A for an example of this death benefit calculation.
Rider charge
Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this Rider from Your Variable Account Value.
Rider restrictions
We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.
Termination of this rider
This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:
a.
when the Contract Owner applies the Annuitized Value to an annuity option under the Contract; or
b.
the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).
Guaranteed Minimum Death Benefit—5% Accumulation—The Contract Owner could have elected this optional death benefit at the time of Contract issue for an additional charge.
Death benefit under this rider
Before the Annuity Date, the death benefit is equal to the greatest of:
1.
the death benefit as described in the Contract; or
2.
the death benefit provided in any other rider attached to the Contract; or
3.
the Accumulation Death Benefit described in the Guaranteed Minimum Death Benefit—5% Accumulation Rider.
Accumulation Death Benefit
This rider provides an Accumulation Death Benefit as follows:
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On the Issue Date, the Accumulation Death Benefit is equal to the initial Net Premium received. The Accumulation Death Benefit is increased by any subsequent Net Premium received, decreased by any adjustments for withdrawals, and is accumulated at the following interest rates:
1.
5 percent before or upon the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80.
2.
0 percent thereafter.
For Contracts without a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.
For Contracts with a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Total Accumulation Value (as defined in the loan endorsement) immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.
We will calculate the death benefit when We receive Proof of Death of any Contract Owner or the sole Annuitant, if the sole Contract Owner is not a natural person. We also will adjust the Accumulation Death Benefit by any outstanding loan balance at that time. See Appendix A for an example of this death benefit calculation.
Maximum Accumulation Death Benefit value
The amount of the Accumulation Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the date We receive Proof of Death.
Rider charge
Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this Rider from Your Variable Account Value.
Rider restrictions
We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.
Termination of this rider
This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:
a.
when the Contract Owner applies the Annuitized Value to an annuity option; or
b.
the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73 or, except for IRAs, retires (See “Tax Consequences.”) The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. Not all Subaccount(s) may be available for Annuity Payments.
The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good
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form at Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Variable Account, depending on the type of Annuity Payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Receiving annual payments will result in lower overall payments than receiving monthly payments over the course of a year. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
●
if an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
●
The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.
Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the scheduled date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Beneficiary(ies).
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If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies).
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) for the remainder of the specified period.
If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) for the remainder of the specified period.
You may elect whether to have the right to make withdrawals. If you elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges may apply. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Joint and Survivor Annuity—Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2∕3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option.
Other Payout Options — If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:
a.
receive the proceeds in a lump sum less any applicable surrender charges, or
b.
leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.
elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for Annuity Payments. The first monthly Annuity Payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each Fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
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Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date; (2) the assumed interest rate for the Contract (here, 2%); and (3) the performance of the variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment. Not all subaccounts may be available for Annuity Payments.
Annuity Unit Value
The Annuity Unit Value for each Subaccount was initially established at $10.00.
●
The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
●
If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the data pages of the Contract. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
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The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a Unit Investment Trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to any other business of HMLIC. The assets of the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Contracts. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/GPA. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of Account Value if We determine that
35

the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely
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voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts because of their ability to direct their investments to particular subaccounts of a Separate Account. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Variable Account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
●
made on or after the Contract Owner reaches age 59½;
●
made on or after the death of a Contract Owner;
●
attributable to the Contract Owner becoming disabled; or
●
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
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Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or a Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding— Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the Contract is generally the total of all premium payments and represents the portion of the Contract already taxed. For Non-qualified Contracts, the amount of any premium bonus is not included in the investment in the Contract. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the Contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the Contract, is determined by the ratio of the total amount of the investment in the Contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the Contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
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Partial Annuitization—If a portion of the Account Value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the Contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity Payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)
after age 59½,
2)
as the result of death or disability,
3)
under an immediate annuity contract, and
4)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Required Distributions Upon Death of any Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of any Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the Contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All Non-Qualified Contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges— Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to current income tax in the year they are made. Investment earnings credited to the Contract Owner’s account are generally
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not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to the recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the Contract.” The investment in the Contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the Contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the Contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after the Contract Owner attains age 59½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the Contract. If the Contract Owner has an investment in the Contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401(a) Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
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Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or Roth IRA or to an inherited IRA or Roth IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts, with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
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Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death, disability or terminal illness,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)
after separation from service and attainment of age 55,
5)
for unreimbursed medical expenses that exceed 7.5% of adjusted gross income (“AGI”),
6)
under a qualified domestic relations order (“QDRO”),
7)
to correct excess contributions, and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)
for a qualified birth or adoption,
10)
for certain emergency expenses,
11)
in the event of domestic abuse, and
12)
in connection with federally declared disasters.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to terminal illness, separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
1)
for reimbursement of health insurance while the Contract Owner is unemployed,
2)
for qualified education expenses, and
3)
for a qualified first-time home purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA and Designated Roth) is generally required to take certain Required Minimum Distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs and Designated Roth accounts are not subject to the lifetime Required Minimum Distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first Required Minimum Distribution by the required beginning date and subsequent Required Minimum Distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the Required Minimum Distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73 or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death. If the Contract Owner dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions based upon the greater of the Contract Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually based on the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
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For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Contract Owner dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 73 or in the case of an IRA, treat the IRA as his or her own.
If a beneficiary is not designated or is not an individual the beneficiary is required to take distributions under one of the following two rules:
1.
If the Annuitant dies after the date distributions were required to begin, distributions are required to be made over the Annuitant’s remaining life expectancy.
2.
If the Annuitant dies before the date distributions were required to begin, the entire balance must be distributed by December 31 of the fifth year following the Annuitant’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Annuitant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the Required Minimum Distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 25% on the difference between the Required Minimum Distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401(a), may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $24,500 for 2026 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $8,000 for 2026 may be contributed if the Contract Owner is age 50 or older. A higher catch-up contribution limit of $11,250 for 2025 may be contributed if the individual is age 60, 61, 62, or 63. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules, except amounts in a designated Roth account.
408(b) Traditional IRA—Annual contributions to a traditional IRA are limited to $7,500 for 2026. Additional catch-up contributions, up to $1,100 for 2026, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2026, if the
43

Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when modified adjusted gross income (“MAGI”) is between $81,000 and $91,000 for single filers and between $129,000 and $149,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $242,000 and $252,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $7,500 for 2026. Additional catch-up contributions, up to $1,000 for 2026, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $153,000 and $168,000 for single taxpayers and those taxpayers filing as Head of Household, between $242,000 and $252,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA cannot be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules except upon the death of the Contract Owner.
Simplified Employee Pension (SEP)—A SEP may be established by an employer to provide retirement contributions for eligible employees using SEP IRA accounts. Under a regular SEP IRA, only employer contributions are permitted; employees may not make elective salary reduction deferrals. Employer contributions to a SEP IRA are limited to the lesser of 25% of compensation or the annual dollar limit of $72,000 for 2026. If the Contract Owner has elected to make traditional IRA contributions to the same SEP IRA account, the same limitations and deductibility rules described above for traditional IRAs apply to those traditional IRA contributions only. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $24,500 for 2026, or 25% of compensation, whichever is less. The additional catch-up amount, up to $8,600 for 2026, may be contributed if the individual is age 50 or older. A higher catch-up contribution limit of $11,250 for 2026 may be contributed if the individual is age 60, 61, 62, or 63. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $24,500 for 2026 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $8,000 for 2026, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax-free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules, except amounts in a designated Roth account.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $17,000 for 2026 and is indexed for inflation in future years. Certain SIMPLE IRAs may allow a higher limitation – up to $18,100 for 2026. Additional catch-up contributions up to $4,000 for 2026, may be made if the Contract
44

Owner is age 50 or older, but in those SIMPLE IRAs that allow a higher limitation, the additional amount is only $3,850. A higher catch-up contribution limit of $5,250 for 2026 may be contributed over the $17,000 or $18,100 limit, if the Contract Owner is age 60, 61, 62 or 63. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
401(a) plans —A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under IRC Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. 401(a) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401(a) Contracts are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
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Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of Horace Mann Investors, Inc (“HM Investors”). In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
●
Providing HMLIC or an affiliate with access to association members;
●
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
●
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
●
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract—The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
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Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Investment Options Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/GPA. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management & Research Company LLC	0.66%	11.66%	3.73%	6.33%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management & Research Company LLC	0.78%	16.42%	7.28%	9.72%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	10.82%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	11.33%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management & Research Company LLC	0.85%	19.52%	9.16%	11.33%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2* / Fidelity Management & Research Company LLC	0.62%	9.03%	3.00%	4.08%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2* / Fidelity Management & Research Company LLC	0.74%	14.03%	5.63%	7.09%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2* / Fidelity Management & Research Company LLC	0.78%	15.51%	6.52%	8.03%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2* / Fidelity Management & Research Company LLC	0.80%	16.91%	7.58%	8.95%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2* / Fidelity Management & Research Company LLC	0.83%	19.26%	8.93%	10.34%
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Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4* / Capital Research and Management Company	0.75%	16.90%	13.60%	12.08%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(2) / (Advisor) Fidelity Management & Research Company LLC / (Sub Advisor) Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.63%	14.54%	13.69%	14.84%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class* / Massachusetts Financial Services Company	1.04%	5.75%	9.90%	9.69%
Mid Blend	CVT S&P Mid-Cap 400 Index Class F* / Calvert Research and Management	0.53%	6.92%	8.55%	10.13%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(2) / Allspring Global Investments, LLC	1.13%	5.39%	-2.46%	9.94%
Small Value	JPMorgan Small Cap Value Fund*(5) — A Shares / J.P. Morgan Investment Management Inc.	1.19%	11.93%	9.41%	8.48%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(2) / BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Franklin Templeton Fund Adviser, LLC.	0.81%	9.23%	-0.17%	9.38%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio*(1) / Lord Abbett & Co. LLC.	1.04%	14.59%	-1.17%	11.03%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(2)(3) / Fidelity Management & Research Company LLC	0.97%	20.05%	6.35%	7.66%
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Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-year	5-year	10-year
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class* / Massachusetts Financial Services Company	1.13%	20.81%	6.80%	9.60%
International Stock - Emerging Markets	American Funds IS New World Fund Class 4* / Capital Research and Management Company	1.07%	27.92%	5.06%	8.98%
Real Estate	Fidelity® VIP Real Estate SC2(4) / Fidelity Management & Research Company LLC	0.85%	2.90%	3.98%	3.61%
Real Estate	Vanguard® VIF Real Estate Index Portfolio / The The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Technology	Janus Henderson Global Technology and Innovation Fund Class S / Janus Capital Management LLC.	0.97%	24.84%	13.44%	21.18%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(2) / Fidelity Management & Research Company LLC	0.62%	6.93%	-0.21%	2.45%
High Yield Bond	BlackRock High Yield V.I. Class III* / BlackRock Advisers, LLC.	0.78%	9.09%	4.57%	6.07%
Global Bond	Templeton Global Bond VIP Fund — Class 4*(3) / Franklin Advisers, Inc.	0.85%	15.56%	-1.05%	-0.25%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	5.69%	-0.41%
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%	11.67%	6.43%	7.17%
Balanced	Wilshire VIT Global Allocation Fund(2) / Wilshire Advisors, LLC	1.29%	17.48%	6.89%	7.62%
Money Market	Goldman Sachs VIT Government Money Market Fund* / Goldman Sachs Asset Management, L.P	0.18%	4.20%	3.18%	2.11%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/GPA
(1)
Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Portfolio Companies.
(2)
The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery SMID Cap Growth Fund and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(3)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
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(4)
On and after May 1, 2026, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(5)
This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.
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Appendix B: Death Benefit Examples

5% Accumulation Guaranteed Minimum Death Benefit (“GMDB”) example
Assume the following:
●
There is an initial Net Premium of $100,000.
●
There is a withdrawal on the 3rd Contract Anniversary of $25,000. The Account Value immediately before the withdrawal is $125,000.
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We are calculating the death benefit on the 5th Contract Anniversary. The Account Value at that time is $101,000.
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There are no loans on the Contract.
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The oldest Contract Owner has not yet attained age 81.
●
No other GMDB rider was selected.
The accumulation GMDB value at issue is equal to the initial Net Premium.
$100,000
The accumulation GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.05^3 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Account Value immediately before the withdrawal and multiplied by the accumulation GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The accumulation GMDB value immediately following the withdrawal is the accumulation GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The accumulation GMDB value on the 5th Contract Anniversary is the accumulation GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.05^2 = $102,103
The return of premium death benefit on the 5th Contract Anniversary is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the accumulation GMDB, the return of premium death benefit, and the Account Value.
Max [$102,103, $80,000, $101,000] = $102,103
Guaranteed Minimum Death Benefit—Annual Step-up (“GMDB”) example
Assume the following:
●
There is an initial Net Premium of $100,000.
●
The Account Value on the 1st Contract Anniversary is $90,000.
●
The Account Value on the 2nd Contract Anniversary is $120,000.
●
There is a withdrawal during the 3rd Contract Year of $25,000. The Account Value immediately before the withdrawal is $125,000.
●
The Account Value on the 3rd Contract Anniversary is $105,000.
●
We are calculating the death benefit during the 4th Contract Year. The Account Value at that time is $101,000.
●
There are no loans on the Contract.
●
The oldest Contract Owner has not yet attained age 81.
●
No other GMDB rider was selected.
The step-up anniversary value for the 1st Contract Anniversary projected to the date of death is the Account Value on the 1st Contract Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
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The step-up anniversary value for the 2nd Contract Anniversary projected to the date of death is the Account Value on the 2nd Contract Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The step-up anniversary value for the 3rd Contract Anniversary projected to the date of death is the Account Value on the 3rd Contract Anniversary:
$105,000
The step-up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The return of premium death benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the step-up GMDB, the return of premium death benefit, and the Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
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May 1, 2026
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
HORACE MANN LIFE INSURANCE COMPANY
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Goal Planning Annuity flexible premium Variable annuity Contract (“GPA Contract”), dated May 1, 2026. Copies of the prospectus for the GPA Contract may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the GPA Contract sets forth information that a prospective investor should know before investing in a GPA Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the GPA Contract.
May 1, 2026

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the Contract. The amount of the commissions was $9,860,501, $8,604,755 and $7,319,821 at December 31, 2025, 2024 and 2023.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $420,190.38, $424,409.00, and $434,932.02 in 2023, 2024 and 2025.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2025, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the related statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2025 and 2024, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes and schedules I, III, and IV, included herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon included herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 191 West Nationwide Blvd., Columbus, Ohio 43215.
The audit report covering the December 31, 2025 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2025, the related statement of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account's auditor since 1989.
Columbus, Ohio
April 9, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Appendix
Statement of net assets as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS

PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
Statement of net assets as of December 31, 2025, and the related statement of operations and changes in net assets for the period from May 1, 2025 (inception) to December 31, 2025.
NEUBERGER GENESIS FUND ADVISOR CLASS
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
ASSETS
Investments at market value	$265,244	$35,318,902	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
TOTAL ASSETS	$265,244	$35,318,902	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
NET ASSETS
Active Contracts	$265,244	$35,128,557	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
Payout Contracts	$–	$190,345	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$265,244	$35,318,902	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
INVESTMENTS
Cost of investments	$230,553	$34,965,446	$6,092,183	$52,000,498	$8,047,206	$11,053,455	$1,016,853	$15,324,820
Unrealized appreciation (depreciation) on investments	$34,690	$353,456	$(45,949)	$19,255,771	$1,915,823	$519,597	$178,081	$3,764,265
Number of shares in underlying mutual funds	11,135	1,396,556	610,731	530,220	738,549	890,235	36,801	601,989
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	35,946	–	18,518	–	88,686	–	38,063
M&E Rate .0125	5,019	448,390	477,269	157,484	377,118	444,643	28,650	377,142
M&E Rate .0145	–	558	–	365	–	12,618	–	1,712
M&E Rate .0155	–	1,478	–	590	–	1,247	–	613
M&E Rate .0165	–	2,744	–	1,608	–	1,519	–	2,393
Retired Payout	–	7,526	–	–	–	–	–	–
Total Units	5,019	496,643	477,269	178,565	377,118	548,712	28,650	419,923
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$76.04	$–	$412.20	$–	$21.74	$–	$46.96
M&E Rate .0125	$52.85	$71.53	$12.67	$397.79	$26.42	$20.99	$41.71	$45.33
M&E Rate .0145	$–	$69.60	$–	$387.69	$–	$20.28	$–	$44.58
M&E Rate .0155	$–	$68.24	$–	$383.06	$–	$19.85	$–	$43.60
M&E Rate .0165	$–	$67.01	$–	$379.10	$–	$19.98	$–	$43.17
Retired Payout	$–	$25.29	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
ASSETS
Investments at market value	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,384,104	$286,082,087	$19,118,516	$2,156,011
TOTAL ASSETS	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,384,104	$286,082,087	$19,118,516	$2,156,011
NET ASSETS
Active Contracts	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,264,594	$286,082,087	$19,118,516	$2,156,011
Payout Contracts	$–	$–	$–	$–	$119,510	$–	$–	$–
TOTAL NET ASSETS	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,384,104	$286,082,087	$19,118,516	$2,156,011
INVESTMENTS
Cost of investments	$4,884,482	$29,112,334	$2,356,197	$2,114,621	$138,336,433	$247,943,889	$16,873,770	$2,226,408
Unrealized appreciation (depreciation) on investments	$1,044,959	$7,694,903	$13,531	$70,151	$10,047,671	$38,138,198	$2,244,746	$(70,398)
Number of shares in underlying mutual funds	326,152	2,097,278	336,609	310,337	8,238,984	2,260,625	6,708,251	76,454
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	128,995	–	35,032	125,926	44,943	–	4,426
M&E Rate .0125	176,553	786,503	228,903	177,505	2,655,712	1,140,926	4,919,076	46,777
M&E Rate .0145	–	744	–	60	4,993	1,893	–	4
M&E Rate .0155	–	2,167	–	1,217	2,767	1,781	–	1,122
M&E Rate .0165	–	7,532	–	448	4,283	2,809	–	2,065
Retired Payout	–	–	–	–	6,636	–	–	–
Total Units	176,553	925,941	228,903	214,262	2,800,317	1,192,351	4,919,076	54,393
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$41.00	$–	$10.48	$55.68	$251.80	$–	$40.46
M&E Rate .0125	$33.58	$39.57	$10.41	$10.21	$52.96	$239.52	$3.89	$39.61
M&E Rate .0145	$–	$38.49	$–	$9.89	$50.81	$236.73	$–	$39.29
M&E Rate .0155	$–	$38.01	$–	$9.68	$50.04	$230.68	$–	$38.84
M&E Rate .0165	$–	$37.72	$–	$9.64	$49.20	$224.81	$–	$38.88
Retired Payout	$–	$–	$–	$–	$18.01	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
ASSETS
Investments at market value	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
TOTAL ASSETS	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
NET ASSETS
Active Contracts	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
INVESTMENTS
Cost of investments	$1,110,356	$1,843,957	$894,743	$1,054,853	$13,592,583	$2,047,085	$1,465,934	$32,374,107
Unrealized appreciation (depreciation) on investments	$287	$580	$(36,181)	$136,419	$1,109,019	$204,522	$164,255	$5,694,679
Number of shares in underlying mutual funds	49,849	155,133	64,748	69,059	861,759	127,353	54,051	1,277,047
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	17,216	–	–	55,347	–	–	34,536
M&E Rate .0125	28,709	73,897	40,451	51,322	549,476	92,134	39,500	842,329
M&E Rate .0145	–	8	–	–	7	–	–	4,802
M&E Rate .0155	–	8	–	–	7	–	–	195
M&E Rate .0165	–	8	–	–	5,484	–	–	6,591
Retired Payout	–	–	–	–	–	–	–	–
Total Units	28,709	91,136	40,451	51,322	610,321	92,134	39,500	888,452
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$20.80	$–	$–	$24.82	$–	$–	$44.16
M&E Rate .0125	$38.69	$20.11	$21.22	$23.21	$24.03	$24.44	$41.27	$42.81
M&E Rate .0145	$–	$19.86	$–	$–	$23.50	$–	$–	$42.10
M&E Rate .0155	$–	$18.98	$–	$–	$23.27	$–	$–	$41.56
M&E Rate .0165	$–	$19.20	$–	$–	$23.01	$–	$–	$41.07
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
TOTAL ASSETS	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
NET ASSETS
Active Contracts	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
INVESTMENTS
Cost of investments	$687,805	$1,200,221	$25,255,265	$209,345	$149,371	$1,305,253	$13,877	$672,060
Unrealized appreciation (depreciation) on investments	$123,907	$213,901	$6,242,192	$59,388	$39,884	$112,011	$1,748	$46,387
Number of shares in underlying mutual funds	27,257	46,093	1,037,807	9,709	91,436	12,155	1,027	47,485
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	34,481	–	13	207	–	197
M&E Rate .0125	19,112	32,958	665,061	6,919	9,874	66,012	814	37,983
M&E Rate .0145	–	–	52	–	13	8,981	–	13
M&E Rate .0155	–	–	5	–	13	17	–	17
M&E Rate .0165	–	–	2,131	–	13	13	–	13
Retired Payout	–	–	–	–	–	–	–	–
Total Units	19,112	32,958	701,729	6,919	9,924	75,230	814	38,223
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$46.31	$–	$19.71	$19.32	$–	$19.36
M&E Rate .0125	$42.47	$42.91	$44.82	$38.84	$19.07	$18.88	$19.18	$18.79
M&E Rate .0145	$–	$–	$44.57	$–	$18.55	$18.51	$–	$18.20
M&E Rate .0155	$–	$–	$43.00	$–	$18.48	$18.25	$–	$18.20
M&E Rate .0165	$–	$–	$43.02	$–	$18.45	$18.17	$–	$18.11
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,554,711	$6,487,123
TOTAL ASSETS	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,554,711	$6,487,123
NET ASSETS
Active Contracts	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,402,667	$6,487,123
Payout Contracts	$–	$–	$–	$–	$–	$–	$152,044	$–
TOTAL NET ASSETS	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,554,711	$6,487,123
INVESTMENTS
Cost of investments	$1,105,932	$3,677,074	$10,669,201	$43,595,248	$38,747,028	$25,842,721	$313,763,666	$6,412,107
Unrealized appreciation (depreciation) on investments	$61,676	$114,613	$1,300,325	$6,864,868	$8,418,590	$7,057,965	$463,791,045	$75,015
Number of shares in underlying mutual funds	99,881	339,453	897,939	4,316,520	3,140,188	2,125,367	1,195,852	571,050
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	195	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	90,882	73,718	169,119	181,058	47,713	35,436	–
M&E Rate .0125	80,664	166,814	484,793	2,166,205	1,655,751	1,113,567	892,172	493,796
M&E Rate .0145	–	23	6,608	18,396	1,293	564	2,014	–
M&E Rate .0155	–	23	5,774	5,556	638	213	1,481	–
M&E Rate .0165	–	23	2,343	13,668	33,530	7,295	2,994	–
Retired Payout	–	–	–	–	–	–	234	–
Total Units	80,664	257,765	573,237	2,372,944	1,872,271	1,169,352	934,524	493,796
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$784.36	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$15.01	$21.51	$21.92	$25.95	$29.02	$868.15	$–
M&E Rate .0125	$14.48	$14.55	$20.80	$21.22	$25.13	$28.10	$831.08	$13.14
M&E Rate .0145	$–	$14.43	$20.23	$20.79	$24.63	$27.73	$791.11	$–
M&E Rate .0155	$–	$14.31	$20.32	$20.74	$24.56	$27.46	$781.01	$–
M&E Rate .0165	$–	$14.31	$20.13	$20.43	$24.18	$27.20	$758.92	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$650.21	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A
ASSETS
Investments at market value	$35,779,546	$72,808,771	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
TOTAL ASSETS	$35,779,546	$72,808,771	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
NET ASSETS
Active Contracts	$35,761,111	$72,667,221	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
Payout Contracts	$18,435	$141,550	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$35,779,546	$72,808,771	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
INVESTMENTS
Cost of investments	$39,522,551	$57,404,842	$19,266,904	$33,301,961	$2,497,485	$1,507,204	$1,948,610	$4,559,062
Unrealized appreciation (depreciation) on investments	$(3,743,005)	$15,403,929	$(372,906)	$–	$80,351	$47,844	$67,122	$(58,144)
Number of shares in underlying mutual funds	3,261,583	2,684,689	1,084,615	33,301,961	107,679	64,956	24,117	178,963
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	144,238	59,781	65,263	3,550,816	–	14,773	–	10,862
M&E Rate .0125	1,354,036	1,381,320	678,764	26,690,772	98,358	44,055	14,004	81,408
M&E Rate .0145	11,408	4,907	2,896	65,390	–	6	–	14
M&E Rate .0155	704	3,154	2,074	37,849	–	447	–	403
M&E Rate .0165	12,281	5,585	4,062	61,427	–	6	–	86
Retired Payout	1,680	5,219	–	–	–	–	–	–
Total Units	1,524,347	1,459,965	753,058	30,406,254	98,358	59,288	14,004	92,774
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$25.17	$53.76	$25.84	$1.13	$–	$26.28	$–	$49.93
M&E Rate .0125	$23.42	$49.86	$25.03	$1.09	$26.21	$26.21	$143.94	$48.34
M&E Rate .0145	$17.44	$42.94	$24.27	$1.11	$–	$26.08	$–	$47.38
M&E Rate .0155	$17.10	$42.13	$24.26	$1.10	$–	$26.07	$–	$46.99
M&E Rate .0165	$16.77	$41.27	$24.05	$1.10	$–	$26.07	$–	$46.40
Retired Payout	$10.97	$27.12	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	NEUBERGER GENESIS FUND ADVISOR CLASS*
ASSETS
Investments at market value	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
TOTAL ASSETS	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
NET ASSETS
Active Contracts	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
INVESTMENTS
Cost of investments	$7,504,402	$41,333,645	$1,150,426	$3,168,624	$606,692	$5,581,928	$4,117,897	$514,429
Unrealized appreciation (depreciation) on investments	$118,119	$19,196,391	$(8,325)	$580,235	$7,727	$443,107	$742,144	$(64,205)
Number of shares in underlying mutual funds	228,014	1,226,099	116,899	213,003	60,773	606,751	311,541	8,678
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	11,742	24,637	–	14,974	–	24,725	–	–
M&E Rate .0125	111,986	621,139	48,639	140,185	37,062	258,961	178,586	7,527
M&E Rate .0145	190	737	–	1,751	–	633	–	–
M&E Rate .0155	232	2,896	–	434	–	1,327	–	–
M&E Rate .0165	3,468	1,357	–	181	–	1,400	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	127,618	650,765	48,639	157,526	37,062	287,046	178,586	7,527
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$61.94	$97.55	$–	$24.26	$–	$21.62	$–	$–
M&E Rate .0125	$59.60	$92.86	$23.48	$23.75	$16.58	$20.94	$27.21	$59.82
M&E Rate .0145	$58.29	$91.54	$–	$23.77	$–	$20.00	$–	$–
M&E Rate .0155	$57.43	$90.40	$–	$23.32	$–	$20.30	$–	$–
M&E Rate .0165	$56.67	$89.24	$–	$23.17	$–	$20.15	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
ASSETS
Investments at market value	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
TOTAL ASSETS	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
NET ASSETS
Active Contracts	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
INVESTMENTS
Cost of investments	$12,574,599	$4,733,230	$4,498,473	$37,550,684	$2,238,540	$60,495,318	$1,381,988	$18,979,940
Unrealized appreciation (depreciation) on investments	$1,775,894	$1,501,338	$402,742	$4,407,238	$(57,463)	$9,098,261	$(133,477)	$(3,091,290)
Number of shares in underlying mutual funds	294,429	95,432	109,721	1,087,274	124,776	647,141	172,685	307,265
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	182,648	71,239	106,177	645,135	92,936	392,652	158,491	153,069
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	182,648	71,239	106,177	645,135	92,936	392,652	158,491	153,069
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$78.57	$87.52	$46.16	$65.04	$23.47	$177.24	$7.88	$103.80
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
TOTAL ASSETS	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
NET ASSETS
Active Contracts	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
INVESTMENTS
Cost of investments	$3,991,121	$4,131,469	$7,107,325	$4,596,709	$167,824	$3,401,241	$197,398,532	$24,456,103
Unrealized appreciation (depreciation) on investments	$(391,991)	$1,286,706	$(378,648)	$(109,352)	$3,209	$(181,248)	$116,987,218	$8,509,418
Number of shares in underlying mutual funds	447,097	334,662	131,291	393,628	12,217	239,583	497,572	1,642,527
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	25,475	–	–
M&E Rate .0125	373,941	306,801	84,878	298,419	11,527	146,862	480,729	1,394,602
M&E Rate .0145	–	–	–	–	–	791	–	–
M&E Rate .0155	–	–	–	–	–	348	–	–
M&E Rate .0165	–	–	–	–	–	2,844	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	373,941	306,801	84,878	298,419	11,527	176,320	480,729	1,394,602
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$19.06	$–	$–
M&E Rate .0125	$9.62	$17.66	$79.27	$15.04	$14.84	$18.15	$653.98	$23.64
M&E Rate .0145	$–	$–	$–	$–	$–	$17.57	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$17.27	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$17.04	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
TOTAL ASSETS	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
NET ASSETS
Active Contracts	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
INVESTMENTS
Cost of investments	$9,482,785	$37,545,468	$21,142,984	$23,774,437	$17,080,750	$11,698,523	$18,992,752	$39,992,311
Unrealized appreciation (depreciation) on investments	$1,952,714	$13,063,765	$1,568	$125,065	$(1,107,091)	$93,908	$(993,553)	$11,453,709
Number of shares in underlying mutual funds	256,344	319,060	21,144,552	4,290,754	642,803	94,046	678,703	416,297
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	219,714	317,677	19,162,064	2,982,393	312,354	74,410	300,359	408,264
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	219,714	317,677	19,162,064	2,982,393	312,354	74,410	300,359	408,264
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$52.05	$159.31	$1.10	$8.01	$51.14	$158.48	$59.93	$126.01
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND
ASSETS
Investments at market value	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
TOTAL ASSETS	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
NET ASSETS
Active Contracts	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
INVESTMENTS
Cost of investments	$9,433,480	$30,542,079	$61,518,054	$62,625,660	$59,704,774	$43,148,557	$46,645,350	$10,834,197
Unrealized appreciation (depreciation) on investments	$(499,364)	$1,206,509	$6,649,148	$10,108,691	$11,601,416	$11,678,631	$14,951,667	$2,857,272
Number of shares in underlying mutual funds	325,469	1,591,408	1,610,376	2,656,477	1,427,551	1,578,215	1,039,086	206,945
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	193,710	1,089,202	1,222,647	2,013,553	1,088,722	1,268,504	863,368	181,732
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	193,710	1,089,202	1,222,647	2,013,553	1,088,722	1,268,504	863,368	181,732
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$46.12	$29.15	$55.75	$36.12	$65.50	$43.22	$71.35	$75.34
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO
ASSETS
Investments at market value	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
TOTAL ASSETS	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
NET ASSETS
Active Contracts	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
INVESTMENTS
Cost of investments	$12,516,789	$13,757,008	$31,013,723	$14,546,451	$5,700,854	$1,815,183	$4,583,088	$1,638,335
Unrealized appreciation (depreciation) on investments	$3,295,288	$693,980	$(1,467,586)	$4,464,634	$3,921	$147,140	$573,081	$(66,347)
Number of shares in underlying mutual funds	259,299	1,041,888	3,024,170	231,956	302,962	68,637	184,412	135,868
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	5,729	–	–	–
M&E Rate .0125	237,639	789,663	2,627,423	178,050	268,474	42,871	115,063	92,143
M&E Rate .0145	–	–	–	–	1,113	–	–	–
M&E Rate .0155	–	–	–	–	1,561	–	–	–
M&E Rate .0165	–	–	–	–	183	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	237,639	789,663	2,627,423	178,050	277,061	42,871	115,063	92,143
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$21.02	$–	$–	$–
M&E Rate .0125	$66.54	$18.30	$11.25	$106.77	$20.59	$45.77	$44.81	$17.06
M&E Rate .0145	$–	$–	$–	$–	$20.93	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$18.94	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$20.75	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$3,110,565	$1,194,761	$3,387,892	$484,327,638
TOTAL ASSETS	$3,110,565	$1,194,761	$3,387,892	$484,327,638
NET ASSETS
Active Contracts	$3,110,565	$1,194,761	$3,387,892	$482,979,539
Payout Contracts	$–	$–	$–	$1,348,099
TOTAL NET ASSETS	$3,110,565	$1,194,761	$3,387,892	$484,327,638
INVESTMENTS
Cost of investments	$2,972,671	$1,124,640	$3,388,196	$428,850,822
Unrealized appreciation (depreciation) on investments	$137,894	$70,121	$(304)	$55,476,816
Number of shares in underlying mutual funds	291,524	62,651	313,694	23,499,641
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	3,602
M&E Rate .0029	–	–	–	42,916
M&E Rate .0039	–	–	–	17,627
M&E Rate .0095	–	–	–	170,888
M&E Rate .0125	268,709	30,613	279,484	9,416,418
M&E Rate .0145	–	–	–	48,943
M&E Rate .0155	–	–	–	15,965
M&E Rate .0165	–	–	–	33,915
Retired Payout	–	–	–	65,410
Total Units	268,709	30,613	279,484	9,815,685
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$67.80
M&E Rate .0029	$–	$–	$–	$40.05
M&E Rate .0039	$–	$–	$–	$39.61
M&E Rate .0095	$–	$–	$–	$53.47
M&E Rate .0125	$11.58	$39.03	$12.12	$49.59
M&E Rate .0145	$–	$–	$–	$43.73
M&E Rate .0155	$–	$–	$–	$42.90
M&E Rate .0165	$–	$–	$–	$42.07
Retired Payout	$–	$–	$–	$20.61
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
INVESTMENT INCOME
Dividend income distribution	$–	$1,359	$261,659	$87,736	$232,402	$283,742	$14,772	$161,814
Investment Income	–	1,359	261,659	87,736	232,402	283,742	14,772	161,814
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	254,875	–	5,491,473	–	672,778	42,233	727,729
Net realized gain (loss) on investments	(5,316)	(1,325,899)	(111,111)	3,826,595	(266,965)	(17,801)	(22,619)	670,885
Net change in unrealized appreciation (depreciation) on investments	44,847	2,902,102	252,377	2,966,629	2,159,096	276,759	233,618	2,783,751
Net gain (loss) on investments	39,531	1,831,078	141,267	12,284,698	1,892,131	931,736	253,232	4,182,364
EXPENSES
Mortality and expense risk charge (Note 3)	(3,099)	(433,939)	(67,136)	(828,522)	(89,958)	(131,829)	(13,101)	(215,847)
Total Expenses	(3,099)	(433,939)	(67,136)	(828,522)	(89,958)	(131,829)	(13,101)	(215,847)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,432	$1,398,499	$335,790	$11,543,912	$2,034,576	$1,083,649	$254,903	$4,128,332
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
INVESTMENT INCOME
Dividend income distribution	$90,522	$444,126	$136,011	$133,744	$1,865,896	$3,081,778	$283,206	$–
Investment Income	90,522	444,126	136,011	133,744	1,865,896	3,081,778	283,206	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	344,319	2,430,852	5,145	4,820	14,203,860	18,553,088	928,989	145,170
Net realized gain (loss) on investments	1,678	1,096,787	(29,555)	(44,374)	295,551	4,133,171	79,718	(218,749)
Net change in unrealized appreciation (depreciation) on investments	417,210	1,567,101	64,906	82,794	(8,956,904)	(7,064,135)	574,917	250,857
Net gain (loss) on investments	763,207	5,094,740	40,495	43,240	5,542,507	15,622,124	1,583,625	177,279
EXPENSES
Mortality and expense risk charge (Note 3)	(65,760)	(430,140)	(25,327)	(24,571)	(1,785,633)	(3,481,171)	(208,852)	(25,949)
Total Expenses	(65,760)	(430,140)	(25,327)	(24,571)	(1,785,633)	(3,481,171)	(208,852)	(25,949)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$787,969	$5,108,726	$151,179	$152,414	$5,622,769	$15,222,731	$1,657,979	$151,329
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$18,525	$48,402	$23,453	$29,873	$333,881	$52,985	$33,575	$700,831
Investment Income	18,525	48,402	23,453	29,873	333,881	52,985	33,575	700,831
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	83,812	64,842	49,973	39,377	525,967	123,240	91,971	1,925,241
Net realized gain (loss) on investments	56,157	(59,239)	(48,486)	(7,778)	338,317	17,389	(9,531)	806,940
Net change in unrealized appreciation (depreciation) on investments	(57,758)	134,751	80,984	92,737	780,383	147,141	138,042	1,988,263
Net gain (loss) on investments	82,211	140,353	82,471	124,336	1,644,667	287,770	220,482	4,720,444
EXPENSES
Mortality and expense risk charge (Note 3)	(12,337)	(20,521)	(10,712)	(14,179)	(181,037)	(30,494)	(20,545)	(442,624)
Total Expenses	(12,337)	(20,521)	(10,712)	(14,179)	(181,037)	(30,494)	(20,545)	(442,624)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,399	$168,235	$95,213	$140,030	$1,797,511	$310,261	$233,512	$4,978,650
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$13,317	$19,261	$361,475	$3,647	$2,387	$15,012	$211	$7,916
Investment Income	13,317	19,261	361,475	3,647	2,387	15,012	211	7,916
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	49,057	79,517	1,895,078	18,719	10,785	71,107	929	41,790
Net realized gain (loss) on investments	9,240	14,418	896,995	15,160	575	15,683	(8)	3,849
Net change in unrealized appreciation (depreciation) on investments	59,973	109,960	2,032,477	11,518	17,581	109,903	1,340	60,474
Net gain (loss) on investments	118,269	203,894	4,824,549	45,397	28,941	196,694	2,260	106,113
EXPENSES
Mortality and expense risk charge (Note 3)	(9,499)	(15,520)	(359,841)	(3,363)	(2,168)	(15,322)	(171)	(7,793)
Total Expenses	(9,499)	(15,520)	(359,841)	(3,363)	(2,168)	(15,322)	(171)	(7,793)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,088	$207,635	$4,826,183	$45,681	$29,161	$196,383	$2,300	$106,236
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$39,807	$131,142	$292,153	$1,009,135	$777,473	$398,175	$6,830,959	$213,263
Investment Income	39,807	131,142	292,153	1,009,135	777,473	398,175	6,830,959	213,263
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	428	–	–	204,820	439,561	576,813	3,924,402	–
Net realized gain (loss) on investments	(44,945)	(35,063)	41,978	(393,136)	572,269	468,309	51,026,504	503
Net change in unrealized appreciation (depreciation) on investments	134,383	235,447	1,193,037	6,214,399	5,315,834	4,239,548	58,290,356	138,412
Net gain (loss) on investments	89,867	200,383	1,235,015	6,026,082	6,327,664	5,284,670	113,241,262	138,915
EXPENSES
Mortality and expense risk charge (Note 3)	(17,126)	(43,779)	(141,700)	(600,009)	(556,327)	(394,539)	(9,168,223)	(65,330)
Total Expenses	(17,126)	(43,779)	(141,700)	(600,009)	(556,327)	(394,539)	(9,168,223)	(65,330)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,547	$287,746	$1,385,468	$6,435,208	$6,548,811	$5,288,307	$110,903,998	$286,848
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A
INVESTMENT INCOME
Dividend income distribution	$1,216,731	$991,947	$363,647	$1,397,349	$–	$–	$2,368	$35,554
Investment Income	1,216,731	991,947	363,647	1,397,349	–	–	2,368	35,554
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	6,458,619	8,506	–	5,184	9,397	67,569	387,594
Net realized gain (loss) on investments	(589,478)	3,404,564	(367,139)	–	2,139	2,954	(7,097)	(162,023)
Net change in unrealized appreciation (depreciation) on investments	1,762,056	2,206,771	544,653	–	80,351	47,844	28,255	195,952
Net gain (loss) on investments	1,172,578	12,069,953	186,021	–	87,674	60,196	88,727	421,523
EXPENSES
Mortality and expense risk charge (Note 3)	(434,472)	(897,468)	(235,448)	(412,387)	(7,902)	(6,153)	(14,069)	(49,796)
Total Expenses	(434,472)	(897,468)	(235,448)	(412,387)	(7,902)	(6,153)	(14,069)	(49,796)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,954,837	$12,164,433	$314,220	$984,963	$79,772	$54,042	$77,026	$407,281
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	NEUBERGER GENESIS FUND ADVISOR CLASS*
INVESTMENT INCOME
Dividend income distribution	$14,017	$265,422	$10,439	$27,053	$5,994	$50,753	$–	$–
Investment Income	14,017	265,422	10,439	27,053	5,994	50,753	–	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	1,668,458	103,124	200,570	52,171	553,056	–	55,804
Net realized gain (loss) on investments	24,268	3,503,899	(60,454)	36,006	2,075	229,417	(127,352)	(596)
Net change in unrealized appreciation (depreciation) on investments	986,124	2,484,584	15,582	407,140	(24,781)	(507,700)	716,381	(64,205)
Net gain (loss) on investments	1,010,391	7,656,941	58,251	643,716	29,465	274,773	589,029	(8,997)
EXPENSES
Mortality and expense risk charge (Note 3)	(89,747)	(725,474)	(13,206)	(44,135)	(7,416)	(74,526)	(54,353)	(2,018)
Total Expenses	(89,747)	(725,474)	(13,206)	(44,135)	(7,416)	(74,526)	(54,353)	(2,018)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$934,661	$7,196,889	$55,485	$626,634	$28,043	$251,000	$534,676	$(11,016)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$95,843	$–	$27,649	$639,897	$51,127	$–	$42,989	$–
Investment Income	95,843	–	27,649	639,897	51,127	–	42,989	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,230,823	520,673	–	452,335	–	8,271,497	–	1,695,938
Net realized gain (loss) on investments	14,242	51,548	(42,394)	409,009	(26,812)	1,065,960	(48,208)	(190,814)
Net change in unrealized appreciation (depreciation) on investments	56,672	384,893	1,249,802	3,474,799	90,795	(128,120)	126,853	(987,231)
Net gain (loss) on investments	1,301,737	957,114	1,207,408	4,336,142	63,984	9,209,336	78,645	517,893
EXPENSES
Mortality and expense risk charge (Note 3)	(149,177)	(65,561)	(53,339)	(445,479)	(26,022)	(751,314)	(15,959)	(190,274)
Total Expenses	(149,177)	(65,561)	(53,339)	(445,479)	(26,022)	(751,314)	(15,959)	(190,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,248,403	$891,554	$1,181,718	$4,530,561	$89,089	$8,458,023	$105,675	$327,619
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$162,801	$108,855	$52,587	$239,095	$–	$–	$3,324,280	$1,032,701
Investment Income	162,801	108,855	52,587	239,095	–	–	3,324,280	1,032,701
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	658,758	–	–	–	–	–
Net realized gain (loss) on investments	(161,598)	212,680	168,670	(58,083)	(4,097)	(156,206)	3,027,395	630,640
Net change in unrealized appreciation (depreciation) on investments	247,757	1,032,016	(342,307)	139,393	29,370	610,837	39,643,992	6,910,689
Net gain (loss) on investments	86,159	1,244,696	485,120	81,311	25,273	454,631	42,671,387	7,541,329
EXPENSES
Mortality and expense risk charge (Note 3)	(45,558)	(61,667)	(74,617)	(53,235)	(2,173)	(38,459)	(3,336,716)	(359,763)
Total Expenses	(45,558)	(61,667)	(74,617)	(53,235)	(2,173)	(38,459)	(3,336,716)	(359,763)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$203,401	$1,291,883	$463,090	$267,170	$23,099	$416,172	$42,658,951	$8,214,267
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$304,983	$544,222	$810,941	$1,299,507	$31,896	$442,820	$342,430	$640,337
Investment Income	304,983	544,222	810,941	1,299,507	31,896	442,820	342,430	640,337
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	–	2,372,272	–	1,782,494	–
Net realized gain (loss) on investments	135,458	719,648	–	(74,055)	125,647	35,061	295,265	333,113
Net change in unrealized appreciation (depreciation) on investments	1,797,823	3,808,860	–	624,627	(1,170,713)	(132,885)	(681,365)	3,201,191
Net gain (loss) on investments	1,933,281	4,528,508	–	550,573	1,327,206	(97,824)	1,396,394	3,534,304
EXPENSES
Mortality and expense risk charge (Note 3)	(125,160)	(550,628)	(245,766)	(257,149)	(194,338)	(142,914)	(201,096)	(553,305)
Total Expenses	(125,160)	(550,628)	(245,766)	(257,149)	(194,338)	(142,914)	(201,096)	(553,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,113,104	$4,522,102	$565,175	$1,592,931	$1,164,763	$202,081	$1,537,728	$3,621,337
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND
INVESTMENT INCOME
Dividend income distribution	$275,655	$882,686	$1,748,783	$1,740,304	$1,602,315	$1,158,900	$1,261,007	$278,049
Investment Income	275,655	882,686	1,748,783	1,740,304	1,602,315	1,158,900	1,261,007	278,049
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	402,874	1,303,574	896,139	339,549	313,606	177,108	–	–
Net realized gain (loss) on investments	(532,928)	(486,226)	696,500	493,700	369,050	665,342	596,151	40,742
Net change in unrealized appreciation (depreciation) on investments	855,958	2,419,632	5,729,086	7,711,884	8,500,311	6,823,548	8,690,411	1,870,539
Net gain (loss) on investments	725,904	3,236,981	7,321,725	8,545,133	9,182,966	7,665,999	9,286,562	1,911,281
EXPENSES
Mortality and expense risk charge (Note 3)	(109,587)	(376,107)	(750,439)	(787,070)	(777,994)	(599,279)	(670,066)	(137,935)
Total Expenses	(109,587)	(376,107)	(750,439)	(787,070)	(777,994)	(599,279)	(670,066)	(137,935)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$891,972	$3,743,560	$8,320,069	$9,498,367	$10,007,287	$8,225,620	$9,877,503	$2,051,395
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$316,917	$480,164	$1,072,928	$178,423	$159,233	$15,222	$60,753	$34,309
Investment Income	316,917	480,164	1,072,928	178,423	159,233	15,222	60,753	34,309
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	236,738	–	343,789	9,707	102,592	242,033	21,968
Net realized gain (loss) on investments	75,961	(193,514)	(422,754)	764,423	(116,223)	(137,004)	73,925	(1,578)
Net change in unrealized appreciation (depreciation) on investments	2,154,264	1,007,021	1,229,135	1,502,021	232,877	349,805	170,263	(14,662)
Net gain (loss) on investments	2,230,225	1,050,244	806,381	2,610,232	126,361	315,393	486,221	5,728
EXPENSES
Mortality and expense risk charge (Note 3)	(160,391)	(178,275)	(343,105)	(207,561)	(65,140)	(23,027)	(61,504)	(16,191)
Total Expenses	(160,391)	(178,275)	(343,105)	(207,561)	(65,140)	(23,027)	(61,504)	(16,191)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,386,751	$1,352,134	$1,536,204	$2,581,094	$220,454	$307,588	$485,470	$23,846
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$114,730	$4,749	$122,738	$14,817,977
Investment Income	114,730	4,749	122,738	14,817,977
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	67,511	–	14,474,408
Net realized gain (loss) on investments	13,684	11,008	(107,140)	(285,239)
Net change in unrealized appreciation (depreciation) on investments	66,460	(13,778)	221,036	46,464,356
Net gain (loss) on investments	80,143	64,741	113,896	60,653,526
EXPENSES
Mortality and expense risk charge (Note 3)	(37,177)	(12,647)	(43,938)	(5,791,554)
Total Expenses	(37,177)	(12,647)	(43,938)	(5,791,554)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,696	$56,842	$192,696	$69,679,950
* Janus Henderson Global Technology and Innovation Fund Class I became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson Global Technology and Innovation Fund Class S became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Neuberger Genesis Fund Advisor Class became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$–	$1,359	$261,659	$87,736	$232,402	$283,742	$14,772	$161,814
Capital gain distribution	–	254,875	–	5,491,473	–	672,778	42,233	727,729
Net realized gain (loss) on investments	(5,316)	(1,325,899)	(111,111)	3,826,595	(266,965)	(17,801)	(22,619)	670,885
Net change in unrealized appreciation (depreciation) on investments	44,847	2,902,102	252,377	2,966,629	2,159,096	276,759	233,618	2,783,751
Mortality and expense risk charge (Note 3)	(3,099)	(433,939)	(67,136)	(828,522)	(89,958)	(131,829)	(13,101)	(215,847)
Net increase (decrease) in net assets resulting from operations	36,432	1,398,499	335,790	11,543,912	2,034,576	1,083,649	254,903	4,128,332
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	940	937,134	1,156,995	2,184,363	2,193,878	546,415	114,373	865,744
Net transfer from (to) fixed accumulation account	(263)	(950,533)	350,290	(3,048,609)	385,474	(224,527)	(19,266)	(924,764)
Transfer between funds	(1,720)	(425,584)	150,167	1,002,418	1,035,332	345,079	13,879	28,647
Payments to contract owners	(4,504)	(2,599,152)	(679,216)	(6,617,032)	(548,514)	(1,096,656)	(106,350)	(1,231,571)
Annual maintenance charge (Note 3)	(117)	(1,774)	(4,036)	(20,834)	(5,008)	(2,047)	(293)	(1,777)
Surrender charges (Note 3)	–	(526)	–	(1,863)	–	(462)	–	(453)
Mortality guarantee adjustment	–	2,551	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(5,665)	(3,037,884)	974,200	(6,501,557)	3,061,162	(432,200)	2,343	(1,264,173)
TOTAL INCREASE (DECREASE) IN NET ASSETS	30,767	(1,639,385)	1,309,990	5,042,355	5,095,738	651,449	257,246	2,864,159
Net Assets:
Beginning of year	$234,477	$36,958,287	$4,736,244	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
End of year	$265,244	$35,318,902	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$90,522	$444,126	$136,011	$133,744	$1,865,896	$3,081,778	$283,206	$–
Capital gain distribution	344,319	2,430,852	5,145	4,820	14,203,860	18,553,088	928,989	145,170
Net realized gain (loss) on investments	1,678	1,096,787	(29,555)	(44,374)	295,551	4,133,171	79,718	(218,749)
Net change in unrealized appreciation (depreciation) on investments	417,210	1,567,101	64,906	82,794	(8,956,904)	(7,064,135)	574,917	250,857
Mortality and expense risk charge (Note 3)	(65,760)	(430,140)	(25,327)	(24,571)	(1,785,633)	(3,481,171)	(208,852)	(25,949)
Net increase (decrease) in net assets resulting from operations	787,969	5,108,726	151,179	152,414	5,622,769	15,222,731	1,657,979	151,329
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	840,286	1,432,028	388,165	74,265	3,492,306	6,613,546	3,405,335	146,169
Net transfer from (to) fixed accumulation account	(73,220)	(1,031,460)	(53,393)	(61,839)	(3,896,174)	(5,968,954)	(168,551)	(124,501)
Transfer between funds	146,828	871,638	371,889	333,845	1,559,741	1,356,228	546,578	(67,917)
Payments to contract owners	(645,804)	(4,077,920)	(340,956)	(282,473)	(11,662,298)	(21,434,837)	(1,607,386)	(113,387)
Annual maintenance charge (Note 3)	(1,571)	(5,502)	(593)	(150)	(6,462)	(19,787)	(9,461)	(40)
Surrender charges (Note 3)	–	(1,839)	–	(34)	(424)	(1,232)	–	(11)
Mortality guarantee adjustment	–	–	–	–	(13,361)	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	266,517	(2,813,054)	365,111	63,614	(10,526,673)	(19,455,037)	2,166,514	(159,687)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,054,486	2,295,672	516,291	216,028	(4,903,904)	(4,232,307)	3,824,494	(8,358)
Net Assets:
Beginning of year	$4,874,955	$34,511,565	$1,853,437	$1,968,744	$153,288,007	$290,314,394	$15,294,022	$2,164,369
End of year	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,384,104	$286,082,087	$19,118,516	$2,156,011
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$18,525	$48,402	$23,453	$29,873	$333,881	$52,985	$33,575	$700,831
Capital gain distribution	83,812	64,842	49,973	39,377	525,967	123,240	91,971	1,925,241
Net realized gain (loss) on investments	56,157	(59,239)	(48,486)	(7,778)	338,317	17,389	(9,531)	806,940
Net change in unrealized appreciation (depreciation) on investments	(57,758)	134,751	80,984	92,737	780,383	147,141	138,042	1,988,263
Mortality and expense risk charge (Note 3)	(12,337)	(20,521)	(10,712)	(14,179)	(181,037)	(30,494)	(20,545)	(442,624)
Net increase (decrease) in net assets resulting from operations	88,399	168,235	95,213	140,030	1,797,511	310,261	233,512	4,978,650
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	87,872	41,469	17,584	74,754	719,765	847,170	18,160	2,035,884
Net transfer from (to) fixed accumulation account	(4,754)	(52,253)	(2,124)	(22,230)	(717,612)	(15,710)	(80,514)	(763,759)
Transfer between funds	162,917	163,781	(58,121)	(77,318)	112,330	(109,771)	674	1,013,235
Payments to contract owners	(157,089)	(132,413)	(158,015)	(78,590)	(1,569,055)	(719,031)	(226,177)	(2,914,441)
Annual maintenance charge (Note 3)	(267)	(475)	(343)	(770)	(3,800)	(922)	(672)	(9,360)
Surrender charges (Note 3)	–	(19)	–	–	(1,625)	–	–	(5,273)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	88,679	20,090	(201,019)	(104,153)	(1,459,997)	1,736	(288,529)	(643,714)
TOTAL INCREASE (DECREASE) IN NET ASSETS	177,079	188,325	(105,806)	35,877	337,514	311,998	(55,018)	4,334,936
Net Assets:
Beginning of year	$933,565	$1,656,212	$964,369	$1,155,396	$14,364,088	$1,939,609	$1,685,207	$33,733,850
End of year	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$13,317	$19,261	$361,475	$3,647	$2,387	$15,012	$211	$7,916
Capital gain distribution	49,057	79,517	1,895,078	18,719	10,785	71,107	929	41,790
Net realized gain (loss) on investments	9,240	14,418	896,995	15,160	575	15,683	(8)	3,849
Net change in unrealized appreciation (depreciation) on investments	59,973	109,960	2,032,477	11,518	17,581	109,903	1,340	60,474
Mortality and expense risk charge (Note 3)	(9,499)	(15,520)	(359,841)	(3,363)	(2,168)	(15,322)	(171)	(7,793)
Net increase (decrease) in net assets resulting from operations	122,088	207,635	4,826,183	45,681	29,161	196,383	2,300	106,236
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	21,717	92,120	1,689,074	1,030	3,600	57,108	1,800	3,940
Net transfer from (to) fixed accumulation account	(7,954)	14,382	(488,499)	(377)	3	(108)	(21)	(198)
Transfer between funds	10,329	(2,098)	664,121	(680)	(1,116)	193,901	–	86,388
Payments to contract owners	(33,205)	(28,217)	(1,958,645)	(57,092)	–	(42,839)	–	(23,694)
Annual maintenance charge (Note 3)	(526)	(478)	(13,973)	(477)	(63)	(150)	(141)	(25)
Surrender charges (Note 3)	–	–	(3,775)	–	–	(93)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(9,640)	75,709	(111,697)	(57,597)	2,425	207,820	1,638	66,410
TOTAL INCREASE (DECREASE) IN NET ASSETS	112,448	283,343	4,714,486	(11,916)	31,586	404,203	3,938	172,646
Net Assets:
Beginning of year	$699,264	$1,130,778	$26,782,971	$280,649	$157,669	$1,013,061	$11,687	$545,801
End of year	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$39,807	$131,142	$292,153	$1,009,135	$777,473	$398,175	$6,830,959	$213,263
Capital gain distribution	428	–	–	204,820	439,561	576,813	3,924,402	–
Net realized gain (loss) on investments	(44,945)	(35,063)	41,978	(393,136)	572,269	468,309	51,026,504	503
Net change in unrealized appreciation (depreciation) on investments	134,383	235,447	1,193,037	6,214,399	5,315,834	4,239,548	58,290,356	138,412
Mortality and expense risk charge (Note 3)	(17,126)	(43,779)	(141,700)	(600,009)	(556,327)	(394,539)	(9,168,223)	(65,330)
Net increase (decrease) in net assets resulting from operations	112,547	287,746	1,385,468	6,435,208	6,548,811	5,288,307	110,903,998	286,848
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	43,093	91,662	358,362	2,160,921	1,963,431	1,602,342	14,510,213	1,157,720
Net transfer from (to) fixed accumulation account	(1,780)	(133,271)	(113,533)	(1,601,176)	(1,449,438)	(1,264,332)	(22,792,752)	457,115
Transfer between funds	7,325	(86,897)	(83,893)	(774,665)	(1,949,222)	(2,275,733)	(2,639,421)	543,829
Payments to contract owners	(509,838)	(296,957)	(1,239,347)	(3,737,281)	(2,879,495)	(2,132,722)	(59,462,776)	(346,531)
Annual maintenance charge (Note 3)	(816)	(1,304)	(5,376)	(22,511)	(18,747)	(13,088)	(159,636)	(2,355)
Surrender charges (Note 3)	–	(65)	(71)	(1,506)	(259)	(1,133)	(3,664)	–
Mortality guarantee adjustment	–	–	–	–	–	–	3,434	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(462,016)	(426,833)	(1,083,858)	(3,976,218)	(4,333,729)	(4,084,665)	(70,544,602)	1,809,777
TOTAL INCREASE (DECREASE) IN NET ASSETS	(349,468)	(139,087)	301,610	2,458,990	2,215,082	1,203,642	40,359,396	2,096,625
Net Assets:
Beginning of year	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
End of year	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,554,711	$6,487,123
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A
OPERATIONS
Investment Income	$1,216,731	$991,947	$363,647	$1,397,349	$–	$–	$2,368	$35,554
Capital gain distribution	–	6,458,619	8,506	–	5,184	9,397	67,569	387,594
Net realized gain (loss) on investments	(589,478)	3,404,564	(367,139)	–	2,139	2,954	(7,097)	(162,023)
Net change in unrealized appreciation (depreciation) on investments	1,762,056	2,206,771	544,653	–	80,351	47,844	28,255	195,952
Mortality and expense risk charge (Note 3)	(434,472)	(897,468)	(235,448)	(412,387)	(7,902)	(6,153)	(14,069)	(49,796)
Net increase (decrease) in net assets resulting from operations	1,954,837	12,164,433	314,220	984,963	79,772	54,042	77,026	407,281
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,283,756	2,117,979	818,995	2,506,281	1,242,976	22,325	719,756	209,121
Net transfer from (to) fixed accumulation account	(750,525)	(1,692,959)	(498,630)	(1,497,602)	(32,020)	6,348	58,011	(210,200)
Transfer between funds	2,451,069	(1,348,031)	200,519	3,595,689	1,309,302	1,511,048	700,080	271,547
Payments to contract owners	(3,936,664)	(5,487,277)	(1,600,815)	(4,486,640)	(21,913)	(38,665)	(158,332)	(299,174)
Annual maintenance charge (Note 3)	(6,106)	(4,940)	(1,511)	(4,470)	(281)	(50)	(261)	(271)
Surrender charges (Note 3)	(1,206)	(654)	(900)	(229)	–	–	–	(272)
Mortality guarantee adjustment	55	(11,323)	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(959,621)	(6,427,205)	(1,082,342)	113,030	2,498,064	1,501,006	1,319,254	(29,249)
TOTAL INCREASE (DECREASE) IN NET ASSETS	995,216	5,737,228	(768,122)	1,097,993	2,577,836	1,555,048	1,396,280	378,032
Net Assets:
Beginning of year	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$–	$–	$619,452	$4,122,886
End of year	$35,779,546	$72,808,771	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	NEUBERGER GENESIS FUND ADVISOR CLASS*
OPERATIONS
Investment Income	$14,017	$265,422	$10,439	$27,053	$5,994	$50,753	$–	$–
Capital gain distribution	–	1,668,458	103,124	200,570	52,171	553,056	–	55,804
Net realized gain (loss) on investments	24,268	3,503,899	(60,454)	36,006	2,075	229,417	(127,352)	(596)
Net change in unrealized appreciation (depreciation) on investments	986,124	2,484,584	15,582	407,140	(24,781)	(507,700)	716,381	(64,205)
Mortality and expense risk charge (Note 3)	(89,747)	(725,474)	(13,206)	(44,135)	(7,416)	(74,526)	(54,353)	(2,018)
Net increase (decrease) in net assets resulting from operations	934,661	7,196,889	55,485	626,634	28,043	251,000	534,676	(11,016)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	293,057	1,191,341	92,130	138,110	61,017	301,301	712,588	223,211
Net transfer from (to) fixed accumulation account	(309,522)	(2,307,927)	(36,177)	(143,332)	(6,592)	(368,363)	99,134	45,373
Transfer between funds	(239,884)	(214,309)	38,526	230,603	11,930	(134,603)	216,992	204,900
Payments to contract owners	(804,643)	(4,790,080)	(72,076)	(297,588)	(73,605)	(452,709)	(327,147)	(12,231)
Annual maintenance charge (Note 3)	(813)	(5,885)	(316)	(50)	(225)	(207)	(4,945)	(13)
Surrender charges (Note 3)	(153)	(286)	–	(17)	–	(425)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(1,061,958)	(6,127,145)	22,088	(72,274)	(7,474)	(655,006)	696,623	461,240
TOTAL INCREASE (DECREASE) IN NET ASSETS	(127,297)	1,069,743	77,573	554,360	20,569	(404,006)	1,231,299	450,224
Net Assets:
Beginning of year	$7,749,818	$59,460,294	$1,064,529	$3,194,499	$593,850	$6,429,041	$3,628,742	$–
End of year	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
OPERATIONS
Investment Income	$95,843	$–	$27,649	$639,897	$51,127	$–	$42,989	$–
Capital gain distribution	1,230,823	520,673	–	452,335	–	8,271,497	–	1,695,938
Net realized gain (loss) on investments	14,242	51,548	(42,394)	409,009	(26,812)	1,065,960	(48,208)	(190,814)
Net change in unrealized appreciation (depreciation) on investments	56,672	384,893	1,249,802	3,474,799	90,795	(128,120)	126,853	(987,231)
Mortality and expense risk charge (Note 3)	(149,177)	(65,561)	(53,339)	(445,479)	(26,022)	(751,314)	(15,959)	(190,274)
Net increase (decrease) in net assets resulting from operations	1,248,403	891,554	1,181,718	4,530,561	89,089	8,458,023	105,675	327,619
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,632,626	969,369	370,921	6,886,880	190,458	10,187,746	59,498	1,767,027
Net transfer from (to) fixed accumulation account	239,196	(50,551)	(51,809)	546,949	(9,421)	311,533	(6,706)	(94,699)
Transfer between funds	566,025	171,554	(19,248)	2,127,496	144,660	1,362,766	39,270	(32,159)
Payments to contract owners	(889,867)	(394,883)	(378,784)	(2,963,975)	(230,963)	(4,624,860)	(158,304)	(1,308,003)
Annual maintenance charge (Note 3)	(10,897)	(2,031)	(3,852)	(24,806)	(1,781)	(60,010)	(706)	(15,160)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,537,084	693,458	(82,772)	6,572,544	92,953	7,177,176	(66,948)	317,006
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,785,487	1,585,011	1,098,945	11,103,105	182,042	15,635,198	38,727	644,625
Net Assets:
Beginning of year	$10,565,007	$4,649,557	$3,802,270	$30,854,817	$1,999,036	$53,958,382	$1,209,783	$15,244,026
End of year	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$162,801	$108,855	$52,587	$239,095	$–	$–	$3,324,280	$1,032,701
Capital gain distribution	–	–	658,758	–	–	–	–	–
Net realized gain (loss) on investments	(161,598)	212,680	168,670	(58,083)	(4,097)	(156,206)	3,027,395	630,640
Net change in unrealized appreciation (depreciation) on investments	247,757	1,032,016	(342,307)	139,393	29,370	610,837	39,643,992	6,910,689
Mortality and expense risk charge (Note 3)	(45,558)	(61,667)	(74,617)	(53,235)	(2,173)	(38,459)	(3,336,716)	(359,763)
Net increase (decrease) in net assets resulting from operations	203,401	1,291,883	463,090	267,170	23,099	416,172	42,658,951	8,214,267
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	194,825	467,750	911,244	490,484	3,416	189,898	47,319,404	3,280,350
Net transfer from (to) fixed accumulation account	(97,445)	57,059	145,875	(29,999)	20	(221,304)	3,997,847	250,902
Transfer between funds	130,396	(124,560)	172,384	126,752	9,132	31,372	9,932,415	(390,170)
Payments to contract owners	(586,791)	(562,966)	(501,705)	(421,003)	(17,458)	(252,687)	(19,928,728)	(2,179,046)
Annual maintenance charge (Note 3)	(2,175)	(4,147)	(5,361)	(2,433)	(42)	(485)	(230,646)	(17,905)
Surrender charges (Note 3)	–	–	–	–	–	(102)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(361,189)	(166,863)	722,437	163,802	(4,932)	(253,307)	41,090,292	944,130
TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,788)	1,125,020	1,185,527	430,973	18,168	162,866	83,749,243	9,158,397
Net Assets:
Beginning of year	$3,756,918	$4,293,156	$5,543,150	$4,056,384	$152,866	$3,057,128	$230,636,507	$23,807,124
End of year	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$304,983	$544,222	$810,941	$1,299,507	$31,896	$442,820	$342,430	$640,337
Capital gain distribution	–	–	–	–	2,372,272	–	1,782,494	–
Net realized gain (loss) on investments	135,458	719,648	–	(74,055)	125,647	35,061	295,265	333,113
Net change in unrealized appreciation (depreciation) on investments	1,797,823	3,808,860	–	624,627	(1,170,713)	(132,885)	(681,365)	3,201,191
Mortality and expense risk charge (Note 3)	(125,160)	(550,628)	(245,766)	(257,149)	(194,338)	(142,914)	(201,096)	(553,305)
Net increase (decrease) in net assets resulting from operations	2,113,104	4,522,102	565,175	1,592,931	1,164,763	202,081	1,537,728	3,621,337
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,368,880	6,594,845	8,625,642	3,255,898	1,015,770	1,092,790	2,350,373	7,036,466
Net transfer from (to) fixed accumulation account	209,012	806,811	145,899	22,245	(120,596)	23,374	147,090	1,400,975
Transfer between funds	6,213	2,168,940	(1,545,330)	2,043,196	(291,879)	552,956	801,358	2,673,389
Payments to contract owners	(691,261)	(2,962,739)	(3,789,582)	(1,394,187)	(1,423,994)	(1,066,336)	(1,481,438)	(2,770,550)
Annual maintenance charge (Note 3)	(7,723)	(28,989)	(7,987)	(12,705)	(13,368)	(8,011)	(11,981)	(31,680)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	885,121	6,578,868	3,428,642	3,914,447	(834,067)	594,774	1,805,402	8,308,601
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,998,225	11,100,970	3,993,817	5,507,377	330,696	796,855	3,343,130	11,929,938
Net Assets:
Beginning of year	$8,437,274	$39,508,263	$17,150,735	$18,392,124	$15,642,963	$10,995,577	$14,656,069	$39,516,082
End of year	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND
OPERATIONS
Investment Income	$275,655	$882,686	$1,748,783	$1,740,304	$1,602,315	$1,158,900	$1,261,007	$278,049
Capital gain distribution	402,874	1,303,574	896,139	339,549	313,606	177,108	–	–
Net realized gain (loss) on investments	(532,928)	(486,226)	696,500	493,700	369,050	665,342	596,151	40,742
Net change in unrealized appreciation (depreciation) on investments	855,958	2,419,632	5,729,086	7,711,884	8,500,311	6,823,548	8,690,411	1,870,539
Mortality and expense risk charge (Note 3)	(109,587)	(376,107)	(750,439)	(787,070)	(777,994)	(599,279)	(670,066)	(137,935)
Net increase (decrease) in net assets resulting from operations	891,972	3,743,560	8,320,069	9,498,367	10,007,287	8,225,620	9,877,503	2,051,395
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	732,238	2,628,673	13,446,896	11,161,627	9,482,542	7,268,849	7,668,628	3,466,027
Net transfer from (to) fixed accumulation account	(212,414)	244,785	(694,452)	866,232	(399,579)	(159,092)	(79,766)	9,129
Transfer between funds	150,384	(746,362)	(837,986)	(414,328)	92,142	293,895	(181,960)	43,775
Payments to contract owners	(1,284,289)	(2,820,613)	(5,134,986)	(3,548,519)	(2,790,224)	(3,323,160)	(2,537,167)	(637,882)
Annual maintenance charge (Note 3)	(4,404)	(19,793)	(51,134)	(72,118)	(84,649)	(82,404)	(111,265)	(41,446)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(618,485)	(713,311)	6,728,338	7,992,894	6,300,233	3,998,088	4,758,470	2,839,602
TOTAL INCREASE (DECREASE) IN NET ASSETS	273,487	3,030,249	15,048,407	17,491,260	16,307,520	12,223,708	14,635,973	4,890,997
Net Assets:
Beginning of year	$8,660,629	$28,718,339	$53,118,796	$55,243,091	$54,998,671	$42,603,480	$46,961,043	$8,800,471
End of year	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO
OPERATIONS
Investment Income	$316,917	$480,164	$1,072,928	$178,423	$159,233	$15,222	$60,753	$34,309
Capital gain distribution	–	236,738	–	343,789	9,707	102,592	242,033	21,968
Net realized gain (loss) on investments	75,961	(193,514)	(422,754)	764,423	(116,223)	(137,004)	73,925	(1,578)
Net change in unrealized appreciation (depreciation) on investments	2,154,264	1,007,021	1,229,135	1,502,021	232,877	349,805	170,263	(14,662)
Mortality and expense risk charge (Note 3)	(160,391)	(178,275)	(343,105)	(207,561)	(65,140)	(23,027)	(61,504)	(16,191)
Net increase (decrease) in net assets resulting from operations	2,386,751	1,352,134	1,536,204	2,581,094	220,454	307,588	485,470	23,846
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,952,865	1,071,882	3,437,081	3,721,073	468,594	201,256	711,024	379,968
Net transfer from (to) fixed accumulation account	(107,513)	(161,890)	92,278	(116,424)	24,626	(18,656)	(62,493)	460
Transfer between funds	205,860	(26,549)	1,442,707	261,500	587,155	(19,496)	(51,048)	(2,640)
Payments to contract owners	(578,126)	(1,585,409)	(2,621,083)	(2,324,094)	(458,066)	(190,747)	(585,799)	(61,894)
Annual maintenance charge (Note 3)	(50,691)	(7,578)	(15,875)	(5,029)	(2,036)	(510)	(1,509)	(345)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,422,396	(709,544)	2,335,108	1,537,027	620,274	(28,154)	10,176	315,550
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,809,147	642,590	3,871,313	4,118,120	840,727	279,434	495,646	339,396
Net Assets:
Beginning of year	$10,002,930	$13,808,397	$25,674,824	$14,892,965	$4,864,047	$1,682,888	$4,660,524	$1,232,592
End of year	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$114,730	$4,749	$122,738	$14,817,977
Capital gain distribution	–	67,511	–	14,474,408
Net realized gain (loss) on investments	13,684	11,008	(107,140)	(285,239)
Net change in unrealized appreciation (depreciation) on investments	66,460	(13,778)	221,036	46,464,356
Mortality and expense risk charge (Note 3)	(37,177)	(12,647)	(43,938)	(5,791,554)
Net increase (decrease) in net assets resulting from operations	157,696	56,842	192,696	69,679,950
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	571,277	151,235	281,424	11,367,896
Net transfer from (to) fixed accumulation account	(5,574)	(11,038)	(59,156)	(7,199,277)
Transfer between funds	142,995	40,806	112,990	(4,684,154)
Payments to contract owners	(430,285)	(32,301)	(514,013)	(39,041,228)
Annual maintenance charge (Note 3)	(1,396)	(244)	(859)	(142,553)
Surrender charges (Note 3)	–	–	–	–
Mortality guarantee adjustment	–	–	–	(32,263)
Net increase (decrease) in net assets resulting from contract owners; transactions	277,018	148,459	(179,614)	(39,731,579)
TOTAL INCREASE (DECREASE) IN NET ASSETS	434,713	205,301	13,081	29,948,371
Net Assets:
Beginning of year	$2,675,851	$989,460	$3,374,811	$454,379,267
End of year	$3,110,565	$1,194,761	$3,387,892	$484,327,638
* Janus Henderson Global Technology and Innovation Fund Class I became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson Global Technology and Innovation Fund Class S became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Neuberger Genesis Fund Advisor Class became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$–	$–	$189,593	$102,984	$125,987	$204,274	$15,505	$195,679
Capital gain distribution	–	–	–	1,418,290	–	146,175	4,317	79,991
Net realized gain (loss) on investments	(10,245)	(1,631,399)	(103,857)	2,846,961	(251,309)	(98,174)	(7,840)	594,664
Net change in unrealized appreciation (depreciation) on investments	57,307	7,784,254	(47,123)	11,923,244	206,546	1,177,582	47,105	199,814
Mortality and expense risk charge (Note 3)	(2,996)	(454,817)	(51,681)	(743,833)	(50,555)	(127,923)	(11,829)	(209,474)
Net increase (decrease) in net assets resulting from operations	44,066	5,698,038	(13,068)	15,547,646	30,668	1,301,934	47,259	860,674
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,688	996,532	1,032,852	1,908,989	1,251,553	442,751	72,318	863,821
Net transfer from (to) fixed accumulation account	(1,672)	(869,673)	231,417	(2,553,953)	63,345	(146,121)	(29,670)	(724,850)
Transfer between funds	(2,217)	(1,641,385)	282,095	3,068,359	542,168	438,919	30,734	(107,721)
Payments to contract owners	(36,003)	(3,491,573)	(545,139)	(6,710,254)	(253,358)	(1,064,429)	(54,285)	(1,619,277)
Annual maintenance charge (Note 3)	(122)	(2,042)	(3,253)	(23,531)	(3,542)	(2,316)	(267)	(1,366)
Surrender charges (Note 3)	–	(2,133)	–	(6,414)	–	(357)	–	(984)
Mortality guarantee adjustment	–	2,645	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(36,326)	(5,007,629)	997,973	(4,316,805)	1,600,166	(331,553)	18,829	(1,590,378)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,740	690,409	984,904	11,230,841	1,630,834	970,381	66,088	(729,704)
Net Assets:
Beginning of year	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
End of year	$234,477	$36,958,287	$4,736,244	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$82,308	$479,387	$127,889	$127,151	$1,740,668	$3,482,282	$238,305	$–
Capital gain distribution	31,759	275,917	–	–	3,408,903	12,549,781	245,526	74,045
Net realized gain (loss) on investments	(9,421)	497,027	(13,484)	(47,801)	1,467,681	5,087,722	101,092	(350,557)
Net change in unrealized appreciation (depreciation) on investments	640,120	4,461,315	32,812	64,760	5,284,813	15,146,766	1,710,201	376,621
Mortality and expense risk charge (Note 3)	(54,785)	(405,700)	(23,196)	(22,903)	(1,909,447)	(3,633,750)	(165,958)	(28,608)
Net increase (decrease) in net assets resulting from operations	689,981	5,307,946	124,021	121,207	9,992,617	32,632,801	2,129,166	71,500
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	640,365	1,353,128	104,094	86,297	3,720,076	6,801,038	2,527,827	114,216
Net transfer from (to) fixed accumulation account	212,853	(428,410)	1,815	(29,360)	(2,651,752)	(4,708,407)	357,235	(86,658)
Transfer between funds	(13,806)	354,914	11,969	257,437	(1,427,658)	(4,654,363)	621,885	(182,088)
Payments to contract owners	(350,440)	(3,804,786)	(199,996)	(276,005)	(11,210,648)	(20,731,799)	(1,073,098)	(351,452)
Annual maintenance charge (Note 3)	(1,370)	(5,607)	(547)	(175)	(7,912)	(25,223)	(7,348)	(50)
Surrender charges (Note 3)	–	(4,453)	–	(183)	(2,121)	(3,154)	–	(50)
Mortality guarantee adjustment	–	–	–	–	(5,691)	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	487,603	(2,535,214)	(82,665)	38,010	(11,585,706)	(23,321,908)	2,426,501	(506,083)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,177,584	2,772,732	41,356	159,217	(1,593,089)	9,310,893	4,555,666	(434,583)
Net Assets:
Beginning of year	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
End of year	$4,874,955	$34,511,565	$1,853,437	$1,968,744	$153,288,007	$290,314,394	$15,294,022	$2,164,369
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$12,701	$52,140	$27,689	$31,982	$331,854	$43,269	$31,618	$553,838
Capital gain distribution	61,869	58,027	26,404	2,214	27,514	4,173	25,678	472,327
Net realized gain (loss) on investments	26,865	(126,432)	(2,942)	(68,312)	342,026	(32,801)	19,074	685,338
Net change in unrealized appreciation (depreciation) on investments	(32,095)	133,205	18,873	176,131	490,660	144,080	105,455	1,524,391
Mortality and expense risk charge (Note 3)	(10,711)	(22,381)	(12,041)	(18,267)	(181,907)	(23,217)	(21,724)	(406,984)
Net increase (decrease) in net assets resulting from operations	58,629	94,558	57,984	123,748	1,010,146	135,505	160,100	2,828,910
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	41,023	43,450	14,069	166,747	867,694	350,544	162,060	1,965,001
Net transfer from (to) fixed accumulation account	32,386	(238,579)	(4,552)	(140,021)	(295,704)	(82,258)	2,780	(358,764)
Transfer between funds	37,058	(190,507)	(1,676)	(220,467)	(12,088)	(16,244)	33,296	(78,215)
Payments to contract owners	(32,589)	(143,590)	(32,524)	(465,268)	(1,711,898)	(212,425)	(242,988)	(1,592,031)
Annual maintenance charge (Note 3)	(256)	(600)	(455)	(840)	(4,500)	(945)	(666)	(11,099)
Surrender charges (Note 3)	–	(633)	–	–	(3,902)	–	–	(3,686)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	77,622	(530,459)	(25,137)	(659,848)	(1,160,399)	38,671	(45,518)	(78,792)
TOTAL INCREASE (DECREASE) IN NET ASSETS	136,251	(435,901)	32,847	(536,100)	(150,253)	174,176	114,583	2,750,117
Net Assets:
Beginning of year	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
End of year	$933,565	$1,656,212	$964,369	$1,155,396	$14,364,088	$1,939,609	$1,685,207	$33,733,850
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$9,845	$14,501	$285,014	$3,807	$1,955	$10,419	$141	$5,295
Capital gain distribution	9,837	17,772	449,215	7,755	2,617	16,694	206	3,048
Net realized gain (loss) on investments	2,207	7,492	567,177	4,429	271	86,391	(13)	2,356
Net change in unrealized appreciation (depreciation) on investments	49,289	88,887	1,832,727	47,424	14,110	(9,905)	1,012	(10,144)
Mortality and expense risk charge (Note 3)	(8,022)	(13,135)	(319,758)	(5,322)	(1,922)	(12,017)	(137)	(2,117)
Net increase (decrease) in net assets resulting from operations	63,156	115,515	2,814,375	58,094	17,031	91,582	1,209	(1,562)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	131,075	56,860	1,691,520	4,640	–	86,442	1,200	1,492
Net transfer from (to) fixed accumulation account	(6,051)	57,042	(126,058)	(588)	(1)	(4,368)	–	35,193
Transfer between funds	14,500	(2,313)	277,594	993	4,346	47,486	–	413,496
Payments to contract owners	–	(4,650)	(1,014,072)	(212,255)	–	(60,356)	–	(3,077)
Annual maintenance charge (Note 3)	(507)	(529)	(15,853)	(569)	(55)	(175)	(105)	–
Surrender charges (Note 3)	–	–	(3,868)	–	–	(492)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	139,016	106,410	809,263	(207,779)	4,289	68,537	1,095	447,104
TOTAL INCREASE (DECREASE) IN NET ASSETS	202,172	221,925	3,623,639	(149,685)	21,320	160,119	2,304	445,543
Net Assets:
Beginning of year	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
End of year	$699,264	$1,130,778	$26,782,971	$280,649	$157,669	$1,013,061	$11,687	$545,801
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$59,551	$136,992	$265,707	$924,397	$721,508	$380,300	$7,482,150	$140,340
Capital gain distribution	930	–	–	–	–	–	434,726	–
Net realized gain (loss) on investments	(118,244)	(25,956)	(138,232)	(180,894)	579,028	239,291	43,858,375	(22,332)
Net change in unrealized appreciation (depreciation) on investments	137,306	90,466	855,294	3,628,943	3,400,437	3,002,063	103,327,198	(73,313)
Mortality and expense risk charge (Note 3)	(22,455)	(44,755)	(149,110)	(600,145)	(567,659)	(391,096)	(8,881,910)	(42,270)
Net increase (decrease) in net assets resulting from operations	57,088	156,748	833,659	3,772,301	4,133,314	3,230,558	146,220,539	2,425
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	42,799	158,718	465,606	2,523,389	2,286,105	1,707,455	15,224,575	1,215,320
Net transfer from (to) fixed accumulation account	(52,734)	18,876	(101,722)	(779,099)	(1,334,752)	(876,177)	(15,647,956)	90,173
Transfer between funds	(195,671)	109,669	(245,274)	(816,997)	(1,324,846)	(524,505)	(5,242,281)	528,635
Payments to contract owners	(463,056)	(423,439)	(1,237,299)	(3,852,690)	(4,306,598)	(1,995,531)	(58,253,519)	(243,982)
Annual maintenance charge (Note 3)	(878)	(1,451)	(6,191)	(25,520)	(22,554)	(15,890)	(178,912)	(1,752)
Surrender charges (Note 3)	–	(607)	(2,951)	(3,155)	(3,547)	(3,098)	(9,267)	–
Mortality guarantee adjustment	–	–	–	–	–	–	4,704	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(669,540)	(138,235)	(1,127,830)	(2,954,072)	(4,706,193)	(1,707,746)	(64,102,655)	1,588,392
TOTAL INCREASE (DECREASE) IN NET ASSETS	(612,452)	18,513	(294,171)	818,229	(572,879)	1,522,812	82,117,884	1,590,817
Net Assets:
Beginning of year	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
End of year	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
OPERATIONS
Investment Income	$1,174,219	$987,719	$771,736	$1,393,556	$3,832	$33,495	$11,725	$295,715
Capital gain distribution	–	3,221,898	–	–	19,761	255,984	–	2,504,912
Net realized gain (loss) on investments	(471,408)	3,092,318	(450,020)	–	(16,940)	29,383	(139,401)	3,538,926
Net change in unrealized appreciation (depreciation) on investments	(181,666)	(3,771,434)	928,885	–	68,604	24,301	1,670,693	5,888,214
Mortality and expense risk charge (Note 3)	(429,150)	(890,927)	(245,836)	(338,752)	(6,475)	(50,896)	(95,688)	(719,966)
Net increase (decrease) in net assets resulting from operations	91,995	2,639,573	1,004,765	1,054,804	68,783	292,267	1,447,329	11,507,801
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,559,426	2,227,025	923,428	4,812,803	187,695	210,741	342,789	1,017,003
Net transfer from (to) fixed accumulation account	(665,740)	(1,616,757)	(548,812)	3,871,288	69,740	(26,057)	(61,149)	(1,426,065)
Transfer between funds	1,484,426	(611,823)	(311,540)	3,212,006	(93,256)	(29,546)	(455,223)	125,351
Payments to contract owners	(2,897,867)	(5,467,916)	(1,879,672)	(3,081,064)	(12,792)	(544,530)	(713,982)	(4,512,107)
Annual maintenance charge (Note 3)	(6,036)	(4,692)	(1,981)	(3,699)	(236)	(475)	(621)	(9,706)
Surrender charges (Note 3)	(1,821)	(1,585)	(1,587)	(469)	–	(995)	(1,422)	(1,958)
Mortality guarantee adjustment	649	787	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(526,964)	(5,474,960)	(1,820,163)	8,810,866	151,151	(390,862)	(889,608)	(4,807,482)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(434,969)	(2,835,387)	(815,398)	9,865,670	219,934	(98,596)	557,721	6,700,319
Net Assets:
Beginning of year	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
End of year	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,818	$59,460,294
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$10,115	$26,352	$7,474	$66,789	$–	$29,005	$–	$13,203
Capital gain distribution	8,420	10,349	25,204	270,361	–	47,802	187,655	–
Net realized gain (loss) on investments	(10,016)	8,922	9,126	213,768	(302,097)	33,355	39,487	(40,967)
Net change in unrealized appreciation (depreciation) on investments	44,342	231,565	35,536	270,931	484,437	1,482,698	1,034,621	(36,320)
Mortality and expense risk charge (Note 3)	(12,552)	(40,193)	(7,535)	(79,888)	(38,540)	(107,187)	(53,164)	(47,464)
Net increase (decrease) in net assets resulting from operations	40,309	236,994	69,805	741,960	143,800	1,485,674	1,208,600	(111,549)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	91,837	144,972	28,987	298,395	743,703	2,162,239	347,934	404,508
Net transfer from (to) fixed accumulation account	52,798	(68,780)	(48,067)	(104,961)	198,108	368,928	(63,053)	6,939
Transfer between funds	41,819	(24,521)	(3,292)	(304,491)	286,346	722,769	(71,078)	113,792
Payments to contract owners	(128,550)	(274,993)	(28,200)	(524,386)	(333,399)	(654,110)	(386,215)	(264,345)
Annual maintenance charge (Note 3)	(306)	(75)	(235)	(275)	(4,394)	(9,587)	(1,823)	(3,634)
Surrender charges (Note 3)	–	(322)	–	(1,239)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	57,598	(223,719)	(50,807)	(636,959)	890,364	2,590,239	(174,236)	257,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	97,907	13,276	18,999	105,002	1,034,164	4,075,913	1,034,364	145,712
Net Assets:
Beginning of year	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
End of year	$1,064,529	$3,194,499	$593,850	$6,429,041	$3,628,742	$10,565,007	$4,649,557	$3,802,270
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
OPERATIONS
Investment Income	$562,642	$44,044	$–	$37,443	$–	$166,127	$99,366	$45,856
Capital gain distribution	1,914,999	–	3,342,532	–	707,058	–	–	447,697
Net realized gain (loss) on investments	216,578	(31,531)	1,132,793	(30,329)	(77,887)	(80,575)	77,963	63,758
Net change in unrealized appreciation (depreciation) on investments	137,777	13,806	7,300,616	(73,074)	(89,842)	(34,384)	(74,905)	(54,612)
Mortality and expense risk charge (Note 3)	(344,984)	(23,593)	(586,523)	(15,350)	(178,271)	(47,289)	(51,457)	(61,235)
Net increase (decrease) in net assets resulting from operations	2,487,011	2,727	11,189,418	(81,311)	361,059	3,879	50,968	441,463
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	5,707,198	345,858	8,060,220	56,748	2,440,049	203,634	603,747	697,379
Net transfer from (to) fixed accumulation account	911,425	105,785	352,138	(7,457)	134,653	(26,408)	79,622	60,427
Transfer between funds	1,417,406	39,859	(704,136)	54,955	286,278	160,263	248,968	376,648
Payments to contract owners	(3,034,436)	(191,080)	(4,053,267)	(85,173)	(1,104,278)	(375,556)	(383,520)	(372,317)
Annual maintenance charge (Note 3)	(22,217)	(1,842)	(53,900)	(701)	(14,692)	(2,269)	(3,857)	(5,114)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,979,376	298,580	3,601,055	18,373	1,742,010	(40,336)	544,959	757,023
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,466,387	301,307	14,790,473	(62,937)	2,103,069	(36,457)	595,928	1,198,486
Net Assets:
Beginning of year	$23,388,430	$1,697,729	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228	$4,344,664
End of year	$30,854,817	$1,999,036	$53,958,382	$1,209,783	$15,244,026	$3,756,918	$4,293,156	$5,543,150
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
OPERATIONS
Investment Income	$182,384	$–	$–	$2,697,186	$745,997	$253,623	$412,211	$656,860
Capital gain distribution	7,360	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(52,256)	(22,131)	(249,189)	3,886,484	168,377	52,367	470,215	(1,568)
Net change in unrealized appreciation (depreciation) on investments	12,602	10	(162,360)	36,304,408	(324,664)	472,308	4,603,653	1,568
Mortality and expense risk charge (Note 3)	(47,406)	(2,465)	(41,806)	(2,498,603)	(285,792)	(96,143)	(432,441)	(163,109)
Net increase (decrease) in net assets resulting from operations	102,684	(24,586)	(453,355)	40,389,475	303,917	682,154	5,053,638	493,751
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	612,448	4,222	188,926	34,487,409	3,200,246	1,268,735	5,421,666	9,246,395
Net transfer from (to) fixed accumulation account	2,909	1,547	(234,053)	5,474,686	921,222	457,528	607,097	1,692,315
Transfer between funds	248,891	34,264	112,301	4,811,955	1,189,979	291,017	1,017,215	1,251,741
Payments to contract owners	(442,694)	(63,311)	(362,434)	(16,540,502)	(2,147,173)	(679,137)	(2,631,120)	(2,856,768)
Annual maintenance charge (Note 3)	(2,342)	(56)	(533)	(187,174)	(15,528)	(6,715)	(25,550)	(4,512)
Surrender charges (Note 3)	–	–	(165)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	419,212	(23,335)	(295,958)	28,046,374	3,148,746	1,331,429	4,389,308	9,329,171
TOTAL INCREASE (DECREASE) IN NET ASSETS	521,895	(47,920)	(749,313)	68,435,849	3,452,663	2,013,583	9,442,947	9,822,922
Net Assets:
Beginning of year	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316	$7,327,813
End of year	$4,056,384	$152,866	$3,057,128	$230,636,507	$23,807,124	$8,437,274	$39,508,263	$17,150,735
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
OPERATIONS
Investment Income	$1,013,993	$277,322	$415,117	$251,092	$478,067	$252,830	$789,746	$1,404,112
Capital gain distribution	–	–	–	1,571,999	–	488,829	1,247,308	460,896
Net realized gain (loss) on investments	(116,536)	(173,663)	128,353	308,307	373,489	(297,925)	(127,305)	268,338
Net change in unrealized appreciation (depreciation) on investments	120,130	2,375,587	6,558	(1,266,515)	3,670,408	197,648	686,219	2,753,039
Mortality and expense risk charge (Note 3)	(205,638)	(189,130)	(134,258)	(166,828)	(425,027)	(108,044)	(363,067)	(619,464)
Net increase (decrease) in net assets resulting from operations	811,950	2,290,116	415,769	698,056	4,096,936	533,338	2,232,901	4,266,921
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,666,019	1,247,796	1,077,781	2,369,918	5,757,979	796,421	3,455,678	10,150,892
Net transfer from (to) fixed accumulation account	81,353	(125,733)	71,833	670,692	1,879,145	(9,820)	(464,597)	(36,988)
Transfer between funds	1,812,941	(680,982)	400,655	464,628	1,886,554	(234,317)	(2,185,989)	(632,363)
Payments to contract owners	(1,578,004)	(1,369,459)	(1,237,513)	(1,456,269)	(2,380,528)	(1,048,146)	(3,237,495)	(4,327,808)
Annual maintenance charge (Note 3)	(12,025)	(14,585)	(8,257)	(10,818)	(27,938)	(4,903)	(20,944)	(47,875)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,970,282	(942,963)	304,498	2,038,151	7,115,211	(500,765)	(2,453,348)	5,105,858
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,782,232	1,347,153	720,267	2,736,207	11,212,147	32,573	(220,447)	9,372,779
Net Assets:
Beginning of year	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786	$43,746,017
End of year	$18,392,124	$15,642,963	$10,995,577	$14,656,069	$39,516,082	$8,660,629	$28,718,339	$53,118,796
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
OPERATIONS
Investment Income	$1,384,890	$1,305,584	$960,214	$1,006,780	$186,272	$208,956	$438,264	$894,752
Capital gain distribution	286,965	112,517	22,476	14,667	6,242	6,078	351,894	–
Net realized gain (loss) on investments	445,678	229,650	334,764	377,182	(1,154)	42,717	(327,407)	(424,757)
Net change in unrealized appreciation (depreciation) on investments	3,393,380	3,911,404	3,577,611	4,140,033	711,792	786,286	440,759	(149,536)
Mortality and expense risk charge (Note 3)	(638,625)	(601,763)	(485,559)	(529,313)	(89,174)	(103,075)	(174,548)	(309,875)
Net increase (decrease) in net assets resulting from operations	4,872,288	4,957,392	4,409,507	5,009,349	813,978	940,963	728,962	10,584
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	8,755,921	10,716,610	6,824,612	8,099,635	2,699,363	3,137,286	1,493,349	3,492,743
Net transfer from (to) fixed accumulation account	(516,468)	350,850	(88,889)	61,385	26,449	22,285	(17,610)	57,270
Transfer between funds	674,048	440,000	(424,000)	10,944	93,193	152,278	(418,788)	1,925,216
Payments to contract owners	(3,219,373)	(2,406,042)	(1,270,268)	(1,919,995)	(220,455)	(557,708)	(1,584,250)	(3,120,912)
Annual maintenance charge (Note 3)	(66,596)	(78,156)	(76,645)	(103,967)	(32,295)	(39,155)	(7,626)	(15,086)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,627,531	9,023,262	4,964,809	6,148,001	2,566,256	2,714,986	(534,925)	2,339,232
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,499,820	13,980,653	9,374,316	11,157,351	3,380,233	3,655,948	194,037	2,349,815
Net Assets:
Beginning of year	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360	$23,325,009
End of year	$55,243,091	$54,998,671	$42,603,480	$46,961,043	$8,800,471	$10,002,930	$13,808,397	$25,674,824
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
OPERATIONS
Investment Income	$173,276	$129,237	$20,584	$58,720	$39,312	$77,248	$5,189	$90,320
Capital gain distribution	495,384	4,810	54,488	48,938	33,164	–	–	–
Net realized gain (loss) on investments	790,058	(148,365)	(35,254)	153,013	(32,293)	(17,595)	(22,584)	(88,353)
Net change in unrealized appreciation (depreciation) on investments	1,542,806	111,658	105,749	352,990	21,438	49,067	124,079	37,786
Mortality and expense risk charge (Note 3)	(172,360)	(57,279)	(21,422)	(55,024)	(15,802)	(28,667)	(12,150)	(41,617)
Net increase (decrease) in net assets resulting from operations	2,829,164	40,061	124,144	558,637	45,820	80,053	94,535	(1,865)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,233,893	443,911	85,304	400,562	34,393	561,192	56,175	327,830
Net transfer from (to) fixed accumulation account	(593,745)	209,144	(94,423)	(160,435)	(78,331)	3,534	(104,864)	(174,196)
Transfer between funds	(172,130)	436,049	21,173	2,488	952	274,726	(4,298)	236,848
Payments to contract owners	(1,074,771)	(481,965)	(143,049)	(274,413)	(97,525)	(237,213)	(45,834)	(289,226)
Annual maintenance charge (Note 3)	(4,559)	(2,071)	(543)	(1,409)	(353)	(1,287)	(275)	(898)
Surrender charges (Note 3)	–	(38)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(611,313)	605,031	(131,538)	(33,206)	(140,863)	600,952	(99,096)	100,359
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,217,851	645,092	(7,394)	525,431	(95,044)	681,005	(4,562)	98,494
Net Assets:
Beginning of year	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022	$3,276,317
End of year	$14,892,965	$4,864,047	$1,682,888	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$8,385,623
Capital gain distribution	–
Net realized gain (loss) on investments	(3,955,661)
Net change in unrealized appreciation (depreciation) on investments	43,408,492
Mortality and expense risk charge (Note 3)	(5,726,333)
Net increase (decrease) in net assets resulting from operations	42,112,121
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	11,198,153
Net transfer from (to) fixed accumulation account	(5,434,910)
Transfer between funds	(6,081,490)
Payments to contract owners	(36,256,375)
Annual maintenance charge (Note 3)	(158,172)
Surrender charges (Note 3)	(814)
Mortality guarantee adjustment	43,508
Net increase (decrease) in net assets resulting from contract owners; transactions	(36,690,100)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,422,021
Net Assets:
Beginning of year	$448,957,246
End of year	$454,379,267
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2025 and December 31, 2024
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
NEUBERGER GENESIS FUND ADVISOR CLASS
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
Effective May 1, 2025, three funds were added to the Separate Account: Janus Henderson Global Technology and Innovation Class 1, Janus Henderson Global Technology and Innovation Class S, and Neuberger Genesis Fund Advisor Class. Davis Value Portfolio was renamed to Davis Equity Portfolio. DFA VA U.S. Targeted Value Portfolio was renamed to Dimensional VA U.S. Targeted Value Portfolio. Neuberger Berman Genesis Fund Advisor Class was renamed to Neuberger Genesis Fund Advisor Class.
During 2024 no new funds were added to the separate account. In 2024, Calvert VP S&P Mid-Cap 400 Index Portfolio was renamed to Calvert S&P Mid-Cap 400 Index Portfolio.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
Segment Reporting
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Executive Vice President of Life and Retirement is the Account’s CODM and has determined that each subaccount has operated as a single segment since inception.  The CODM monitors the operating results of each subaccount and each subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each subaccount’s portfolio management team.  The financial information, in the form of the subaccounts’ holdings, total returns, expense ratios, and changes in contract owners’ equity (i.e., changes in contract owners’ equity resulting from operations, contract purchase payments, withdrawals, surrenders, and transfers) are used by the CODM to assess each subaccount’s performance by comparing the  underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each subaccount’s single segment, which is consistent with that presented within the subaccounts’ financial statements.  Segment assets are reflected on the subaccounts’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.”
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2025, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subsaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC contributed $12 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2025. HMLIC did not contribute any bonus credits in 2024. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2025
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2025 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	$912	$14,993
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	1,215,871	5,757,358
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	1,945,526	887,913
AMERICAN FUNDS IS GROWTH FUND CLASS 4	9,583,512	7,507,788
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	4,026,163	1,089,522
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	1,865,359	1,490,669
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	184,113	160,484
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	1,960,183	1,879,775
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	1,442,460	805,184
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	5,650,722	4,922,150
BLACKROCK HIGH YIELD V.I. FUND CLASS I	897,979	446,594
BLACKROCK HIGH YIELD V.I. FUND CLASS III	550,743	417,510
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	21,767,438	17,714,438
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	31,147,349	28,315,520
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	5,473,407	2,223,831
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	288,862	548,076
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO	353,405	118,569
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	317,712	264,136
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	92,933	279,722
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	143,857	200,718
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	1,871,099	2,313,968
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	1,019,957	855,100
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	143,952	337,012
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	5,871,324	3,524,651
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	94,060	41,584
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	211,224	37,841
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	4,641,627	1,959,617
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	23,018	46,452
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	16,776	2,771
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	337,021	42,721
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	2,938	340
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	139,836	27,663
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	88,873	572,725
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	298,574	673,108
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	776,223	1,667,650
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,377,325	7,132,733
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	3,229,651	6,330,402
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	2,561,992	5,597,899
FIDELITY VIP INDEX 500 PORTFOLIO SC2	25,752,268	43,683,229
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	2,400,127	441,915
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	5,075,747	5,842,586
FIDELITY VIP OVERSEAS PORTFOLIO SC2	9,679,339	6,148,883
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	1,448,400	2,761,175
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	7,588,114	6,490,122
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	2,538,066	40,581
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	1,549,118	41,915
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	1,549,900	181,874
JPMORGAN SMALL CAP VALUE FUND CLASS A	912,918	730,837
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	310,151	1,423,572
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	3,273,305	4,688,145
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	244,265	182,274
MFS VIT II INTERNATIONAL GROWTH SC	626,028	478,809
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	130,386	85,036
MFS VIT MID CAP VALUE PORTFOLIO SC	906,558	802,864
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,120,826	605,909
NEUBERGER GENESIS FUND ADVISOR CLASS*	580,415	65,986
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	4,925,535	1,196,722
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	1,718,737	518,620

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2025
	Purchases	Sales
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	447,330	598,187
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	11,413,045	3,784,738
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	413,116	321,871
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	21,294,785	5,531,467
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	156,913	245,038
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	3,656,012	2,024,157
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	515,882	921,429
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	746,163	653,160
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	2,053,977	526,142
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	952,789	661,210
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,569	23,771
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	246,490	694,462
VANGUARD 500 INDEX FUND ADMIRAL SHARES	70,419,316	26,314,066
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	5,746,373	3,498,663
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	2,246,580	1,046,179
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	10,963,078	3,670,968
VANGUARD FEDERAL MONEY MARKET FUND	10,722,114	6,728,298
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	6,860,401	1,977,650
VANGUARD MID-CAP GROWTH INDEX FUND	3,437,194	1,935,787
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,212,375	1,282,637
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	5,760,438	1,735,945
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	12,371,165	3,642,418
VANGUARD TARGET RETIREMENT 2020 FUND	1,575,073	2,157,545
VANGUARD TARGET RETIREMENT 2025 FUND	5,701,029	5,090,414
VANGUARD TARGET RETIREMENT 2030 FUND	17,246,640	7,927,320
VANGUARD TARGET RETIREMENT 2035 FUND	14,818,900	5,039,525
VANGUARD TARGET RETIREMENT 2040 FUND	11,889,143	4,081,933
VANGUARD TARGET RETIREMENT 2045 FUND	9,033,398	3,633,239
VANGUARD TARGET RETIREMENT 2050 FUND	9,277,230	3,331,668
VANGUARD TARGET RETIREMENT 2055 FUND	3,824,815	804,357
VANGUARD TARGET RETIREMENT 2060 FUND	4,479,091	824,206
VANGUARD TARGET RETIREMENT INCOME FUND	2,162,392	2,526,823
VANGUARD TOTAL BOND MARKET INDEX FUND	6,586,465	3,944,287
VANGUARD VIF EQUITY INDEX PORTFOLIO	4,602,852	1,986,752
VANGUARD VIF GLOBAL BOND INDEX	1,351,782	743,931
VANGUARD VIF INTERNATIONAL PORTFOLIO	318,001	388,372
VANGUARD VIF MID-CAP INDEX PORTFOLIO	1,031,672	706,289
VANGUARD VIF REIT INDEX PORTFOLIO	436,720	82,663
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	878,182	509,928
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	263,280	44,201
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	517,423	725,380
WILSHIRE VIT GLOBAL ALLOCATION FUND	40,987,041	57,502,972
*
Purchase and sales activity for these funds were for the period from May 1, 2025 (inception) through December 31, 2025.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,916	88	(55)	(833)	5,117	19	(26)	(90)	5,019
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	618,759	15,530	(39,217)	(54,024)	541,048	13,818	(19,578)	(38,645)	496,643
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	315,006	86,474	42,988	(45,653)	398,815	93,798	40,118	(55,461)	477,269
AMERICAN FUNDS IS GROWTH FUND CLASS 4	211,566	6,399	1,355	(22,775)	196,545	6,027	(5,569)	(18,438)	178,565
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	168,228	62,009	29,585	(12,646)	247,177	92,386	61,189	(23,634)	377,118
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	589,011	24,321	15,798	(58,251)	570,879	27,196	6,064	(55,426)	548,712
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,011	2,194	(43)	(1,605)	28,557	2,952	133	(2,993)	28,650
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	494,739	23,981	(22,803)	(44,844)	451,073	21,472	(21,786)	(30,836)	419,923
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,671	23,334	7,456	(13,000)	168,460	26,992	2,408	(21,308)	176,553
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,081,435	41,859	(841)	(119,923)	1,002,530	38,813	(3,855)	(111,546)	925,941
BLACKROCK HIGH YIELD V.I. FUND CLASS I	201,775	11,240	1,555	(21,493)	193,077	38,076	32,057	(34,306)	228,903
BLACKROCK HIGH YIELD V.I. FUND CLASS III	203,709	9,444	24,778	(29,874)	208,057	7,579	27,360	(28,734)	214,262
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,242,748	76,644	(79,849)	(229,425)	3,010,117	71,482	(45,711)	(235,572)	2,800,317
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,383,988	31,245	(42,070)	(95,300)	1,277,863	29,134	(19,987)	(94,659)	1,192,351
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,593,579	761,846	309,989	(332,809)	4,332,605	927,979	103,068	(444,576)	4,919,076
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	72,981	3,207	(7,670)	(9,643)	58,875	3,830	(5,165)	(3,146)	54,393
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO	23,686	1,179	2,054	(952)	25,966	2,372	4,877	(4,506)	28,709
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	119,487	2,405	(23,663)	(7,892)	90,337	2,150	5,373	(6,724)	91,136
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	52,254	747	(316)	(1,829)	50,856	872	(3,175)	(8,102)	40,451
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,344	7,971	(17,293)	(22,687)	56,335	3,401	(4,823)	(3,590)	51,322
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	726,789	41,432	(14,109)	(81,297)	672,815	31,682	(25,707)	(68,468)	610,321
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	89,057	16,519	(4,943)	(10,077)	90,555	38,158	(5,503)	(31,076)	92,134
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,097	4,963	964	(6,961)	47,063	467	(2,034)	(5,996)	39,500
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	909,143	53,817	(12,562)	(45,737)	904,662	50,955	6,506	(73,671)	888,452
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	15,338	3,782	212	(15)	19,317	550	114	(869)	19,112
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	28,186	1,565	1,590	(149)	31,192	2,191	306	(732)	32,958
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	683,071	45,706	4,652	(28,945)	704,484	41,197	4,715	(48,668)	701,729
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,737	146	30	(6,363)	8,549	29	(20)	(1,640)	6,919
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,514	–	278	(3)	9,789	207	(68)	(4)	9,924
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	59,978	5,551	1,665	(3,695)	63,499	3,293	10,989	(2,551)	75,230
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	651	76	–	(7)	721	103	(1)	(8)	814
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,065	94	27,308	(187)	34,280	225	5,167	(1,448)	38,223
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	164,306	3,211	(18,561)	(35,476)	113,480	3,076	505	(36,397)	80,664

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	298,750	12,013	9,258	(31,859)	288,162	6,558	(16,089)	(20,867)	257,765
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	691,177	25,848	(19,036)	(68,350)	629,638	18,511	(9,711)	(65,201)	573,237
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,736,436	139,148	(86,482)	(213,414)	2,575,689	110,296	(120,305)	(192,736)	2,372,944
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,281,007	108,283	(125,157)	(203,440)	2,060,693	85,170	(148,303)	(125,289)	1,872,271
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,402,041	74,149	(58,061)	(90,943)	1,327,187	63,200	(137,450)	(83,585)	1,169,352
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,124,003	23,124	(30,397)	(88,606)	1,028,123	19,346	(33,741)	(79,204)	934,524
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	226,845	97,330	49,615	(19,878)	353,911	89,543	77,502	(27,160)	493,796
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,588,258	70,160	37,498	(131,591)	1,564,325	56,196	75,192	(171,366)	1,524,347
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,718,706	51,844	(49,918)	(126,183)	1,594,449	45,058	(62,934)	(116,608)	1,459,965
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	870,463	38,968	(34,159)	(78,597)	796,675	32,787	(11,955)	(64,450)	753,058
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	21,814,436	4,614,485	6,794,919	(2,965,894)	30,257,946	2,328,398	1,993,975	(4,174,065)	30,406,254
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	–	–	–	–	–	48,854	50,390	(886)	98,358
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	–	–	–	–	–	863	59,881	(1,456)	59,288
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,370	1,476	(168)	(101)	4,576	5,209	5,405	(1,186)	14,004
JPMORGAN SMALL CAP VALUE FUND CLASS A	103,328	4,968	(1,595)	(12,749)	93,952	4,819	956	(6,952)	92,774
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	164,429	6,904	(9,978)	(14,499)	146,857	5,631	(9,679)	(15,191)	127,618
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	785,551	13,316	(16,949)	(58,631)	723,287	13,974	(30,228)	(56,268)	650,765
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	44,568	4,132	4,470	(5,817)	47,353	4,122	393	(3,229)	48,639
MFS VIT II INTERNATIONAL GROWTH SC	171,396	7,379	(4,468)	(14,149)	160,158	6,250	4,529	(13,411)	157,526
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,774	1,928	(3,413)	(1,796)	37,493	3,800	477	(4,709)	37,062
MFS VIT MID CAP VALUE PORTFOLIO SC	352,360	15,431	(20,853)	(27,278)	319,660	14,960	(24,860)	(22,715)	287,046
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	112,116	30,847	19,860	(14,056)	148,767	29,367	13,563	(13,110)	178,586
NEUBERGER GENESIS FUND ADVISOR CLASS*	–	–	–	–	–	3,645	4,084	(202)	7,527
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	110,284	31,344	15,605	(9,825)	147,408	36,448	11,193	(12,401)	182,648
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	64,839	5,318	(2,005)	(5,845)	62,308	12,277	1,705	(5,050)	71,239
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	100,579	11,199	3,410	(7,419)	107,769	9,539	(1,617)	(9,513)	106,177
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	449,714	101,056	41,045	(54,921)	536,893	113,690	43,629	(49,077)	645,135
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	75,381	15,221	6,778	(8,521)	88,859	8,332	5,882	(10,138)	92,936
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	323,086	57,284	(2,914)	(29,700)	347,756	63,214	10,569	(28,887)	392,652
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	164,625	7,609	6,340	(11,556)	167,018	7,713	4,344	(20,583)	158,491
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	132,282	24,343	4,244	(11,253)	149,616	18,207	(1,527)	(13,227)	153,069
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	416,949	22,439	14,760	(41,346)	412,803	20,728	3,119	(62,708)	373,941
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	276,952	43,489	23,996	(27,970)	316,467	30,258	(4,035)	(35,889)	306,801

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	64,181	9,910	6,021	(5,375)	74,737	12,442	4,691	(6,992)	84,878
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	257,125	43,998	18,004	(31,844)	287,283	33,399	6,608	(28,871)	298,419
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	13,615	300	2,456	(4,559)	11,812	246	661	(1,192)	11,527
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	207,852	10,988	(6,577)	(20,973)	191,290	10,827	(10,993)	(14,804)	176,320
VANGUARD 500 INDEX FUND ADMIRAL SHARES	356,263	66,458	20,141	(32,423)	410,440	80,378	23,915	(34,004)	480,729
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,170,012	176,699	116,633	(118,581)	1,344,763	159,725	(3,108)	(106,778)	1,394,602
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	166,671	30,975	18,826	(16,735)	199,737	29,623	5,201	(14,847)	219,714
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	239,798	40,414	12,706	(20,013)	272,905	44,819	20,107	(20,154)	317,677
VANGUARD FEDERAL MONEY MARKET FUND	7,102,974	8,759,003	2,837,386	(2,701,718)	15,997,646	7,919,559	(1,271,159)	(3,483,983)	19,162,064
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,070,607	369,326	261,961	(220,790)	2,481,104	420,653	263,855	(183,220)	2,982,393
VANGUARD MID-CAP GROWTH INDEX FUND	350,097	28,455	(17,434)	(31,875)	329,243	21,126	(8,258)	(29,757)	312,354
VANGUARD REIT INDEX FUND ADMIRAL SHARES	68,472	7,099	3,356	(8,213)	70,713	6,895	3,580	(6,779)	74,410
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	230,813	44,058	20,618	(27,399)	268,090	41,888	16,812	(26,430)	300,359
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	272,388	51,941	34,625	(21,887)	337,067	60,154	34,811	(23,768)	408,264
VANGUARD TARGET RETIREMENT 2020 FUND	220,485	19,258	(5,906)	(25,840)	207,997	17,106	(1,777)	(29,617)	193,710
VANGUARD TARGET RETIREMENT 2025 FUND	1,214,542	137,240	(105,803)	(130,764)	1,115,215	96,518	(17,908)	(104,623)	1,089,202
VANGUARD TARGET RETIREMENT 2030 FUND	984,500	215,915	(14,230)	(92,383)	1,093,802	259,497	(30,508)	(100,143)	1,222,647
VANGUARD TARGET RETIREMENT 2035 FUND	1,587,480	291,721	5,560	(109,321)	1,775,440	335,084	12,540	(109,510)	2,013,553
VANGUARD TARGET RETIREMENT 2040 FUND	818,934	197,684	14,381	(46,035)	984,964	157,641	(6,063)	(47,820)	1,088,722
VANGUARD TARGET RETIREMENT 2045 FUND	1,025,074	196,547	(14,727)	(38,652)	1,168,242	184,418	3,663	(87,819)	1,268,504
VANGUARD TARGET RETIREMENT 2050 FUND	681,352	142,643	967	(35,617)	789,345	119,528	(4,446)	(41,059)	863,368
VANGUARD TARGET RETIREMENT 2055 FUND	97,700	44,660	1,912	(4,168)	140,103	50,663	915	(9,949)	181,732
VANGUARD TARGET RETIREMENT 2060 FUND	129,506	59,078	3,254	(11,550)	180,288	65,537	1,894	(10,080)	237,639
VANGUARD TARGET RETIREMENT INCOME FUND	861,413	91,072	(25,196)	(97,800)	829,489	61,822	(10,202)	(91,446)	789,663
VANGUARD TOTAL BOND MARKET INDEX FUND	2,194,425	328,755	187,257	(294,267)	2,416,170	312,819	138,305	(239,871)	2,627,423
VANGUARD VIF EQUITY INDEX PORTFOLIO	170,160	14,594	(9,583)	(13,016)	162,155	38,029	1,956	(24,090)	178,050
VANGUARD VIF GLOBAL BOND INDEX	215,507	22,599	32,854	(24,379)	246,581	23,228	30,236	(22,983)	277,061
VANGUARD VIF INTERNATIONAL PORTFOLIO	47,108	2,254	(1,956)	(3,840)	43,566	4,507	(839)	(4,363)	42,871
VANGUARD VIF MID-CAP INDEX PORTFOLIO	115,537	10,560	(4,238)	(7,283)	114,575	16,690	(2,714)	(13,488)	115,063
VANGUARD VIF REIT INDEX PORTFOLIO	81,977	2,175	(4,659)	(5,918)	73,576	22,336	(121)	(3,648)	92,143
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	188,377	51,864	25,805	(22,106)	243,939	50,764	12,128	(38,122)	268,709
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	29,362	1,636	(3,089)	(1,339)	26,570	4,086	876	(918)	30,613
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	285,389	28,655	5,344	(25,354)	294,034	23,584	4,837	(42,971)	279,484
WILSHIRE VIT GLOBAL ALLOCATION FUND	11,577,132	275,690	(275,889)	(890,792)	10,686,140	254,844	(261,285)	(864,014)	9,815,685
*
The units issued and units redeemed activity for these funds were for the period from May 1, 2025 (inception) through December 31, 2025.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2025
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,019	52.85	265,244	1.25%	-%	15.34%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	496,643	25.29 to 76.04	35,318,902	0.95% to 1.65%	-%	3.67% to 4.39%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	477,269	12.67	6,046,234	1.25%	4.85%	6.64%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	178,565	379.10 to 412.20	71,256,270	0.95% to 1.65%	0.13%	17.98% to 18.81%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	377,118	26.42	9,963,029	1.25%	3.13%	34.17%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	548,712	19.85 to 21.74	11,573,052	0.95% to 1.65%	2.52%	9.84% to 10.63%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,650	41.71	1,194,934	1.25%	1.39%	27.01%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	419,923	43.17 to 46.96	19,089,085	0.95% to 1.65%	0.92%	25.87% to 26.73%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	176,553	33.58	5,929,441	1.25%	1.68%	16.05%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	925,941	37.72 to 41.00	36,807,237	0.95% to 1.65%	1.25%	15.01% to 15.81%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	228,903	10.41	2,369,728	1.25%	6.44%	7.88%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	214,262	09.64 to 10.48	2,184,772	0.95% to 1.65%	6.44%	7.20% to 8.04%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	2,800,317	18.01 to 55.68	148,384,104	0.95% to 1.65%	1.24%	3.64% to 4.37%
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,192,351	224.81 to 251.80	286,082,087	0.95% to 1.65%	1.07%	5.18% to 5.92%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	4,919,076	3.89	19,118,516	1.25%	1.65%	10.10%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	54,393	38.84 to 40.46	2,156,011	0.95% to 1.65%	-%	7.31% to 8.20%
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO	28,709	38.69	1,110,644	1.25%	1.81%	7.61%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	91,136	18.98 to 20.80	1,844,537	0.95% to 1.65%	2.77%	9.26% to 10.61%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	40,451	21.22	858,563	1.25%	2.57%	11.95%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	51,322	23.21	1,191,273	1.25%	2.55%	13.17%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	610,321	23.01 to 24.82	14,701,602	0.95% to 1.65%	2.30%	12.25% to 13.16%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	92,134	24.44	2,251,607	1.25%	2.53%	14.09%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	39,500	41.27	1,630,189	1.25%	2.03%	15.25%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	888,452	41.07 to 44.16	38,068,786	0.95% to 1.65%	1.95%	14.52% to 15.33%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	19,112	42.47	811,712	1.25%	1.76%	17.32%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	32,958	42.91	1,414,122	1.25%	1.51%	18.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	701,729	43.00 to 46.31	31,497,457	0.95% to 1.65%	1.24%	17.54% to 18.41%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,919	38.84	268,733	1.25%	1.33%	18.31%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,924	18.45 to 19.71	189,255	0.95% to 1.65%	1.38%	17.88% to 18.38%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	75,230	18.17 to 19.32	1,417,264	0.95% to 1.65%	1.24%	17.50% to 18.43%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	814	19.18	15,625	1.25%	1.55%	18.34%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	38,223	18.11 to 19.36	718,447	0.95% to 1.65%	1.25%	17.50% to 18.39%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	80,664	14.48	1,167,608	1.25%	2.97%	8.26%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	257,765	14.31 to 15.01	3,791,686	0.95% to 1.65%	3.40%	7.51% to 7.98%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	573,237	20.13 to 21.51	11,969,525	0.95% to 1.65%	2.47%	12.20% to 12.96%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,372,944	20.43 to 21.92	50,460,116	0.95% to 1.65%	2.05%	13.62% to 14.41%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	1,872,271	24.18 to 25.95	47,165,617	0.95% to 1.65%	1.69%	15.01% to 15.82%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,169,352	27.20 to 29.02	32,900,685	0.95% to 1.65%	1.23%	17.31% to 18.14%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	934,524	650.21 to 868.15	777,554,711	0.95% to 1.65%	0.90%	15.58% to 16.38%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	493,796	13.14	6,487,123	1.25%	3.92%	5.86%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,524,347	10.97 to 25.17	35,779,546	0.95% to 1.65%	3.45%	5.21% to 5.92%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,459,965	27.12 to 53.76	72,808,771	0.95% to 1.65%	1.42%	18.12% to 18.94%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	753,058	24.05 to 25.84	18,893,998	0.95% to 1.65%	1.89%	1.21% to 1.92%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	30,406,254	01.09 to 01.13	33,301,961	0.95% to 1.65%	4.27%	2.39% to 3.53%
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I	98,358	26.21	2,577,836	1.25%	-%	30.52%[1]
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S	59,288	26.07 to 26.28	1,555,048	0.95% to 1.65%	-%	29.63% to 30.67%[1]
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	14,004	143.94	2,015,732	1.25%	0.18%	6.34%
JPMORGAN SMALL CAP VALUE FUND CLASS A	92,774	46.40 to 49.93	4,500,918	0.95% to 1.65%	0.82%	10.11% to 10.89%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	127,618	56.67 to 61.94	7,622,521	0.95% to 1.65%	0.18%	12.72% to 13.52%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	650,765	89.24 to 97.55	60,530,037	0.95% to 1.65%	0.44%	12.69% to 13.47%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	48,639	23.48	1,142,102	1.25%	0.95%	4.45%
MFS VIT II INTERNATIONAL GROWTH SC	157,526	23.17 to 24.26	3,748,859	0.95% to 1.65%	0.78%	18.84% to 19.69%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,062	16.58	614,419	1.25%	0.99%	4.66%
MFS VIT MID CAP VALUE PORTFOLIO SC	287,046	20.00 to 21.62	6,025,035	0.95% to 1.65%	0.82%	4.01% to 4.76%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	178,586	27.21	4,860,041	1.25%	-%	11.58%
NEUBERGER GENESIS FUND ADVISOR CLASS	7,527	59.82	450,224	1.25%	-%	4.99%[1]
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	182,648	78.57	14,350,494	1.25%	0.77%	9.63%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	71,239	87.52	6,234,568	1.25%	-%	17.28%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	106,177	46.16	4,901,215	1.25%	0.64%	30.84%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	645,135	65.04	41,957,922	1.25%	1.76%	13.17%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	92,936	23.47	2,181,078	1.25%	2.45%	4.31%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	392,652	177.24	69,593,580	1.25%	-%	14.23%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	158,491	7.88	1,248,510	1.25%	3.50%	8.81%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	153,069	103.80	15,888,651	1.25%	-%	1.88%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	373,941	9.62	3,599,130	1.25%	4.43%	5.77%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	306,801	17.66	5,418,175	1.25%	2.24%	30.14%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	84,878	79.27	6,728,677	1.25%	0.86%	6.88%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	298,419	15.04	4,487,357	1.25%	5.60%	6.50%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	11,527	14.84	171,033	1.25%	-%	14.66%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	176,320	17.04 to 19.06	3,219,994	0.95% to 1.65%	-%	13.66% to 14.45%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	480,729	653.98	314,385,750	1.25%	1.22%	16.38%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,394,602	23.64	32,965,521	1.25%	3.64%	33.55%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	219,714	52.05	11,435,499	1.25%	3.07%	23.22%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	317,677	159.31	50,609,233	1.25%	1.21%	10.04%
VANGUARD FEDERAL MONEY MARKET FUND	19,162,064	1.10	21,144,552	1.25%	4.24%	3.14%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,982,393	8.01	23,899,502	1.25%	6.15%	8.16%
VANGUARD MID-CAP GROWTH INDEX FUND	312,354	51.14	15,973,659	1.25%	0.20%	7.64%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	74,410	158.48	11,792,432	1.25%	3.89%	1.92%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	300,359	59.93	17,999,199	1.25%	2.10%	9.61%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	408,264	126.01	51,446,020	1.25%	1.41%	7.48%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2020 FUND	193,710	46.12	8,934,116	1.25%	3.13%	10.76%
VANGUARD TARGET RETIREMENT 2025 FUND	1,089,202	29.15	31,748,588	1.25%	2.92%	13.20%
VANGUARD TARGET RETIREMENT 2030 FUND	1,222,647	55.75	68,167,203	1.25%	2.88%	14.81%
VANGUARD TARGET RETIREMENT 2035 FUND	2,013,553	36.12	72,734,351	1.25%	2.72%	16.07%
VANGUARD TARGET RETIREMENT 2040 FUND	1,088,722	65.50	71,306,191	1.25%	2.54%	17.29%
VANGUARD TARGET RETIREMENT 2045 FUND	1,268,504	43.22	54,827,188	1.25%	2.38%	18.51%
VANGUARD TARGET RETIREMENT 2050 FUND	863,368	71.35	61,597,016	1.25%	2.32%	19.93%
VANGUARD TARGET RETIREMENT 2055 FUND	181,732	75.34	13,691,468	1.25%	2.47%	19.95%
VANGUARD TARGET RETIREMENT 2060 FUND	237,639	66.54	15,812,077	1.25%	2.46%	19.93%
VANGUARD TARGET RETIREMENT INCOME FUND	789,663	18.30	14,450,987	1.25%	3.40%	9.91%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,627,423	11.25	29,546,137	1.25%	3.89%	5.80%
VANGUARD VIF EQUITY INDEX PORTFOLIO	178,050	106.77	19,011,085	1.25%	1.05%	16.26%
VANGUARD VIF GLOBAL BOND INDEX	277,061	18.94 to 21.02	5,704,774	0.95% to 1.65%	3.01%	3.96% to 4.71%
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,871	45.77	1,962,323	1.25%	0.84%	18.49%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	115,063	44.81	5,156,169	1.25%	1.24%	10.16%
VANGUARD VIF REIT INDEX PORTFOLIO	92,143	17.06	1,571,988	1.25%	2.45%	1.85%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	268,709	11.58	3,110,565	1.25%	3.97%	5.52%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,613	39.03	1,194,761	1.25%	0.43%	4.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	279,484	12.12	3,387,892	1.25%	3.63%	5.59%
WILSHIRE VIT GLOBAL ALLOCATION FUND	9,815,685	20.61 to 67.80	484,327,638	0.95% to 1.65%	3.16%	15.56% to 16.37%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2025 and the return is for the period May 1, 2025 to December 31, 2025.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,117	45.82	234,477	1.25%	-%	19.57%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	541,048	24.17 to 72.84	36,958,287	0.95% to 1.65%	-%	16.22% to 17.03%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	398,815	11.88	4,736,245	1.25%	4.47%	(0.25)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	196,545	321.31 to 346.95	66,213,915	0.95% to 1.65%	0.17%	29.16% to 30.06%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	247,177	19.69	4,867,291	1.25%	3.11%	2.34%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	570,879	18.05 to 19.65	10,921,603	0.95% to 1.65%	1.96%	12.77% to 13.52%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,557	32.84	937,688	1.25%	1.71%	5.53%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	451,073	34.30 to 37.06	16,224,926	0.95% to 1.65%	1.18%	4.57% to 5.31%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	168,460	28.94	4,874,954	1.25%	1.92%	17.93%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,002,530	32.80 to 35.40	34,511,565	0.95% to 1.65%	1.45%	16.89% to 17.73%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	193,077	9.65	1,853,437	1.25%	6.98%	6.87%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	208,057	08.98 to 09.70	1,968,744	0.95% to 1.65%	6.73%	6.11% to 6.83%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,010,117	19.39 to 53.35	153,288,008	0.95% to 1.65%	1.13%	6.20% to 6.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,277,863	213.74 to 237.74	290,314,394	0.95% to 1.65%	1.22%	11.45% to 12.23%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	4,332,605	3.53	15,294,022	1.25%	1.83%	18.06%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	58,875	36.11 to 37.39	2,164,370	0.95% to 1.65%	-%	2.78% to 3.52%
DFA VA U.S. TARGETED VALUE PORTFOLIO	25,966	35.95	933,565	1.25%	1.47%	6.80%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	90,337	17.36 to 18.80	1,656,211	0.95% to 1.65%	2.78%	3.83% to 5.20%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	50,856	18.96	964,369	1.25%	2.92%	6.34%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	56,335	20.51	1,155,396	1.25%	2.25%	7.10%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	672,815	20.47 to 21.93	14,364,087	0.95% to 1.65%	2.30%	6.50% to 7.24%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	90,555	21.42	1,939,609	1.25%	2.34%	8.07%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	47,063	35.81	1,685,207	1.25%	1.94%	9.64%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	904,662	35.86 to 38.29	33,733,851	0.95% to 1.65%	1.71%	8.96% to 9.71%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	19,317	36.20	699,264	1.25%	1.65%	11.69%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,192	36.25	1,130,779	1.25%	1.42%	12.44%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	704,484	36.58 to 39.11	26,782,971	0.95% to 1.65%	1.14%	11.59% to 12.48%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	8,549	32.83	280,649	1.25%	1.07%	12.43%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,789	15.65 to 16.66	157,670	0.95% to 1.65%	1.33%	11.71% to 12.42%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	63,499	15.46 to 16.31	1,013,060	0.95% to 1.65%	1.12%	11.54% to 12.48%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	721	16.21	11,687	1.25%	1.34%	12.49%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	34,280	15.41 to 16.35	545,800	0.95% to 1.65%	1.64%	11.59% to 12.53%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	113,480	13.37	1,517,076	1.25%	3.27%	3.16%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	288,162	13.30 to 13.90	3,930,773	0.95% to 1.65%	3.49%	3.91% to 4.43%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	629,638	17.94 to 19.04	11,667,915	0.95% to 1.65%	2.25%	6.60% to 7.33%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,575,689	17.98 to 19.16	48,001,126	0.95% to 1.65%	1.94%	7.66% to 8.43%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,060,693	21.02 to 22.41	44,950,535	0.95% to 1.65%	1.59%	8.86% to 9.64%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,327,188	23.19 to 24.56	31,697,043	0.95% to 1.65%	1.23%	10.59% to 11.33%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,028,123	561.23 to 745.94	737,195,315	0.95% to 1.65%	1.07%	22.56% to 23.42%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	353,911	12.41	4,390,498	1.25%	3.90%	0.57%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,564,325	10.62 to 23.76	34,784,331	0.95% to 1.65%	3.35%	(0.19)% to 0.55%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,594,449	25.15 to 45.20	67,071,543	0.95% to 1.65%	1.44%	3.07% to 3.81%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	796,675	23.76 to 25.35	19,662,120	0.95% to 1.65%	3.85%	4.53% to 5.27%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	30,257,946	01.06 to 01.09	32,203,969	0.95% to 1.65%	5.11%	2.88% to 3.92%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	4,576	135.36	619,452	1.25%	0.75%	14.18%
JPMORGAN SMALL CAP VALUE FUND CLASS A	93,952	42.14 to 45.03	4,122,886	0.95% to 1.65%	0.80%	6.95% to 7.70%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	146,856	50.27 to 54.56	7,749,817	0.95% to 1.65%	0.16%	20.21% to 21.03%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	723,287	79.19 to 85.97	59,460,295	0.95% to 1.65%	0.53%	21.96% to 22.81%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	47,353	22.48	1,064,528	1.25%	1.00%	3.64%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	160,158	19.50 to 20.27	3,194,499	0.95% to 1.65%	0.83%	6.97% to 7.70%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,494	15.84	593,850	1.25%	1.28%	12.34%
MFS VIT MID CAP VALUE PORTFOLIO SC	319,660	19.18 to 20.64	6,429,041	0.95% to 1.65%	1.05%	11.71% to 12.42%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	148,767	24.39	3,628,741	1.25%	-%	5.40%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	147,408	71.67	10,565,007	1.25%	0.34%	21.80%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	62,307	74.62	4,649,557	1.25%	-%	33.82%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	107,769	35.28	3,802,269	1.25%	0.35%	(2.94)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	536,893	57.47	30,854,817	1.25%	2.07%	10.50%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	88,859	22.50	1,999,036	1.25%	2.38%	(0.09)%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	347,756	155.16	53,958,382	1.25%	-%	27.99%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	167,017	7.24	1,209,782	1.25%	3.02%	(6.34)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	149,616	101.89	15,244,026	1.25%	-%	2.57%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	412,802	9.10	3,756,918	1.25%	4.40%	0.00%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	316,467	13.57	4,293,155	1.25%	2.49%	1.65%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	74,736	74.17	5,543,150	1.25%	0.93%	9.57%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	287,283	14.12	4,056,384	1.25%	4.81%	2.69%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	11,812	12.94	152,865	1.25%	-%	(12.27)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	191,290	14.99 to 16.65	3,057,128	0.95% to 1.65%	-%	(12.90)% to (12.23)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	410,441	561.92	230,636,507	1.25%	1.37%	23.42%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,344,763	17.70	23,807,123	1.25%	3.38%	1.72%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	199,737	42.24	8,437,275	1.25%	3.41%	9.60%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	272,905	144.77	39,508,262	1.25%	1.18%	15.46%
VANGUARD FEDERAL MONEY MARKET FUND	15,997,646	1.07	17,150,736	1.25%	5.37%	3.88%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,481,104	7.41	18,392,125	1.25%	6.15%	4.96%
VANGUARD MID-CAP GROWTH INDEX FUND	329,243	47.51	15,642,964	1.25%	1.85%	16.36%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	70,713	155.50	10,995,578	1.25%	3.90%	3.62%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	268,090	54.67	14,656,070	1.25%	1.89%	5.87%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	337,067	117.24	39,516,082	1.25%	1.41%	12.83%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2020 FUND	207,996	41.64	8,660,630	1.25%	2.92%	6.41%
VANGUARD TARGET RETIREMENT 2025 FUND	1,115,215	25.75	28,718,340	1.25%	2.74%	8.06%
VANGUARD TARGET RETIREMENT 2030 FUND	1,093,801	48.56	53,118,797	1.25%	2.90%	9.30%
VANGUARD TARGET RETIREMENT 2035 FUND	1,775,440	31.12	55,243,091	1.25%	2.77%	10.39%
VANGUARD TARGET RETIREMENT 2040 FUND	984,964	55.84	54,998,671	1.25%	2.72%	11.48%
VANGUARD TARGET RETIREMENT 2045 FUND	1,168,242	36.47	42,603,480	1.25%	2.53%	12.49%
VANGUARD TARGET RETIREMENT 2050 FUND	789,345	59.49	46,961,042	1.25%	2.43%	13.21%
VANGUARD TARGET RETIREMENT 2055 FUND	140,103	62.81	8,800,472	1.25%	2.62%	13.21%
VANGUARD TARGET RETIREMENT 2060 FUND	180,289	55.48	10,002,930	1.25%	2.56%	13.20%
VANGUARD TARGET RETIREMENT INCOME FUND	829,489	16.65	13,808,398	1.25%	3.20%	5.38%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,416,169	10.63	25,674,824	1.25%	3.65%	-%
VANGUARD VIF EQUITY INDEX PORTFOLIO	162,154	91.84	14,892,965	1.25%	1.26%	23.29%
VANGUARD VIF GLOBAL BOND INDEX	246,581	18.20 to 20.09	4,864,047	0.95% to 1.65%	2.85%	0.35% to 1.06%
VANGUARD VIF INTERNATIONAL PORTFOLIO	43,566	38.63	1,682,889	1.25%	1.22%	7.66%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	114,575	40.68	4,660,524	1.25%	1.34%	13.66%
VANGUARD VIF REIT INDEX PORTFOLIO	73,575	16.75	1,232,592	1.25%	3.07%	3.40%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	243,939	10.97	2,675,851	1.25%	3.31%	3.59%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	26,569	37.24	989,460	1.25%	0.52%	10.01%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	294,034	11.48	3,374,811	1.25%	2.72%	-%
WILSHIRE VIT GLOBAL ALLOCATION FUND	10,686,140	18.68 to 57.72	454,379,267	0.95% to 1.65%	1.86%	9.18% to 9.93%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,916	38.32	226,737	1.25%	-%	21.65%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	618,759	20.46 to 62.24	36,267,878	0.95%to1.65%	-%	18.19% to 19.01%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	315,006	11.91	3,751,340	1.25%	4.43%	1.97%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	211,566	248.77 to 266.76	54,983,074	0.95% to 1.65%	0.18%	35.91% to 36.85%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	168,228	19.24	3,236,457	1.25%	2.99%	14.66%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	589,011	15.99 to 17.31	9,951,222	0.95% to 1.65%	1.79%	8.40% to 9.21%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,011	31.12	871,600	1.25%	1.65%	14.79%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	494,739	32.80 to 35.19	16,954,630	0.95% to 1.65%	1.22%	13.81% to 14.59%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,671	24.54	3,697,371	1.25%	2.13%	16.19%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,081,435	28.06 to 30.07	31,738,833	0.95% to 1.65%	1.66%	15.09% to 15.88%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	201,775	9.03	1,812,081	1.25%	6.47%	11.76%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	203,709	08.46 to 09.08	1,809,527	0.95% to 1.65%	6.27%	10.95% to 11.82%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,242,748	18.58 to 49.89	154,881,096	0.95% to 1.65%	1.02%	13.51% to 14.32%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,383,988	191.78 to 211.83	281,003,501	0.95% to 1.65%	1.21%	14.01% to 14.80%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,593,579	2.99	10,738,356	1.25%	1.70%	15.44%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	72,981	35.09 to 36.12	2,598,952	0.95% to 1.65%	-%	6.63% to 7.40%
DFA VA U.S. TARGETED VALUE PORTFOLIO	23,686	33.66	797,314	1.25%	1.53%	18.56%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	119,487	16.72 to 17.87	2,092,113	0.95% to 1.65%	3.16%	7.94% to 9.56%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	52,254	17.83	931,522	1.25%	3.24%	11.02%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,344	19.15	1,691,496	1.25%	2.91%	12.25%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	726,789	19.22 to 20.45	14,514,341	0.95% to 1.65%	2.61%	11.48% to 12.30%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	89,057	19.82	1,765,433	1.25%	2.62%	13.26%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,097	32.66	1,570,624	1.25%	1.80%	15.41%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	909,143	32.91 to 34.90	30,983,733	0.95% to 1.65%	1.76%	14.63% to 15.45%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	15,338	32.41	497,092	1.25%	1.62%	17.47%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	28,186	32.24	908,853	1.25%	1.62%	17.97%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	683,071	32.76 to 34.77	23,159,332	0.95% to 1.65%	1.29%	16.86% to 18.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,737	29.20	430,334	1.25%	1.52%	17.98%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,514	14.01 to 14.84	136,349	0.95% to 1.65%	1.51%	17.20% to 19.10%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	59,978	13.86 to 14.50	852,942	0.95% to 1.65%	1.47%	16.86% to 18.08%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	651	14.41	9,383	1.25%	1.50%	17.92%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,065	13.81 to 14.53	100,258	0.95% to 1.65%	1.20%	16.82% to 18.03%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	164,306	12.96	2,129,528	1.25%	4.13%	6.58%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	298,750	12.80 to 13.31	3,912,260	0.95% to 1.65%	3.49%	6.40% to 6.99%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	691,177	16.83 to 17.74	11,962,086	0.95% to 1.65%	2.43%	10.80% to 11.64%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,736,436	16.70 to 17.67	47,182,897	0.95% to 1.65%	2.20%	12.23% to 12.98%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,281,007	19.31 to 20.44	45,523,414	0.95% to 1.65%	1.87%	13.72% to 14.45%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,402,041	20.97 to 22.06	30,174,231	0.95% to 1.65%	1.46%	15.54% to 16.35%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,124,003	455.28 to 604.41	655,077,432	0.95% to 1.65%	1.25%	23.84% to 24.70%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	226,845	12.34	2,799,681	1.25%	3.56%	4.84%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,588,258	10.82 to 23.63	35,219,299	0.95% to 1.65%	2.46%	4.24% to 4.98%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,718,706	25.51 to 43.54	69,906,930	0.95% to 1.65%	0.79%	18.28% to 19.09%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	870,463	22.73 to 24.08	20,477,518	0.95% to 1.65%	2.25%	9.07% to 9.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	21,814,436	01.02 to 01.05	22,338,299	0.95% to 1.65%	4.52%	3.00% to 4.08%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,370	118.55	399,518	1.25%	0.18%	16.61%
JPMORGAN SMALL CAP VALUE FUND CLASS A	103,328	39.40 to 41.81	4,221,482	0.95% to 1.65%	1.48%	10.95% to 11.70%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	164,429	41.82 to 45.08	7,192,097	0.95% to 1.65%	-%	6.41% to 7.15%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	785,551	64.93 to 70.00	52,759,975	0.95% to 1.65%	1.57%	25.11% to 25.97%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	44,568	21.69	966,622	1.25%	0.76%	17.50%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	171,396	18.23 to 18.82	3,181,223	0.95% to 1.65%	0.94%	12.53% to 13.31%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,774	14.10	574,851	1.25%	1.76%	11.37%
MFS VIT MID CAP VALUE PORTFOLIO SC	352,360	17.17 to 18.36	6,324,039	0.95% to 1.65%	1.50%	10.21% to 11.34%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	112,116	23.14	2,594,578	1.25%	-%	12.99%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	110,284	58.84	6,489,094	1.25%	0.63%	24.87%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	64,839	55.76	3,615,193	1.25%	-%	47.47%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	100,579	36.35	3,656,558	1.25%	1.10%	0.78%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	449,714	52.01	23,388,430	1.25%	2.08%	8.31%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	75,381	22.52	1,697,729	1.25%	2.54%	10.18%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	323,086	121.23	39,167,909	1.25%	-%	43.50%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	164,625	7.73	1,272,720	1.25%	-%	5.75%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	132,282	99.34	13,140,957	1.25%	2.49%	19.86%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	416,949	9.10	3,793,375	1.25%	-%	3.41%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	276,952	13.35	3,697,228	1.25%	3.88%	14.89%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	64,181	67.69	4,344,664	1.25%	2.42%	10.82%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	257,125	13.75	3,534,489	1.25%	0.66%	6.59%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	13,615	14.75	200,786	1.25%	4.27%	1.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	207,852	17.21 to 18.97	3,806,441	0.95% to 1.65%	-%	1.18% to 1.83%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	356,263	455.28	162,200,658	1.25%	-%	24.69%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,170,012	17.40	20,354,461	1.25%	1.60%	16.23%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	166,671	38.54	6,423,691	1.25%	3.32%	7.83%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	239,798	125.38	30,065,316	1.25%	3.63%	23.84%
VANGUARD FEDERAL MONEY MARKET FUND	7,102,974	1.03	7,327,813	1.25%	1.42%	4.04%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,070,607	7.06	14,609,892	1.25%	3.77%	10.31%
VANGUARD MID-CAP GROWTH INDEX FUND	350,097	40.83	14,295,810	1.25%	5.73%	22.61%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	68,472	150.07	10,275,310	1.25%	0.43%	10.43%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	230,813	51.64	11,919,862	1.25%	4.13%	23.78%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	272,388	103.91	28,303,935	1.25%	1.90%	16.74%
VANGUARD TARGET RETIREMENT 2020 FUND	220,485	39.13	8,628,056	1.25%	1.69%	11.10%
VANGUARD TARGET RETIREMENT 2025 FUND	1,214,542	23.83	28,938,786	1.25%	2.52%	13.15%
VANGUARD TARGET RETIREMENT 2030 FUND	984,500	44.43	43,746,017	1.25%	2.83%	14.54%
VANGUARD TARGET RETIREMENT 2035 FUND	1,587,480	28.19	44,743,271	1.25%	2.82%	15.72%
VANGUARD TARGET RETIREMENT 2040 FUND	818,934	50.09	41,018,018	1.25%	2.78%	16.90%
VANGUARD TARGET RETIREMENT 2045 FUND	1,025,074	32.42	33,229,164	1.25%	2.70%	18.02%
VANGUARD TARGET RETIREMENT 2050 FUND	681,352	52.55	35,803,692	1.25%	2.57%	18.70%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2055 FUND	97,700	55.48	5,420,238	1.25%	2.54%	18.67%
VANGUARD TARGET RETIREMENT 2060 FUND	129,506	49.01	6,346,982	1.25%	2.76%	18.70%
VANGUARD TARGET RETIREMENT INCOME FUND	861,413	15.80	13,614,360	1.25%	2.78%	9.27%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,194,425	10.63	23,325,009	1.25%	3.03%	4.42%
VANGUARD VIF EQUITY INDEX PORTFOLIO	170,160	74.49	12,675,114	1.25%	3.06%	24.57%
VANGUARD VIF GLOBAL BOND INDEX	215,507	18.11 to 19.98	4,218,955	0.95% to 1.55%	1.43%	4.79% to 5.72%
VANGUARD VIF INTERNATIONAL PORTFOLIO	47,108	35.88	1,690,282	1.25%	1.88%	13.22%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	115,537	35.79	4,135,093	1.25%	1.57%	14.42%
VANGUARD VIF REIT INDEX PORTFOLIO	81,977	16.20	1,327,636	1.25%	1.45%	10.35%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	188,377	10.59	1,994,846	1.25%	2.37%	4.85%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	29,362	33.85	994,022	1.25%	1.75%	18.15%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	285,389	11.48	3,276,317	1.25%	0.40%	4.27%
WILSHIRE VIT GLOBAL ALLOCATION FUND	11,577,132	17.14 to 41.80	448,957,246	0.29% to 1.65%	2.79%	14.53% to 15.34%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,823	31.50	214,935	1.25%	-%	(36.87)%
ALLSPRING VT DISCOVERY FUND	667,897	17.03 to 52.30	32,983,458	0.95% to1.65%	-%	(38.88)% to (38.44)%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	203,671	11.68	2,379,610	1.25%	4.23%	(11.92)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	221,246	183.04 to 194.93	42,145,738	0.95% to 1.65%	0.10%	(31.27)% to (30.79)%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	121,640	16.78	2,041,159	1.25%	3.15%	(16.06)%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	597,410	14.73 to 15.85	9,268,676	0.95% to 1.65%	2.13%	(15.36)% to (14.78)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	30,459	27.11	825,658	1.25%	1.52%	(22.83)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	528,352	28.82 to 30.71	15,843,827	0.95% to 1.65%	1.03%	(23.55)% to (22.99)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,379	21.12	3,175,568	1.25%	2.14%	(9.40)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,131,919	24.38 to 25.95	28,750,070	0.95% to 1.65%	1.65%	(10.17)% to (9.55)%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	196,076	8.08	1,575,103	1.25%	5.23%	(11.40)%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	209,383	7.62 to 8.12	1,666,833	0.95% to 1.65%	5.19%	(12.21)% to (11.35)%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,401,765	17.26 to 43.64	142,582,580	0.95% to 1.65%	0.88%	(18.01)% to (17.44)%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,452,711	168.22 to 184.52	257,679,527	0.95% to 1.65%	0.88%	(14.92)% to (14.33)%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,846,090	2.59	7,371,171	1.25%	1.24%	(16.45)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	77,347	32.88 to 33.63	2,571,460	0.95% to 1.65%	-%	(30.02)% to (29.53)%
DFA VA U.S. TARGETED VALUE PORTFOLIO	24,064	28.39	683,247	1.25%	1.39%	(5.40)%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	154,827	15.49 to 16.31	2,480,488	0.95% to 1.65%	1.85%	(16.69)% to (15.58)%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	49,384	16.06	793,040	1.25%	2.05%	(16.74)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	108,795	17.06	1,856,316	1.25%	1.94%	(17.46)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	717,203	17.24 to 18.21	12,791,540	0.95% to 1.65%	1.73%	(18.02)% to (17.45)%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	80,929	17.5	1,416,180	1.25%	2.03%	(17.92)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	60,862	28.3	1,722,119	1.25%	1.76%	(18.70)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	878,642	28.71 to 30.23	26,018,920	0.95% to 1.65%	1.42%	(19.24)% to (18.67)%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,679	27.59	405,004	1.25%	1.54%	(19.28)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,652	27.33	864,970	1.25%	1.85%	(19.26)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	658,034	27.94 to 29.45	18,956,773	0.95% to 1.65%	1.34%	(20.09)% to (19.25)%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,490	24.75	358,657	1.25%	1.62%	(19.25)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	7,701	11.95 to 12.46	93,526	0.95% to 1.65%	2.78%	(19.85)% to (18.56)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	34,563	11.86 to 12.28	417,177	0.95% to 1.65%	1.28%	(20.08)% to (19.21)%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	568	12.22	6,938	1.25%	0.57%	(19.23)%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,340	11.82 to 12.31	88,508	0.95% to 1.65%	1.53%	(20.08)% to (18.85)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	228,449	12.16	2,778,132	1.25%	2.26%	(13.14)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	334,852	12.02 to 12.44	4,109,521	0.95% to 1.65%	2.07%	(11.03)% to (10.63)%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	713,843	15.17 to 15.89	11,102,199	0.95% to 1.65%	1.79%	(15.42)% to (14.89)%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,809,378	14.88 to 15.64	42,990,779	0.95% to 1.65%	1.58%	(16.64)% to (16.05)%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,373,821	16.98 to 17.86	41,505,152	0.95% to 1.65%	1.40%	(17.17)% to (16.58)%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,430,351	18.15 to 18.96	26,540,530	0.95% to 1.65%	0.91%	(18.54)% to (17.96)%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,207,284	369.70 to 484.69	565,953,341	0.95% to 1.65%	1.14%	(19.76)% to (19.19)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	83,667	11.77	984,489	1.25%	3.13%	(14.02)%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,601,980	10.47 to 22.51	33,894,200	0.95% to 1.65%	2.02%	(14.60)% to (14.02)%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,851,156	21.44 to 36.56	63,431,859	0.95% to 1.65%	0.77%	(25.92)% to (25.40)%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	890,319	20.84 to 21.93	19,123,052	0.95% to 1.65%	1.06%	(28.87)% to (28.36)%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,690,203	0.98 to 01.01	14,484,626	0.95% to 1.65%	3.18%	0.00%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,526	101.66	358,453	1.25%	0.19%	(16.99)%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	830,098	51.90 to 55.57	44,401,509	0.95% to 1.65%	0.49%	(20.03)% to (19.46)%
JPMORGAN SMALL CAP VALUE FUND CLASS A	101,675	35.51 to 37.43	3,727,894	0.95% to 1.65%	0.88%	(15.09)% to (14.47)%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	184,722	39.30 to 42.07	7,571,009	0.95% to 1.65%	-%	(37.05)% to (36.59)%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	43,494	18.46	802,894	1.25%	0.77%	(19.39)%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	155,832	16.20 to 16.61	2,558,606	0.95% to 1.65%	0.38%	(16.58)% to (15.98)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,645	12.66	514,695	1.25%	0.98%	(9.96)%
MFS VIT MID CAP VALUE PORTFOLIO SC	353,832	15.58 to 16.49	5,720,351	0.95% to 1.65%	0.78%	(10.77)% to (9.84)%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	78,855	20.48	1,614,889	1.25%	-%	(30.62)%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	77,594	47.12	3,656,509	1.25%	0.68%	(23.69)%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	68,959	37.81	2,607,296	1.25%	-%	(39.27)%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	95,405	36.07	3,441,008	1.25%	0.44%	(24.32)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	357,442	48.02	17,165,975	1.25%	2.01%	(4.49)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	71,694	20.44	1,465,446	1.25%	1.63%	(27.21)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	–	–	–	–	–	–[1]
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	287,784	84.48	24,312,344	1.25%	-%	(40.90)%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	173,230	7.31	1,266,222	1.25%	1.68%	(21.31)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	114,620	82.88	9,500,117	1.25%	-%	(37.80)%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	419,684	8.80	3,691,982	1.25%	2.22%	(15.38)%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	256,172	11.62	2,976,974	1.25%	2.12%	(16.46)%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	59,204	61.08	3,616,118	1.25%	0.35%	(19.56)%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	225,941	12.90	2,914,630	1.25%	3.29%	(11.70)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,179	14.47	219,645	1.25%	-%	(6.04)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	217,805	17.01 to 18.63	3,925,091	0.95% to 1.65%	-%	(6.69)% to (6.00)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	306,365	365.14	111,865,639	1.25%	1.53%	(19.17)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,072,292	14.97	16,050,528	1.25%	2.68%	(16.37)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	143,520	35.74	5,129,885	1.25%	3.71%	(18.83)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	192,195	101.24	19,458,301	1.25%	1.03%	(27.39)%
VANGUARD FEDERAL MONEY MARKET FUND	2,343,743	0.99	2,329,626	1.25%	1.51%	0.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,841,581	6.40	11,774,494	1.25%	4.96%	(9.99)%
VANGUARD MID-CAP GROWTH INDEX FUND	349,061	33.30	11,624,461	1.25%	0.23%	(31.00)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	59,346	135.90	8,065,233	1.25%	3.25%	(27.12)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	188,440	41.72	7,861,163	1.25%	1.53%	(8.59)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	215,427	89.01	19,175,270	1.25%	1.42%	(18.64)%
VANGUARD TARGET RETIREMENT 2020 FUND	293,732	35.22	10,343,960	1.25%	2.31%	(15.21)%
VANGUARD TARGET RETIREMENT 2025 FUND	1,193,023	21.06	25,126,088	1.25%	2.24%	(16.59)%
VANGUARD TARGET RETIREMENT 2030 FUND	894,698	38.79	34,701,921	1.25%	2.03%	(17.31)%
VANGUARD TARGET RETIREMENT 2035 FUND	1,360,674	24.36	33,147,851	1.25%	2.06%	(17.67)%
VANGUARD TARGET RETIREMENT 2040 FUND	690,015	42.85	29,570,156	1.25%	2.07%	(18.02)%
VANGUARD TARGET RETIREMENT 2045 FUND	885,181	27.47	24,314,596	1.25%	2.13%	(18.39)%
VANGUARD TARGET RETIREMENT 2050 FUND	568,886	44.27	25,187,358	1.25%	2.14%	(18.50)%
VANGUARD TARGET RETIREMENT 2055 FUND	64,584	46.75	3,019,043	1.25%	2.73%	(18.48)%
VANGUARD TARGET RETIREMENT 2060 FUND	77,458	41.29	3,198,082	1.25%	2.67%	(18.48)%
VANGUARD TARGET RETIREMENT INCOME FUND	943,804	14.46	13,649,066	1.25%	2.76%	(13.83)%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,912,180	10.18	19,469,654	1.25%	2.37%	(14.24)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	167,137	59.80	9,994,755	1.25%	1.29%	(19.24)%
VANGUARD VIF GLOBAL BOND INDEX	196,120	17.13 to 19.03	3,650,804	0.95% to 1.65%	2.65%	(14.20)% to (13.57)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	50,637	31.69	1,604,529	1.25%	1.19%	(30.99)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	121,633	31.28	3,805,258	1.25%	1.09%	(19.84)%
VANGUARD VIF REIT INDEX PORTFOLIO	78,792	14.68	1,156,764	1.25%	1.90%	(27.22)%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	153,731	10.10	1,552,735	1.25%	1.52%	(6.91)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,102	28.65	862,362	1.25%	0.25%	(26.27)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	318,779	11.01	3,509,796	1.25%	2.11%	(14.32)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,253,216	15.49 to 44.67	413,210,447	0.00% to 1.65%	3.31%	(19.18)% to (17.83)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
T. Rowe Price Government Money's shares were terminated on April 30, 2022.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,675	49.90	333,112	1.25%	-%	2.91%
ALLSPRING VT DISCOVERY FUND	665,646	42.74 to 84.96	53,803,307	0.95% to 1.65%	-%	(6.60%) to (5.94%)
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	161,498	13.26	2,140,663	1.25%	2.09%	(1.63%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	266.33 to 281.63	62,980,824	0.95% to 1.65%	0.06%	19.71% to 20.55%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	19.99	1,746,404	1.25%	3.31%	4.33%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	598,551	17.40 to 18.60	10,929,748	0.95% to 1.65%	1.38%	10.64% to 11.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	35.13	937,493	1.25%	1.39%	3.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	37.70 to 39.88	19,792,246	0.95% to 1.65%	0.67%	2.92% to 3.64%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	136,421	23.31	3,180,345	1.25%	1.92%	50.39%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	27.14 to 28.69	33,011,830	0.95% to 1.65%	1.31%	25.42% to 26.33%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	9.12	1,740,876	1.25%	4.52%	3.99%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	8.68 to 9.16	1,724,015	0.95% to 1.65%	4.41%	3.31% to 4.21%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	23.55 to 52.86	181,277,963	0.95% to 1.65%	0.71%	24.08% to 24.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	197.73 to 215.38	317,620,603	0.95% to 1.65%	0.86%	22.15% to 23.01%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	3.10	6,855,899	1.25%	1.48%	13.55%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	46.94 to 47.72	3,611,610	0.95% to 1.65%	-%	10.78% to 11.55%
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	30.01	558,232	1.25%	1.60%	37.91%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	18.57 to 19.35	2,965,435	0.95% to 1.65%	1.01%	5.09% to 6.39%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	19.29	874,230	1.25%	1.69%	8.13%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	20.67	2,386,926	1.25%	1.18%	9.42%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	21.03 to 22.06	15,655,912	0.95% to 1.65%	0.89%	8.74% to 9.53%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	21.32	1,453,941	1.25%	1.46%	10.98%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	34.81	1,822,776	1.25%	1.07%	14.02%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	35.55 to 37.17	31,102,883	0.95% to 1.65%	0.85%	13.29% to 14.09%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	34.18	491,414	1.25%	1.06%	16.38%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	33.85	625,409	1.25%	1.00%	16.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	34.83 to 36.47	22,131,065	0.95% to 1.65%	0.73%	15.38% to 16.44%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	30.65	364,800	1.25%	1.20%	16.36%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	14.91 to 15.30	945	0.95% to 1.65%	1.25%	15.67% to 17.24%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	14.83 to 15.20	374,252	0.95% to 1.65%	1.86%	15.41% to 16.92%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	15.13	28,045	1.25%	2.46%	16.21%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	14.79 to 15.17	49,205	0.95% to 1.65%	1.16%	14.19% to 18.24%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	14.00	3,141,121	1.25%	1.70%	2.04%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	13.51 to 13.92	4,931,090	0.95% to 1.65%	0.89%	1.73% to 2.58%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	17.91 to 18.67	13,436,247	0.95% to 1.65%	0.97%	8.06% to 8.86%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	17.85 to 18.63	53,729,221	0.95% to 1.65%	0.96%	10.39% to 11.16%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	20.50 to 21.41	50,255,974	0.95% to 1.65%	0.91%	12.58% to 13.40%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	22.28 to 23.11	33,182,860	0.95% to 1.65%	0.85%	15.74% to 16.54%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	461.95 to 599.81	736,651,977	0.95% to 1.65%	1.04%	26.18% to 27.05%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35,291	13.69	483,086	1.25%	2.85%	0.51%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	12.98 to 26.18	41,684,806	0.95% to 1.65%	1.83%	(2.55%) to (1.84%)[1]
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	28.94 to 49.01	83,849,783	0.95% to 1.65%	0.33%	17.46% to 18.27%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	29.30 to 30.61	27,247,492	0.95% to 1.65%	0.96%	36.41% to 37.33%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	0.98	204,984	1.25%	0.01%	(1.01%)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	122.46	473,051	1.25%	0.29%	15.39%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	886,508	64.90 to 69.00	59,057,447	0.95% to 1.65%	0.73%	27.23% to 28.13%
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	41.82 to 43.76	4,214,834	0.95% to 1.65%	0.34%	30.16% to 31.06%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	183,166	62.43 to 66.35	11,873,728	0.95% to 1.65%	-%	(4.34%) to (3.67%)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	22.90	800,536	1.25%	1.10%	28.00%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	123,385	19.42 to 19.77	2,417,037	0.95% to 1.65%	0.45%	6.47% to 7.97%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	14.06	527,659	1.25%	1.03%	29.35%
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	17.46 to 18.29	6,074,175	0.95% to 1.65%	0.73%	28.10% to 29.35%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	29.52	1,258,265	1.25%	-%	0.51%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	61.75	3,281,428	1.25%	0.29%	22.33%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	62.26	3,652,646	1.25%	-%	16.16%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	47.66	3,906,173	1.25%	0.70%	(11.59%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	50.28	15,930,481	1.25%	1.80%	24.12%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	28.08	1,825,937	1.25%	1.82%	27.23%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	0.90 to 1.00	18,042,200	0.95% to 1.65%	0.01%	(2.15%) to (0.99%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	142.94	32,975,937	1.25%	-%	18.54%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	9.29	1,521,916	1.25%	1.28%	(8.29%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,293	133.25	12,963,991	1.25%	-%	8.36%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	10.40	4,551,633	1.25%	1.59%	(1.79%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	13.91	3,358,635	1.25%	2.03%	10.84%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	75.93	3,893,970	1.25%	0.39%	23.99%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	14.61	3,285,961	1.25%	2.57%	1.32%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	15.40	236,018	1.25%	-%	(5.81%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	18.23 to 19.82	4,828,536	0.95% to 1.65%	-%	(6.56%) to (5.93%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	451.73	119,555,945	1.25%	1.40%	27.08%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	17.90	16,344,101	1.25%	3.27%	10.02%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	44.03	5,376,960	1.25%	2.64%	(0.38%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	139.43	21,859,121	1.25%	1.19%	11.06%
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	0.99	2,103,919	1.25%	0.01%	(1.00%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	7.11	13,074,771	1.25%	4.25%	2.45%
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	48.26	14,915,978	1.25%	0.01%	8.40%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	186.48	10,268,503	1.25%	2.99%	38.68%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	45.64	8,078,017	1.25%	1.37%	26.18%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	109.4	19,923,736	1.25%	1.34%	16.27%
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	41.54	11,707,330	1.25%	2.43%	6.84%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	25.25	22,995,121	1.25%	2.19%	8.42%
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	46.91	33,731,642	1.25%	2.24%	10.01%
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	29.59	31,834,821	1.25%	2.32%	11.58%
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	52.27	28,889,485	1.25%	2.50%	13.14%
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	33.66	22,981,145	1.25%	2.32%	14.72%
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	54.32	23,616,909	1.25%	2.38%	14.99%
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	57.35	1,515,223	1.25%	3.26%	15.02%
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	50.65	1,682,396	1.25%	3.02%	15.01%
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	16.78	12,301,279	1.25%	2.72%	3.90%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	11.87	20,744,560	1.25%	1.88%	(2.94%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	74.05	10,785,809	1.25%	1.10%	26.95%
VANGUARD VIF GLOBAL BOND INDEX	184,020	19.82 to 22.09	3,993,929	0.95% to 1.65%	1.65%	(3.08%) to (2.34%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	45.92	1,943,342	1.25%	0.26%	(2.77%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	39.02	4,111,431	1.25%	1.00%	22.82%
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	20.17	1,456,453	1.25%	2.00%	38.53%
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	105,223	10.85	1,141,459	1.25%	1.26%	(1.63%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	38.86	1,218,123	1.25%	0.38%	12.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	12.85	3,497,244	1.25%	1.87%	(2.95%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	23.04 to 44.52	538,477,637	0.29% to 1.65%	1.16%	10.02% to 10.77%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2021 to December 31, 2021.

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Independent Auditors’ Report
Audit Committee of the Board of Directors
Horace Mann Life Insurance Company:
Opinions
We have audited the financial statements of Horace Mann Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements (collectively, financial statements).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2025.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 1.

KPMG LLP, a Delaware limited liability partnership , and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.
Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
●
Exercise professional judgment and maintain professional skepticism throughout the audit.
●
Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments - Other than Investments in Related Parties - Schedule I, Supplementary Insurance Information - Schedule III, and Reinsurance - Schedule IV is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X Rule 7.05 of the Securities and Exchange Commission. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
/s/ KPMG LLP
Columbus, Ohio
April 9, 2026

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2025 and 2024
(In thousands)

	December 31
	2025	2024
Admitted Assets
Cash and investments:
Bonds	$4,322,109	$4,251,269
Preferred stocks	56,036	83,351
Common stocks	32,293	33,564
Mortgage loans on real estate	62,530	67,950
Cash	20,556	11,128
Cash equivalents	59,821	16,586
Contract loans	127,773	130,164
Derivatives	21,556	18,527
Receivable for securities	5,820	15,091
Other invested assets	858,184	872,373

Total cash and investments	5,566,678	5,500,003

Investment income due and accrued	44,102	47,187
Uncollected premiums	548	575
Deferred premiums	49,144	49,246
Amounts recoverable from reinsurers	34,802	34,746
Funds held by or deposited with reinsured companies	37,511	35,730
Current federal income tax recoverable	6,059	16,705
Net deferred tax assets	13,253	12,371
Receivable from parent and affiliates	175	1,310
Admitted disallowed IMR	10,835	9,102
Other assets	6,830	6,186
Variable annuity assets held in separate accounts	4,157,405	3,708,846
Total admitted assets	$9,927,342	$9,422,007
(Continued)
1

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2025 and 2024
(In thousands, except share data)

	December 31
	2025	2024
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$4,220,782	$4,174,471
Accident and health	30,791	29,978
Unpaid benefits:
Life	29,470	26,368
Accident and health	6,980	6,402
Policyholder funds on deposit	942,967	915,312
Remittances not allocated	8,630	4,421
Other amounts payable on reinsurance	4,791	5,640
Total policy liabilities	5,244,411	5,162,592

Accrued expenses	10,254	9,572
Commissions and expense allowances payable on reinsurance assumed	1,176	2,257
Transfer from separate accounts accrued for expense allowances recognized in reserves	1,915	640
Other liabilities	13,372	7,237
Borrowed money and interest thereon	—	12,031
Asset valuation reserve	84,798	86,753
Payable to parent and affiliates	3,797	4,257
Payable for securities	22,910	9,715
Variable annuity liabilities held in separate accounts	4,157,405	3,294,083
Total liabilities	9,540,038	8,511,091
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	143,704	143,704
Special surplus – admitted disallowed IMR	10,835	9,102
Unassigned surplus	230,265	262,801
Total capital and surplus	387,304	418,107
Total liabilities and capital and surplus	$9,927,342	$9,422,007
See accompanying notes to statutory financial statements.
2

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2025, 2024 and 2023
(In thousands)

	Year Ended December 31
	2025	2024	2023
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$466,767	$438,746	$440,931
Life	129,167	121,905	134,235
Supplementary contracts	2,144	2,046	4,798
Accident and health	29,295	29,683	29,221
Total premiums, annuity and supplementary contract considerations	627,373	592,380	609,185

Net investment income	270,791	277,028	255,304
Amortization of interest maintenance reserve	(778)	(1,067)	(390)
Commissions and expense allowances on reinsurance ceded	5,252	5,542	5,493
Management fee income from separate accounts	48,038	44,517	37,574
Other	9,303	9,241	8,196
Total revenue	959,979	927,641	915,362
Benefits and expenses:
Provisions for claims and benefits:
Annuity	589,643	551,468	544,117
Life	136,623	134,656	149,935
Supplementary contracts	10,643	11,067	11,420
Accident and health	12,138	12,355	13,065
Total claims and benefits	749,047	709,546	718,537

Commissions	36,263	35,791	32,673
Commissions and expense allowances on reinsurance assumed	13,011	12,751	12,189
General and other expenses	103,964	97,947	86,208

Total benefits and expenses	902,285	856,035	849,607

Net gain before federal income tax expense	57,693	71,605	65,756
Federal income tax expense (benefit)	22,781	13,512	17,772
Net gain from operations	34,912	58,093	47,984
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	4,519	8,681	(10,146)
Net income	$39,431	$66,774	$37,838
See accompanying notes to statutory financial statements.
3

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2025, 2024 and 2023
(In thousands)

	Year Ended December 31
	2025	2024	2023
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	143,704	143,704	143,704

Unassigned and special surplus:			
Balance at beginning of year	271,903	312,567	336,763
Net income	39,431	66,774	37,838
Change in net deferred income tax	10,732	2,638	863
Change in non-admitted assets	(12,550)	(4,316)	2,316
Change in net unrealized capital gains (losses)	(9,122)	(13,326)	23,925
Change in reserve valuation basis	—	—	7,112
Change in asset valuation reserve	1,955	(23,769)	(22,408)
Dividends to stockholder	(46,000)	(63,600)	(71,500)
Change in deferred gain on reinsurance	(2,410)	(2,566)	(2,342)
Prior period investment error correction	(6,341)	(2,497)	—
Prior period annuity reserve error correction	(6,499)	—	—
Balance at end of year	241,100	271,903	312,567

Total capital and surplus	$387,304	$418,107	$458,771
See accompanying notes to statutory financial statements.
4

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2025, 2024 and 2023
(In thousands)

	Year Ended December 31
	2025	2024	2023
Cash from operations:
Revenue received:
Premiums considerations and deposits	627,348	591,147	590,974
Investment income	268,479	272,877	250,801
Commissions and expense allowances on reinsurance ceded	1,062	1,380	3,150
Management fee income from Separate Accounts	48,038	44,517	37,574
Other income (expense)	9,303	9,241	8,196
Total revenue received	954,230	919,162	890,695
Benefits and expenses paid:
Claims, benefits and net transfers	706,100	694,739	742,695
Expenses	152,848	141,830	131,487
Federal income taxes	14,349	28,619	15,504
Total benefits and expenses paid	873,297	865,188	889,686
Net cash from operations	80,933	53,974	1,009
Cash from investments:
From investments sold or matured:
Bonds	926,286	631,652	519,960
Stocks	26,840	8,726	25,576
Mortgage loans	5,420	394	371
Other invested assets	73,762	108,176	54,471
Miscellaneous proceeds	27,787	14,096	21,224
Total investment proceeds	1,060,095	763,044	621,602
Cost of investments acquired:
Bonds	1,005,461	695,594	426,350
Stocks	2,131	7,987	4,727
Mortgage loans	—	—	11,193
Other invested assets	63,267	103,055	172,770
Miscellaneous applications	—	31,224	4,865
Total investments acquired	1,070,859	837,860	619,905
Net increase/(decrease) in contract loans	(2,391)	(966)	1,317
Total for investments acquired	1,068,468	836,894	621,222
Net cash from (used in) investments	(8,373)	(73,850)	380

Cash from financing and miscellaneous:
Cash provided (applied):
Borrowed funds	(12,031)	12,031	(55,507)
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	27,671	57,658	90,169
Dividends to stockholders	(46,000)	(63,600)	(71,500)
Other cash provided (applied)	10,464	(1,713)	6,222
Net cash from (to) financing and miscellaneous	(19,896)	4,376	(30,616)
Net change in cash and short term investments	52,663	(15,501)	(29,228)
Cash and short-term investments at beginning of year	27,714	43,214	72,442
Cash, cash equivalents and short-term investments at end of year	80,377	27,714	43,214
Cash flow information for non-cash transactions:
Non-cash exchange in Other Invested Assets	$—	$34,320	$—
Assets transferred on reinsurance transaction	$—	$—	$(16,003)

See accompanying notes to statutory financial statements.
5

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families. The top ten states where the Company writes business account for 52.46% of total direct premium.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, National Teachers Associates Life Insurance Company, NTA Life Insurance Company of New York, Madison National Life Insurance Company, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in below. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC Statements of Statutory Accounting Principles (SAP) without modification. At December 31, 2025 and 2024 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a) For traditional life products, aggregate reserves for future life benefits represent the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, accrued as premium revenue is recognized. The liability is estimated using current assumptions that include discount rate, mortality, lapses, and expenses. These current assumptions are based on judgments that consider the Company’s historical experience, industry data, and other factors.
(b)Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(c)Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d) Acquisition costs are deferred and amortized on a constant level basis over the expected term of the related contracts.
(e)Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)Asset valuation and interest maintenance reserves are not provided.
(g)The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)Reserves and related reinsurance is presented gross.
(j)Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity and net of deferred income taxes.
(k)The statement of cash flows is presented in a format as prescribed by ASC 230.
(Continued)
6

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(l)A statement of comprehensive income (loss) is required.
(m)Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)Deferred premium assets are not provided.
(o)DTAs are not subject to admissibility limitations under GAAP.
(p)Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
(q)The annuity reinsurance transaction uses the deposit accounting method for GAAP.
(r)Credit losses are recognized on an incurred basis for statutory reporting, but evaluated using expected credit losses, with an associated allowance, for GAAP.
A reconciliation of the Company's statutory to GAAP net income and statutory capital and surplus to stockholder's equity is as follows (in thousands):
	2025	2024	2023
Statutory Net Income	$39,431	$66,774	$37,838
Increase (decrease) due to:
Deferred policy acquisition costs	2,258	3,735	(1,819)
Policyholder benefits	(79,776)	(86,739)	(80,869)
Federal income tax expense (benefit)	17,610	4,790	212
Investment reserves	72,965	70,106	112,216
Ceded commission expense	(2,410)	(2,566)	(2,342)
Other adjustments, net	266	774	341
GAAP Net Income	$50,344	$56,874	$65,577

	2025	2024	2023
Capital and Surplus	$387,304	$418,107	$458,771
Increase (decrease) due to:
Deferred policy acquisition costs	303,656	301,403	297,678
Deposit asset on reinsurance	2,369,551	2,434,319	2,496,574
Annuity reserves ceded	(2,290,067)	(2,347,512)	(2,404,125)
Difference in policyholder reserves	353,090	347,423	230,097
Goodwill	9,911	9,911	9,911
Investment fair value adjustments on fixed maturity securities	(251,386)	(363,789)	(333,269)
Interest Maintenance Reserve	(10,835)	(9,102)	4,954
Asset Valuation Reserve	84,798	86,753	62,984
Contract loans ceded	9,437	9,750	9,406
Federal income tax liability	(54,908)	(53,113)	(43,486)
Ceded commission liability	(22,301)	(23,984)	(25,667)
Non-admitted assets and other, net	(17,659)	(12,801)	(10,887)
GAAP Shareholder’s Equity	$870,591	$797,365	$743,031
Risk-Based Capital
The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
(Continued)
7

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2025 and 2024, the Company's statutory capital and surplus exceeded required levels.
Significant Accounting Policies
a) Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital gain (losses) line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company uses a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan-backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Redeemable preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call price. Fair value is derived using third party pricing services and, when not available, preferred stocks are valued using non-binding broker quotes.
Mortgage loans, including a loan with an affiliate for the home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 7.5% coupon rate and will be paid in full on June 28, 2049. The Company purchased no commercial loans in 2025. The Company did not reduce interest rates of any outstanding mortgage loans during 2025, 2024 and 2023. During 2025, 2024 and 2023, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Collateral loans are carried at amortized cost plus accrued interest.
Derivatives, representing one year call options, are carried at fair value.
The Company accounts for repurchase agreements as secured borrowings.
Within “Other invested assets”, the Company accounts for limited liability companies, on a quarter lag, based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2025 and 2024, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans.
(Continued)
8

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Short-term securities have a maturity of one year or less at the time of acquisition. Cash equivalents and short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
Investments in limited partnership interests (LP interests) and limited liability companies (LLC interests) are predominately accounted for using the equity method of accounting (EMA) and classified as other long-term invested assets. However, where the Company also holds a debt interest in the same structure and the requirements of SSAP 21 are met, the Company accounts for the LP interest or LLC interest as a residual interest. Under the practical expediency approach of SSAP 21, the accounting for the residual interests follows a cost recovery approach where income is only recognized when the Company has recovered its cost basis.
The Company’s methodology of assessing other-than-temporary impairments (OTTI) is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.
For equity method investments, the Company recognizes a loss in value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
b) Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2025	2024
Bonds, preferred stocks and short-term investments	$32,335	$33,814
Mortgage loans	541	616
Real estate and other invested assets	51,598	51,500
Common stocks	324	823
Total AVR	$84,798	$86,753
(Continued)
9

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
c) Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
In accordance with INT 23-01: Net Negative (Disallowed) Interest Maintenance Reserve, which provides a limited-time exception to the guidance in SSAP No.7, the Company has elected to admit net negative IMR up to 10% of adjusted capital and surplus. As of December 31, 2025 the Company had net negative IMR of $10,835 which was held in the general account only and did not include any IMR for derivatives. IMR losses resulted from the sale of fixed income investments. Adjusted capital and surplus used in the admission test is:
	2025	2024
Capital and Surplus	$418,107	$458,771
Less: Negative IMR	10,835	9,102
Less: Net Admitted Deferred Tax Assets	13,253	12,371
Adjusted Capital & Surplus	$394,019	$437,298

10% Allowable Admitted Negative IMR	$39,402	$43,730
Negative IMR as Percent of Adjusted Capital & Surplus	3%	2%

Fixed income investment generating IMR losses comply with Company investment management policies. Any deviation to this was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities. The Company did not have any IMR losses for fixed income related derivatives. Sales resulting in losses, and resulting negative IMR, were not compelled by liquidity pressures.
d) Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
e) Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2025 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
f) Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2025 and 2024 were $40,507 and $38,485, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
(Continued)
10

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
g) Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $908,234 and $877,985 as of December 31, 2025 and 2024, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only and personal promise liabilities (discussed in further detail in Note 12). At December 31, 2025 and 2024, the supplemental contract liability was $31,191 and $33,817, respectively, including retained asset accounts of $7,318 and $7,312 respectively. The supplemental contract liability including the retained assets is based on average credited interest rates of 2.84% and 2.71% in 2025 and 2024, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $489 and $506 at December 31, 2025 and 2024, respectively. Premiums on deposit and dividend accumulations of $924 and $1,012 were reported at December 31, 2025 and 2024, respectively. Annuities certain of $2,128 and $1,993 were reported at December 31, 2025 and 2024 respectively.
h) Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2025, were as follows:
	Gross	Net of Loading
Ordinary new business	$2,841	$1,044
Ordinary renewal	45,888	48,937
Group Life	(12)	(12)
Total	$48,717	$49,969
i) Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Fund (Fund) necessary to coordinate the Fund activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Fund
j) Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for
(Continued)
11

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
On July 4, 2025, the One Big Beautiful Bill Act was enacted into U.S. law, introducing various business tax reforms. We do not expect this legislation to have a material impact on our effective tax rate, financial condition, or result of operations.
k) Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
l) Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.
m) Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
n) Accounting Changes and Correction of Errors
In the year ended December 31, 2025, the Company identified an error related to how the Company records private debt securities activity associated with the Company’s limited partnership investments. The error resulted in an overstatement of Bonds of $4,716, an understatement of Preferred stocks of $383, and overstatement of Investment income due and accrued of $2,380, an understatement of Current federal tax recoverable of $372 and an overstatement of Unassigned funds of $6,341. The correction was recognized by adjusting the value of the assets, reducing unassigned surplus and in the change in capital and surplus.
Additionally in 2025, the Company identified an error related to the statutory reserve accumulation methodology applied to a subset of multi-year guaranteed annuity (“MYGA”) policies. Specifically, for certain MYGA policies with multi-year guaranteed crediting periods, the valuation system applied the minimum guaranteed interest rate for all projection years instead of the contractually guaranteed crediting rate during the initial guarantee period, as required under CARVM, resulting in an understatement of statutory reserves. The error resulted in an understatement of Aggregate reserves for life contracts of $8,227, an understatement of Current federal tax recoverable of $1,728, and an overstatement of Unassigned funds of $6,499. The correction was recognized by adjusting the value of the assets and the liabilities, reducing unassigned surplus and in the change in capital and surplus . The Company has reviewed its accounting process and implemented additional internal controls to prevent similar misstatement in the future.
During the quarter ended December 31, 2024, the Company identified an error related to the overstatement of an asset in the Other Invested Assets and Unassigned Funds. The overstatement was due to an incorrect valuation for the assets. This error resulted in an overstatement for 2023 Other Invested Assets and Unassigned Funds of $2,497. The correction was
(Continued)
12

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
recognized in 2024 by reducing the value of the asset, reducing unassigned surplus and in the change in capital and surplus. The Company has reviewed its accounting processes and implemented additional internal controls to prevent similar misstatements in the future.
Effective January 1, 2025, the Company adopted revisions to SSAP No. 26 – Bonds, SSAP No. 43 – Loan-Backed and Structured Securities, and SSAP No. 21 – Other Admitted Assets, which incorporate the NAIC’s principles-based bond definition (PBBD). Under the revised guidance, the Company evaluated its investment portfolio to determine whether instruments qualify as: (i) Issuer Credit Obligations (ICOs) under SSAP No. 26, (ii) Asset-Backed Securities (ABS) under SSAP No. 43, and (iii) Other invested assets under SSAP No. 21 (Schedule BA). Securities supported primarily by the general credit of the issuer are classified as ICOs, while securities whose repayment is primarily supported by cash flows from a discrete pool of financial or non-financial assets are classified as ABS. As part of this evaluation, the Company identified certain residual interests associated with limited partnerships and limited liability companies that were previously accounted for under the equity method. The Company elected the practical expedient approach in lieu of the allowable earned yield method. The adoption did not have a material impact on total admitted assets or statutory surplus. However, the reclassification resulted in changes in presentation within invested assets.
o) Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2025 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 9, 2026, the date which these statements were available for issuance.
(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2025	2024	2023
Interest on bonds	206,012	216,687	202,957
Preferred stock income	4,496	4,892	5,698
Common stock income	2,951	3,796	4,058
Interest on mortgage loans	4,771	5,013	4,387
Interest on short-term investments	3,094	1,908	2,216
Interest on contract loans	7,785	7,928	8,064
Limited liability companies income	51,595	48,008	39,202
Other investment income (loss)	(346)	(124)	(90)
Gross investment income	280,358	288,108	266,492
Investment expenses	9,567	11,080	11,188
Net investment income	270,791	277,028	255,304
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company nonadmitted $569 of investment income due and accrued related to four securities for 2025. In 2024, the Company nonadmitted $750 of investment income due and accrued related to nine securities.
The gross, nonadmitted and admitted amounts for interest income due and accrued.

Interest Income Due and Accrued	2025	2024
1. Gross	$44,671	$47,937
2. Nonadmitted	569	750
3. Admitted	$44,102	$47,187
There is no aggregated deferred interest. The amount of paid-in-kind interest included in the current balance is $14,703.
(Continued)
13

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Prepayment Penalty and Acceleration Fees
The following table discloses prepayment penalties and acceleration fees recorded for securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	27	—
(2) Aggregate Amount of Investment Income	$119	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2025	2024	2023
Reserve balance, beginning of year	$(9,102)	$(4,954)	$6,711
Current year capital gains (losses), net of tax	(2,511)	(5,215)	(10,980)
Adjustment for liability gains (losses) released from reserve	—	—	(1,075)
Amortization of IMR	778	1,067	390
Reserve balance, end of year	$(10,835)	$(9,102)	$4,954
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2025	2024	2023
Bonds	$(5,693)	$(1,524)	$12,537
Common stocks	1,362	—	(58)
Preferred stocks	(3,011)	27	(10,656)
Real Estate	—	—	(103)
Options	6,522	11,289	(2,298)
Other Invested Assets	7,143	(3,960)	—
Net realized investment gains (losses)	6,322	5,832	(25,652)
Less federal income tax expense	4,315	2,366	(4,526)
Transferred to IMR	2,511	5,216	10,980
Net realized investment gains (losses) net of tax and transfers to IMR	4,519	8,682	(10,146)
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $11,171, $1,551 and $5,840 in 2025, 2024 and 2023, respectively. The impairment losses in 2025 related to bonds and preferred stock. During 2024 and 2023 impairments were related to bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
(Continued)
14

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $446, $(2,392) and $(5,392) at December 31, 2025, 2024, and 2023, respectively.
	2025	2024	2023
Net unrealized capital gains (losses):
Beginning	$13,466	$26,792	$2,867
End of year	4,344	13,466	26,792
Change in net unrealized capital gains (losses)	$(9,122)	$(13,326)	$23,925
(Continued)
15

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2025	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
Issuer Credit Obligations
U.S. Government Obligations	17,523	28	(241)	17,310
Other U.S. Governments Obligations	305,912	192	(50,964)	255,140
Non-U.S. Sovereign Jurisdiction Securities	10,855	—	(1,042)	9,813
Municipal Bonds – General Obligations	183,085	3,261	(11,623)	174,723
Municipal Bonds – Special Revenues	365,776	10,621	(29,927)	346,470
Project Finance Bonds Issued by Operating Entities	1,013	35	—	1,048
Corporate Bonds	1,250,927	12,648	(135,129)	1,128,446
Single Entity Backed Obligations	30,444	298	(1,289)	29,453
Bank loans – Issued	1,624	—	(34)	1,590
Bank loans - Acquired	1,388	—	—	1,388
Other issuer credit obligations	425	4	—	429
Total Issuer Credit Obligations	$2,168,972	$27,087	$(230,249)	$1,965,810

Asset-backed securities
Financial Asset Backed – Self-liquidating
Agency Residential Mortgage-Backed Securities - Guaranteed	$75,500	$364	$(524)	$75,340
Agency Commercial Mortgage-Backed Securities - Guaranteed	39,856	688	(2,464)	38,080
Agency Residential Mortgage-Backed Securities - Not/ Partially Guaranteed	541,089	4,311	(39,300)	506,100
Agency Commercial Mortgage-Backed Securities - Not/ Partially Guaranteed	30,192	71	(4,894)	25,369
Non-Agency Residential Mortgage-Backed Securities	161,552	5,188	(3,527)	163,213
Non-Agency Commercial Mortgage-Backed Securities	76,014	175	(4,853)	71,336
Non-Agency - CLOs/CBOs/CDOs	620,527	3,331	(1,439)	622,419
Other Financial Asset-Backed Securities	483,636	6,719	(15,529)	474,825
Total Financial Asset Backed - Self-liquidating	$2,028,366	$20,847	$(72,530)	$1,976,682
Financial Asset-Backed - Not Self-Liquidating - Other Financial Asset-Back Securities	124,771	464	(4,377)	120,858
Total Asset Backed Securities	$2,153,137	$21,311	$(76,907)	$2,097,540
Total Bonds	4,322,109	48,398	(307,156)	4,063,350
Preferred Stocks	56,036	415	(1,618)	54,833

Total	$4,378,145	$48,813	$(308,774)	$4,118,183

December 31, 2024	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$57,201	$545	$(4,369)	$53,377
All Other Governments	16,843	3	(1,356)	15,490
States, Territories and Possessions
(Continued)
16

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2024	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(Direct and Guaranteed)	197,727	2,847	(15,311)	185,262
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,371,041	10,377	(167,191)	1,214,227
Industrial & Miscellaneous (Unaffiliated)	2,607,386	20,263	(210,766)	2,416,883
Hybrid Securities	1,072	47	—	1,119
Preferred Stocks	83,351	1,270	(1,744)	82,876
Total	$4,334,621	$35,352	$(400,737)	$3,969,234
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $199,042 and $330,617; Federal Home Loan Mortgage Association of $342,636 and $354,506; Government National Mortgage Association of $43,547 and $45,798; and Other Government of $231,700 and $218,603 as of December 31, 2025 and 2024, respectively.
At December 31, 2025 and 2024, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2025	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
Issuer Credit Obligations
U.S. Government Obligations	$22,089	$(359)	$245,870	$(50,846)
Other U.S. Government Obligations	—	—	9,813	(1,042)
Municipal Bonds - General Obligations	6,371	(83)	100,486	(11,540)
Municipal Bonds - Special Revenues	23,678	(941)	199,837	(28,986)
Corporate and Other	190,001	(6,543)	659,834	(129,909)
Total Issuer Credit Obligations	$242,139	$(7,926)	$1,215,840	$(222,323)

Asset-backed securities
Residential Mortgage-Backed Securities	$51,271	$(205)	$355,743	$(43,146)
Commercial Mortgage-Backed Securities	9,752	(23)	77,651	(12,188)
Other Asset-Backed Securities	246,934	(1,923)	244,686	(19,422)
Total Asset Backed Securities	$307,957	$(2,151)	$678,080	$(74,756)
Total Bonds	550,096	(10,077)	1,893,920	(297,079)
Preferred Stock	4,907	(36)	3,918	(1,582)
Common Stock	—	—	—	—
Total	$555,003	$(10,113)	$1,897,838	$(298,661)

December 31, 2024	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$11,677	$(297)	$31,081	$(4,072)
All Other Governments	488	(11)	12,501	(1,345)
States, Territories And Possessions
(Continued)
17

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2024	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(Direct and Guaranteed)	28,697	(529)	93,407	(14,782)
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	225,296	(2,900)	822,027	(164,291)
Industrial & Miscellaneous (Unaffiliated)	207,609	(6,293)	1,187,532	(204,473)
Hybrid Securities	—	—	—	—
Preferred stocks	7,706	(128)	3,884	(1,616)
Common Stock	—	—	—	—
Total	$481,473	$(10,158)	$2,150,432	$(390,579)
At December 31, 2025, the Company held 1,437 positions where the carrying value exceeded the market value a total of $308,774. Securities with an investment grade rating represented 97% of the gross positions. The largest single position is a GSE RMBS bond where the carrying value exceeds market value by $5,640. The portfolio included 1,163 securities that have been in this position for 12 months or longer, totaling $298,660. The Company views the decrease in value of all of the securities at December 31, 2025 as temporary, expects recovery in market value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2025.
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs), including mortgage obligations of the United States governmental agencies at December 31, 2025, was $245,182 compared to a $258,944 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 9.2 years. The Company’s investment in CMOs, excluding mortgage obligations of the United States governmental agencies, represented 1.4% of the Company’s bond portfolio at December 31, 2025.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2025	Carrying Value	Fair Value
Due in one year or less	$30,908	$31,040
Due after one year through five years	354,554	354,800
Due after five years through ten years	827,916	812,148
Due after ten years through twenty years	1,686,032	1,588,280
Due after twenty years	1,422,698	1,277,081
Total bonds	$4,322,109	$4,063,350
Proceeds from the sale of investments in bonds and stocks during 2025, 2024 and 2023 were $374,387, $151,331 and $275,871, respectively. Gross gains of $4,779, $2,541 and $1,651 and gross losses of $2,423, $1,352 and $19,093 were realized on those sales for 2025, 2024 and 2023, respectively.
(Continued)
18

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Loan-backed and Structured Securities
At December 31, 2025, the Company had loan-backed securities with a fair value of $1,672,138 and a carrying value of $1,710,252. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under Statement of Statutory Accounting Principle 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
OTTI on loan-backed and structured securities recognized during the year ended December 31, 2025, 2024 and 2023 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2025
Intent to sell	$—	$—	$—	$—
Total	$—	$—	$—	$—
Year Ended December 31, 2024
Intent to sell	$407	$13	$—	$394
Total	$407	$13	$—	$394
Year Ended December 31, 2023
Intent to sell	$6,977	$423	$—	$6,554
Total	$6,977	$423	$—	$6,554
As of December 31, 2025, the Company did not hold any securities for which OTTI was recognized during the current year.
At December 31, 2025, the Company had loan-backed and structured securities with an aggregate unrealized loss of $50,950. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$208,222	$(852)	$484,404	$(50,099)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2025	2024
Held for all policyholders	$1,699	$1,703
Held for policyholders in certain states	1,125	1,125
Total deposits	$2,824	$2,828
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $32,225 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,442,484 and $1,428,957 at December 31, 2025 and 2024, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 4.5% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company had $908,234 and $877,985 in outstanding advances with
(Continued)
19

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
$1,025,806 and $1,068,441 in assets pledged as collateral to FHLB at December 31, 2025 and 2024, respectively. The outstanding advances mature in January, February, May, August, September and December 2026, and January 2027. The weighted average interest rate was 4.13% as of December 31, 2025. Interest rates reset either monthly or quarterly.
Restricted assets (including pledged) are as follows:
	Gross Restricted							Percentage
	Current Year							Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted
Subject to repurchase agreements	$—	$—	$—	$13,677	$13,677	$—	$—	— %	— %
FHLB capital stock	32,225	—	32,225	30,875	1,350	—	32,225	0.32%	0.32%
On deposit with states	2,824	—	2,824	2,828	(4)	—	2,824	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	1,025,806	—	1,025,806	1,068,441	(42,635)	—	1,025,806	10.31%	10.33%
Collateral assets received and on balance sheet	12,400	—	12,400	—	12,400	—	12,400	0.12%	0.12%
Total Restricted Assets	$1,073,255	$—	$1,073,255	$1,115,821	$(42,566)	$—	$1,073,255	10.78%	10.80%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type is as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2025
Recorded Investment (All)
Current	$—	$—	$4	$—	$62,530	$—	$62,530
December 31, 2024
Recorded Investment (All)
Current	$—	$—	$4	$—	$67,950	$—	$67,950
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to fixed indexed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized gains on derivative assets were $6,018 and $4,192 at December 31, 2025 and 2024, respectively.
The Company utilizes multiple counterparties and evaluates the creditworthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counterparty provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
(Continued)
20

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2025
Cash	$12,400	$12,400	0.12%	0.12%
Total Collateral Assets	$12,400	$12,400	0.12%	0.12%
December 31, 2024
Cash	$6,265	$6,265	0.07%	0.07%
Total Collateral Assets	$6,265	$6,265	0.07%	0.07%
5GI Securities
The Company had four 5GI securities at December 31, 2025.
December 31, 2025
	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
(1) ICO - AC	—	—	—	—	—	—
(2) ABS - AC	2	5	4,566	6,500	4,518	5,579
(3) Preferred Stock - AC	2	—	—	—	—	—
(4) Preferred Stock - FV	—	—	—	—	—	—
(5) Total (1+2+3+4)	4	5	$4,566	$6,500	$4,518	$5,579
	AC – Amortized Cost		FV – Fair Value
Repurchase Agreements
The Company began utilizing repurchase agreements in 2022, whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the balance sheet. As of December 31, 2025, the Company has no repurchase agreements.
The maturity time for borrowings are as follows (in thousands):
	2025	2024
Maximum Amount:
Open - No Maturity	$7,008	$7,008
˃ 1 Week to 1 Month	—	$45,000
˃ 1 Month to 3 Months	$5,000	$5,000
Ending Balance
Open - No Maturity	$—	$7,008
˃ 1 Week to 1 Month	$—	$—
˃ 1 Month to 3 Months	$—	$5,000
Collateral received on secured borrowings are as follows (in thousands):
	2025	2024
Maximum Amount:
Cash	$12,008	$50,000
Securities (FV)	$—	$—
Ending Balance
Cash	$—	$12,008
Securities (FV)	$—	$—
(Continued)
21

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The liability to return collateral on secured borrowings are as follows (in thousands):
	2025	2024
Maximum Amount:
Cash (Collateral - All)	$12,031	$50,045
Securities Collateral (FV)	$—	$—
Ending Balance
Cash (Collateral - All)	$—	$12,031
Securities Collateral (FV)	$—	$—
Interest paid totaled $157 in 2025 and $1,721 in 2024.
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2025	2024
Life	$886,512	$908,967	1980 CSO/CET	4.0%-6.0%
	411,036	399,130	2001 CSO	3.5-4.0
	83,549	87,936	1958 CSO/CET	2.5-4.5
	108,114	105,205	Various	2.5-5.5
	138,851	100,379	2017 CSO	0-3.5
	1,725	1,931	1941 CSO	2.5-4.5

Annuity	173,490	180,514	1971 IAM	3.0-5.5
	44,035	46,571	a-1949	3.0-5.5
	336	384	1937 SAT	3.0
	992,897	1,053,941	a-2000	1.0-5.0
	102,916	113,716	1983a	3.0-4.5
	1,185,516	1,079,886	2012 IAR	1.0-4.25

Supplementary contracts with life contingencies	3,922	4,704	1983a	6.25-11.0
	43,010	46,487	a-2000	4.0-7.0
	20	30	1971 IAM	4.5-11.25
	2	2	1937 SAT	3.5
	44,851	44,688	2012 IAR	1.5-4.25
Total	$4,220,782	$4,174,471
At December 31, 2025 for approximately 45%, or $1.1 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
	(1)	(2)	(3)	(4)	(5)
December 31, 2025	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$553,577	$—	$—	$553,577	7%
b. At book value less current surrender charge of 5% or more	395,607	—	—	395,607	5%
c. At fair value	—	3,647,668	1,095	3,648,763	44%
(Continued)
22

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	(1)	(2)	(3)	(4)	(5)
December 31, 2025	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
d. Total with adjustment or at market value (Total of a through c)	949,184	3,647,668	1,095	4,597,947	55%
e. At book value without adjustment (minimal or no charge or adjustment)	3,677,862	—	—	3,677,862	44%
(2) Not subject to discretionary withdrawal	101,404	—	—	101,404	1%
(3) Total (gross)	4,728,449	3,647,668	1,095	8,377,213	100%
(4) Reinsurance ceded	2,290,067	—	—	2,290,067
(5) Total (net) (3) – (4)	$2,438,383	$3,647,668	$1,095	$6,087,146
(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$54,294	$—	$—	$54,294

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	4,831	—	—	4,831	1%
c. At fair value	—	510,557	—	510,557	77%
d. Total with adjustment or at market value (Total of 1 through 3)	4,831	510,557	—	515,387	78%
e. At book value without adjustment (minimal or no charge or adjustment)	147,784	—	—	147,784	22%
(2) Not subject to discretionary withdrawal	—	—	—	—	— %
(3) Total (gross)	152,615	510,557	—	663,171	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$152,615	$510,557	$—	$663,171
(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$1,222	$—	$—	$1,222

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	—	—	—	—	— %
c. At fair value	—	—	—	—	— %
d. Total with adjustment or at market value (Total of 1 through 3)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adjustment)	34,243	—	—	34,243	4%
(2) Not subject to discretionary withdrawal	908,234	—	—	908,234	96%
(3) Total (gross)	942,477	—	—	942,477	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$942,477	$—	$—	$942,477
(Continued)
23

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	(1)	(2)	(3)	(4)	(5)
December 31, 2025	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

December 31, 2024	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$438,606	$—	$—	$438,606	5%
b. At book value less current surrender charge of 5% or more	457,2002	—	—	457,002	6%
c. At fair value	—	3,258,914	1,142	3,260,056	41%
d. Total with adjustment or at market value (Total of a through c)	895,608	3,258,914	1,142	4,155,664	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,760,189	—	—	3,760,189	47%
(2) Not subject to discretionary withdrawal	105,320	—	—	105,320	1%
(3) Total (gross)	4,761,118	3,258,914	1,142	8,21,174	100%
(4) Reinsurance ceded	2,347,512	—	—	2,347,512
(5) Total (net) (3) – (4)	$2,413,606	$3,258,914	$1,142	$5,673,662
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$76,009	$—	$—	$76,009

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	5,438	—	—	5,438	1%
c. At fair value	—	449,430	—	449,430	74%
d. Total with adjustment or at market value (Total of 1 through 3)	5,438	449,430	—	454,868	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	151,880	—	—	151,880	25%
(2) Not subject to discretionary withdrawal	—	—	—	—	— %
(3) Total (gross)	157,318	449,430	—	606,748	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$157,318	$449,430	$—	$606,748
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$1,195	$—	$—	$1,195

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	—	—	—	—	— %
(Continued)
24

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2024	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
c. At fair value	—	—	—	—	— %
d. Total with adjustment or at market value (Total of 1 through 3)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	36,821	—	—	36,821	4%
(2) Not subject to discretionary withdrawal	878,407	—	—	878,407	94%
(3) Total (gross)	915,228	—	—	915,228	100%
(4) Reinsurance ceded				—
(5) Total (net) (3) – (4)	$915,228	$—	$—	$915,228
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2025	2024

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,499,191	$2,475,012
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	91,806	95,912
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	942,477	915,228
Subtotal	3,533,474	3,486,152
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	4,157,271	3,707,441
Exhibit 3, Line 0399999, Column 2	2,048	2,045
Subtotal	4,159,319	3,709,486
Combined Total	$7,692,793	$7,195,638

Analysis of Life Actuarial Reserves by Withdrawal Characteristics:

December 31, 2025	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$—	$19,493	$34,694
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	95,543	74,104	73,471
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	1,015,525	1,174,267
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	54,828	54,828
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	192,126
b. Accidental Death Benefits	XXX	XXX	232
(Continued)
25

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2025	Account Value	Cash Value	Reserve
c. Disability - Active Lives	XXX	XXX	1,445
d. Disability - Disabled Lives	XXX	XXX	26,615
e. Miscellaneous Reserves	XXX	XXX	80,907
(3) Total (gross: direct + assumed)	95,543	1,163,950	1,638,585
(4) Reinsurance Ceded	—	—	8,801
(5) Total (net) (3) - (4)	$95,543	$1,163,950	$1,629,785

B. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,521,673
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	232
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,398
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	26,088
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	80,394
(6) Subtotal (1+2+3+4+5)	1,629,785

	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal Lines (7+8+9)	—
(11) Combined Total (6 +10)	$1,629,785

December 31, 2024	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$—	$22,742	$30,296
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	72,937	54,481	54,821
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	1,009,035	1,176,600
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	58,028	58,028
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	186,523
b. Accidental Death Benefits	XXX	XXX	253
c. Disability - Active Lives	XXX	XXX	1,579
d. Disability - Disabled Lives	XXX	XXX	27,711
e. Miscellaneous Reserves	XXX	XXX	76,887
(3) Total (gross: direct + assumed)	72,937	1,144,286	1,612,698
(4) Reinsurance Ceded	—	—	9,151
(Continued)
26

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2024	Account Value	Cash Value	Reserve
(5) Total (net) (3) - (4)	$72,937	$1,144,286	$1,603,547

B. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,498,343
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	253
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,527
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	27,077
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	76,348
(6) Subtotal	1,603,547

	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,603,547
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2025	2024
Present value of amounts not yet due on claims	$175	$573
Additional contract reserves	30,616	29,395
Unearned premiums and other	—	9
Aggregate accident and health reserves	$30,791	$29,978
Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2025	2024
Aggregate reserves for accident and health	$30,791	$29,978
Unpaid benefits for accident and health	6,980	6,402
Less: Additional contract reserves	(30,616)	(29,395)
Unearned premiums and other	—	(9)
Accident and health claim reserves and liabilities	$7,155	$6,976
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
(Continued)
27

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2025	2024	2023
Net balance at January 1	$6,976	$6,947	$6,283
Incurred related to:
Current year	13,252	13,452	12,572
Prior years	(2,326)	(2,073)	(1,230)
Total incurred	10,926	11,379	11,342
Paid related to:
Current year	6,998	7,353	6,719
Prior years	3,748	3,998	3,959
Total paid	10,746	11,351	10,678
Net balance at December 31	$7,155	$6,976	$6,947
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $2,326 in 2025, decreased by $2,073 in 2024, and decreased by $1,230 in 2023. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $142,677, $152,534, and $131,774 for management, administrative, data processing, commissions and agency services, utilization of personnel, federal income taxes, and investment advisory services in 2025, 2024 and 2023, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $28,178 and $28,598 as of December 31, 2025 and 2024, respectively.
The Company had a net balance payable from affiliates of $(3,622) at December 31, 2025 and a net balance receivable from affiliates of $2,947 at December 31, 2024, respectively.
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates (see note 5).
ELICA reinsures a small block of Florida whole life business from the Company (see note 8).
The Company has no common stock investments in any upstream companies or affiliates.
The Company assumed all the NTA disability insurance on a funds withheld basis (see note 8).
ELICA made no capital contributions to the Company during the current year.
(Continued)
28

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
1. Components of Net Deferred Tax Asset/(Liability)	2025
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$62,518	$15,632	$78,150
(b) Statutory valuation allowance adjustments	—	12,472	12,472
(c) Adjusted gross deferred tax assets	62,518	3,160	65,678
(d) Deferred tax assets nonadmitted	20,827	3,160	23,987
(e) Net deferred tax asset (liability)	41,691	—	41,691
(f) Total deferred tax liabilities	28,438	—	28,438
(g) Admitted deferred tax asset (liability)	$13,253	$—	$13,253

	2024
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$58,423	$6,201	$64,624
(b) Statutory valuation allowance adjustments	—	6,201	6,201
(c) Adjusted gross deferred tax assets	58,423	—	58,423
(d) Deferred tax assets nonadmitted	11,298	—	11,298
(e) Net deferred tax asset (liability)	47,125	—	47,125
(f) Total deferred tax liabilities	32,362	(2,392)	34,754
(g) Admitted deferred tax asset (liability)	$14,763	$(2,392)	$12,371

	Change
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$4,095	$9,431	$13,526
(b) Statutory valuation allowance adjustments	—	6,271	6,271
(c) Adjusted gross deferred tax assets	4,095	3,160	7,255
(d) Deferred tax assets nonadmitted	9,529	3,160	12,689
(e) Net deferred tax asset (liability)	(5,434)	—	(5,434)
(f) Total deferred tax liabilities	(3,924)	(2,392)	(6,316)
(g) Admitted deferred tax asset (liability)	$(1,510)	$2,392	$882
(Continued)
29

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2025
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	13,253	—	13,253
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	13,253	—	13,253
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	68,827
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	28,438	—	28,438
(d) Deferred tax assets admitted as the result of application of SSAP 101 (Total 2(a) + 2(b) + 2(c))	$41,691	$—	$41,691

	2024
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	12,371	—	12,371
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	12,371	—	12,371
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	73,873
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	34,754	—	34,754
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$47,125	$—	$47,125

(Continued)
30

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	Change
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	—	—	—
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	882	—	882
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	882	—	882
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	(5,046)
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(6,316)	—	(6,316)
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$(5,434)	—	$(5,434)
Other admissibility criteria include:
	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	767%	803%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$458,849	$492,490
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. As of December 31, 2025, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2025	2024	Change
Federal	$22,781	$13,512	$9,269
Foreign	—	—	—
Subtotal	22,781	13,512	9,269
Federal income tax on net capital gains	4,411	2,366	2,045
Utilization of capital loss carry-forwards	(96)	—	(96)
Federal and Foreign income taxes incurred	$27,096	$15,878	$11,218
Deferred income tax assets and liabilities consist of the following major components:
	2025	2024	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$43,934	$42,223	$1,711
Investments	581	530	51
Deferred acquisition costs	14,105	12,727	1,378
Compensation and benefit accrual	3,224	2,347	877
Pension accrual	363	189	174
Receivables – nonadmitted	197	226	(29)
Other	114	181	(67)
(Continued)
31

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2025	2024	Change
Subtotal	62,518	58,423	4,095
Nonadmitted deferred tax assets	20,827	11,298	9,529
Admitted ordinary deferred tax assets	$41,691	$47,125	$(5,434)
Capital:
Investments	$15,632	$4,916	$10,716
Net capital loss carry-forward	—	1,285	(1,285)
Subtotal	15,632	6,201	9,431
Statutory valuation allowance adjustment	12,472	6,201	6,271
Nonadmitted deferred tax assets	3,160	—	3,160
Admitted capital deferred tax assets	$—	$—	—
Total admitted deferred tax assets	$41,691	$47,125	$(5,434)

	2025	2024	Change
Deferred tax liabilities:
Ordinary:
Investments	$14,309	$17,108	$(2,799)
Fixed assets	1,291	1,358	(67)
Deferred and uncollected premium	10,493	10,512	(19)
Policyholder reserves (transition rule)	—	3,290	(3,290)
Policyholder reserves	1,737	—	1,737
Other	609	94	515
Total ordinary deferred tax liabilities	$28,438	$32,362	$(3,924)
Capital:
Investments	$—	$2,392	$(2,392)
Total capital deferred tax liabilities	—	2,392	(2,392)
Total deferred tax liabilities	$28,438	$34,754	$(6,316)
Net deferred tax asset	$13,253	$12,371	$882
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 21% to income before income taxes as follows:
	2025	2024	2023
Income before taxes	$64,017	$77,436	$40,103
Expected income tax expense at 21% statutory rate	$13,443	$16,262	$8,422
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$(2,303)	$(1,876)	$(1,723)
Tax-exempt interest	(1,501)	(1,548)	(1,478)
Tax adjustment for IMR	163	224	(144)
Nondeductible compensation accruals	147	662	207
Reserves	1,728	—	—
Deferred tax benefit on nonadmitted assets	(147)	(199)	(288)
Options	383	(485)	2,034
Return to provision	357	1,368	699
Prior period investment error correction	(1,410)	—	—
Gain on reinsurance ceded	(506)	(539)	(492)
Change in valuation allowance	6,271	(680)	5,104
Other	(261)	51	41
(Continued)
32

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2025	2024	2023
Total income tax expense reported	$16,364	$13,240	$12,382
Current income tax expense incurred	$27,096	$15,878	$13,245
Change in deferred income tax	(13,571)	(5,638)	2,922
Change in deferred tax on unrealized gains and losses	2,839	3,000	(3,785)
Total income tax expense reported	$16,364	$13,240	$12,382
At December 31, 2025, the Company had no capital loss carryforward available to offset future taxable income.
At December 31, 2025, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2025, the Company’s federal income tax returns for years prior to 2022 are no longer subject to examination by the Internal Revenue Service (IRS).
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2025	2024	2023
Balance as of beginning of the year	—	—	$29
Increases related to prior year tax contingencies	—	—	—
Decreases related to prior year tax contingencies	—	—	—
Increases related to current year tax contingencies	—	—	—
Lapse of statute	—	—	(29)
Balance as of the end of the year	$—	$—	$—
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2026 without prior approval are approximately $39,400. Ordinary dividends of $37,000 and $15,500 were paid in 2025 and 2023, respectively. Extraordinary dividends of $9,000, $63,600, and $56,000 were paid in 2025, 2024, and 2023 respectively. The Company obtained approval from the Illinois Department of Insurance prior to paying the extraordinary dividends.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into a three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method for which fair value was determined. The three levels are defined as follows.
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market as well as U.S. Treasury debt.

(Continued)
33

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Level 2
Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivatives.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity securities.

Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2025
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Perpetual Preferred Stocks
Industrial and Misc.	$1,325	$32,876	$—	$34,201
Total Preferred Stocks	$1,325	$32,876	$—	$34,201
Bonds
Issue Credit Obligations	$—	$1,310	$—	$1,310
Asset-Backed Securities	$—	$—	$—	$—
Total Bonds	$—	$1,310	$—	$1,310
Common Stock
Industrial and Misc.	$4	$32,225	$63	$32,293
Total Common Stock	$4	$32,225	$63	$32,293
Derivatives
Interest Rate Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	$—	$—	$—	$—
Option Contracts	$—	$21,556	$—	$21,556
Credit Contracts	$—	$—	$—	$—
Commodity Futures Contracts	$—	$—	$—	$—
Commodity Forward Contracts	$—	$—	$—	$—
Total Derivatives	$—	$21,556	$—	$21,556
Separate Account Assets	$4,157,405	—	—	$4,157,405
Total assets at fair value	$4,158,734	$87,967	$63	$4,246,765
Liabilities at fair value:
Separate Account Liabilities	$4,157,405	—	—	$4,157,405
Total liabilities at fair value	$4,157,405	—	—	$4,157,405
December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Preferred Stock
Industrial and Misc.	$1,390	$55,218	$1,727	$58,335
Total Preferred Stocks	$1,390	$55,218	$1,727	$58,335
(Continued)
34

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Description	Level 1	Level 2	Level 3	Total
Bonds
Industrial and Misc.	$—	$2,615	$—	$2,615
Total Bonds	$—	$2,615	$—	$2,615
Common Stock
Industrial and Misc.	$—	$30,875	$2,689	$33,564
Total Common Stock	$—	$30,875	$2,689	$33,564
Derivatives	$—	$18,527	$—	$18,527
Separate Account Assets	$3,708,846	—	—	$3,708,846
Total assets at fair value	$3,710,236	$107,235	$4,416	$3,821,887
Liabilities at fair value:
Separate Account Liabilities	$3,708,846	—	—	$3,708,846
Total liabilities at fair value	$3,708,846	—	—	$3,708,846

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
Rollforward of Level 3 items are as follows:
Description	Balance at 1/1/2025	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2025
Financial Instruments
Corporate Bonds	$—	$—	$—	$—	$—	$—	$—	$—
Preferred Stock Perpetual	—	—	—	—	—	—	—	—
Preferred Stock Redeemable	1,727	—	—	—	(1,727)	—	—	—
Common Stock	2,689	—	—	—	(2,626)	—	—	63
Total Assets	$4,416	$—	$—	$—	$(4,353)	$—	$—	$63
Policy on Transfers Into and Out of Level 3
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. At December 31, 2025, the Company had no transfers into and out of Level 3.
The fair value for all financial instruments are as follows:
(Continued)
35

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2025
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Issuer Credit Obligations	$1,965,810	$2,168,973	$17,310	$1,890,922	$57,578	$—
Asset-Backed Securities	2,097,540	2,153,136	—	1,813,424	284,115	—
Preferred Stocks	54,833	56,036	6,232	36,794	11,807	—
Common Stocks	32,293	32,293	4	32,225	63	—
Derivatives	21,556	21,556	—	21,556	—	—
Cash Equivalents	59,821	59,821	59,821	—	—	—
Mortgage Loans and Policy Loans	196,036	190,303	—	—	196,036	—
Other Invested Assets	862,258	858,184	—	13,338	27,473	821,446
Separate Account Assets	4,157,405	4,157,405	4,157,405	—	—	—
Total Assets	$9,447,552	$9,697,707	$4,240,772	$3,808,259	$577,072	$821,446
Financial instruments – Liabilities
Separate Accounts Liabilities	$4,157,405	$4,157,405	$4,157,405	$—	$—	$—
Policy Reserve Fixed Annuity	2,343,889	2,490,786	—	—	2,343,889	—
Experience Life Policy Account	52,907	54,828	—	—	52,907	—
Other Policyholder Funds*	945,496	945,496	—	908,234	37,262	—
Total Liabilities	$7,499,697	$7,648,515	$4,157,405	$908,234	$2,434,058	$—
*Other policyholder funds level 2 liabilities consist of Federal Home Loan Bank repayment obligations and associated interest. Level 3 liabilities relate to supplemental contracts, and other policy owner funds held.
December 31, 2024
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$3,886,359	$4,251,269	$2,704	$3,508,786	$374,868	$—
Preferred Stocks	82,876	83,351	9,095	59,103	14,679	—
Common Stocks	33,564	33,564	—	30,875	2,689	—
Derivatives	18,527	18,527	—	18,527	—	—
Cash Equivalents	16,586	16,586	16,586	—	—	—
Mortgage Loans and Policy Loans	204,229	198,114	—	—	204,229	—
Other Invested Assets	874,011	872,373	—	12,371	30,938	830,702
Separate Account Assets	3,708,846	3,708,846	3,708,846	—	—	—
Total Assets	$8,824,998	$9,182,630	$3,737,231	$3,629,662	$627,403	$830,702
Financial instruments – Liabilities
Separate Accounts Liabilities	$3,708,846	$3,708,846	$3,708,846	$—	$—	$—
Policy Reserve Fixed Annuity	2,293,130	2,466,602	—	—	2,293,130	—
Experience Life Policy Account	56,443	58,028	—	—	56,443	—
Other Policyholder Funds*	$917,630	$917,630	—	$877,985	$39,645	$—
Total Liabilities	$6,976,049	$7,151,106	$3,708,846	$877,985	$2,389,218	$—
The valuation of hard-to-value debt securities is more subjective because the markets are less liquid and there is a lack of observable market-based inputs. When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. For those securities where the investment manager cannot obtain broker-dealer quotes, they will model the security, generally using anticipated cash flows of the underlying collateral. The
(Continued)
36

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
selection of the market inputs and assumptions used to estimate the fair value of hard-to-value debt securities require judgment and include: benchmark yield, liquidity premium, estimated cash flows, prepayment and default speeds, spreads, weighted average life, and credit rating. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2025.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value.
Fair values of redeemable preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call price. Fair value is derived using third party pricing services and, when not available, preferred stocks are valued using non-binding broker quotes.
The fair values of derivatives, all call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Collateral loans are carried at amortized cost plus accrued interest. Income is accrued at the stated coupon and amortization/accretion if purchased at a premium/discount.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2025.
(Continued)
37

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(8) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders. The Company regularly monitors the financial strength rating of its reinsurers.
Effective August 1, 2023, a reinsurance agreement with Horace Mann Life (HML) was terminated whereby Arizona policies are no longer assumed from HML. Under the commutation HML recaptured $17,701 in policy and claim reserves. No premium benefit to surplus was recognized under the transaction.
Effective October 1, 2020 the Company assumed from NTA 100% of the liabilities and obligations associated with the disability income insurance policies written and issued by NTA on or after January 1, 1996 on all policy forms, including the riders and endorsements thereto. The disability reserves assumed by the Company represent 99.8% of total NTA disability reserves, and as of December 31, 2025 were valued at $37,511. Reinsurance was structured as coinsurance with funds withheld. Under this structure policy issuance, collection of premium, administration, and adjudication of claims are handled by NTA. Assets supporting the policy block are held by NTA and carried as a liability on its balance sheet. The Company maintains a corresponding asset. Reserves, paid losses, and premiums are ceded from NTA to the Company without discount.
Effective April 1, 2019, the Company reinsured a $2,358,248 block of contract liabilities related to legacy individual annuities written in 2002 or earlier with a minimum guaranteed crediting rate of 4.5%. The initial reserve transfer resulted in a gain of $54,681 which was transferred to surplus and will be recognized as commissions and expense allowances on reinsurance ceded in the statement of operations as earnings emerge from the business reinsured. During 2025, $2,410 of the surplus benefit recognized in 2019 was amortized into income. Reserves for the ceded fixed annuity block were $2,290,067 and $2,347,512 for 2025 and 2024, respectively. Reinsurance is structured as a coinsurance agreement with A+ rated RGA Reinsurance Company. For years ended December 31, 2025 and 2024 the contract reinsured $786,876 and $756,130 of variable annuities under modified coinsurance.
The maximum amount of direct individual ordinary insurance retained on any standard life is $500. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2024, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war.
According to SSAP 61 Life, Deposit-Type and Accident and Health Reinsurance, paragraph 74.d., initial gains on reinsurance net of tax are recorded as a gain or loss in surplus. In subsequent years, the ceding entity recognizes income for the net-of-tax profits that emerged on the reinsured block of business with a corresponding decrease in the gain or loss in surplus. The Company reported amortization of $2,410 and $2,566 in 2025 and 2024, respectively, of the gains in surplus on such agreements. The balance of unamortized gains in surplus on these agreements is $38,675 and $41,085 on December 31, 2025 and 2024, respectively.
(Continued)
38

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2025	2024	2023
Direct life insurance premiums	$135,990	$129,136	$125,577
Life insurance premiums ceded:
To ELICA	84	99	(15,724)
To other companies	6,739	7,132	7,066
Net life insurance premiums as reported	129,167	121,905	134,235
Life insurance reserves ceded:
To ELICA	1,886	2,018	2,008
To other companies	6,915	7,133	6,650
Total life reserves ceded	8,801	9,151	8,658
Direct accident and health premiums
Direct accident and health premium	229	1,335	1,750
Assumed from NTA	29,066	28,778	28,040
Ceded accident and health premium	—	430	569
Net accident and health premium	$29,295	$29,683	$29,221
Accident and health reserves	260	988	2,035
Assumed from NTA	30,616	29,404	28,442
Ceded to other companies	85	415	910
Net accident and health reserves	30,791	29,977	29,567
Direct annuity premiums	505,722	481,217	485,699
Annuity premiums ceded:
To other companies	38,955	42,472	44,768
Net annuity premiums as reported	466,767	438,745	440,931
Annuity reserves ceded:
To other companies	$2,290,067	$2,347,512	$2,404,125
In 2025 the Company has taken $110 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(9) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and three non-qualified retirement plans. Expense allocated to the Company in 2025, 2024 and 2023 for the qualified plans was $2,592, $2,659 and 2,494, respectively. Expense allocated to the Company in 2025, 2024 and 2023 for the non-qualified plans was $182, $180 and $211, respectively.
Substantially all employees participate in a 401(k) plan. HMEC matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service – in addition to providing an automatic 3% “safe harbor” contribution which vests immediately. All assets for the plan are held in the plan trust.
(Continued)
39

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. The Parent's policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. During September 2025, the Parent's Board of Directors approved a plan to effect the termination of the frozen qualified defined benefit plan. This termination became effective November 2025 and was completed in December 2025 with the liquidation of the plan's assets.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under two frozen non-qualified supplemental defined benefit plans. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plans were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plans and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(10) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2025 and 2024, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2025	2024
Legally insulated assets by product:
Individual Annuity	$3,643,789	$3,256,363
Supplemental Contracts	2,048	2,045
Group Annuities	511,567	450,437
Total	$4,157,405	$3,708,846
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
	2025	2024
Transfers to separate accounts	$293,814	$266,175
Transfers from separate accounts	(344,560)	(310,588)
Net transfers to separate accounts	$(50,746)	$(44,413)
(Continued)
40

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(11) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Admitted Assets, Liabilities and Capital and Surplus. Interest rates paid during 2024 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2025		2024
	Number	Balance	Number	Balance
Up to and including 12 months	6	$1,122	4	$246
13 to 24 months	4	199	8	272
25 to 36 months	5	122	14	503
37 to 48 months	11	291	20	963
49 to 60 months	17	808	13	340
Greater than 60 months	143	4,808	157	4,988
Total	186	$7,350	216	$7,312
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2025:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	215	$7,307	2	$5
Number/amount of retained assets account issued/added during the year	10	2,485	—	—
Investment earnings credited to retained asset accounts during the year	—	108	—	—
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	43	2,586	1	2
Number/balance of retained asset accounts at the end of the year	182	$7,314	1	$3
(Continued)
41

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(12) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $299,134 for the year ended December 31, 2025.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2025, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $1,704 as of December 31, 2025 and $1,611 as of December 31, 2024. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis:
	2025	2024
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$1,611	$202
Decreases current year:
Premium tax offsets	17	13
Amounts no longer available for offset	1	—
Increases current year
Premium tax offsets paid and accrued	110	1,423
Other increases	1	—
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$1,704	$1,611
Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $4, $9 and $10 during 2025, 2024 and 2023, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 0-25 in 2025, 2024 and 2023.
(Continued)
42

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2025
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Issuer credit obligations
US Government Obligations	$17,523	$17,310	$17,523
Other US Government Obligations	305,912	255,140	305,912
Non-U.S. Sovereign Jurisdiction Securities	10,855	9,813	10,855
Municipal Bonds – General Obligations	183,085	174,723	183,085
Municipal Bonds - Special Revenues	365,776	346,470	365,776
Project Finance Bonds Issued by Operating Entities	1,013	1,048	1,013
Corporate Bonds	1,250,927	1,128,446	1,250,927
Single Entity Backed Obligations	30,444	29,453	30,444
Bank loans - Issued	1,624	1,590	1,624
Bank loans - Acquired	1,388	1,388	1,388
Other issuer credit obligations	425	429	425
Total Issuer Credit Obligations	$2,168,972	$1,965,810	$2,168,972
Asset- backed securities:
Financial Asset Backed - Self-liquidating	$2,028,366	$1,976,681	$2,028,366
Financial Asset-Backed - Not Self-Liquidating - Other Financial Asset-Back Securities	124,771	120,858	124,771
Total Asset Backed Securities	2,153,137	2,097,540	2,153,137
Total debt securities	$4,322,109	$4,063,350	$4,322,109
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$68,814	$54,833	$56,036
Common stocks	32,230	32,293	32,293
Total equity securities	$101,044	$87,126	$88,329
Mortgage loans on real estate	$62,530	XXX	$62,530
Real estate	—	XXX	—
Contract loans	127,773	XXX	127,773
Cash, cash equivalents and short-term investments	80,377	XXX	80,377
Receivable for securities	5,820	XXX	5,820
Derivatives	21,556		21,556
Other investments	858,184	XXX	858,184
Total investments	$5,579,393		$5,566,678
(1) Securities are carried at cost or amortized cost
See accompanying independent auditors’ report.
43

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2025, 2024 and 2023
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2025:
Life	$—	$1,644,102	$—	$1,413	$129,167	$86,359	$136,623	$—	$50,329	$—
Annuity	—	2,514,344	—	2,128	466,767	174,946	589,643	—	89,355	—
Supplementary Contracts	—	91,806	—	939,426	2,144	9,297	10,643	—	36	—
Accident and Health	—	37,772	3	—	29,295	189	12,138	—	13,518	—
Total	$—	$4,288,024	$3	$942,967	$627,373	$270,791	$749,047	$—	$153,238	$—
2024:
Life	$—	$1,629,914	$—	$1,514	$121,905	$87,134	$134,656	$—	$47,645	$—
Annuity	—	2,475,012	—	1,993	438,746	184,570	551,468	—	84,770	—
Supplementary Contracts	—	95,912	—	911,801	2,046	5,096	11,067	—	502	—
Accident and Health	—	36,380	25	4	29,683	228	12,355	—	13,571	—
Total	$—	$4,237,218	$25	$915,312	$592,380	$277,028	$709,546	$—	$146,488	$—
2023:
Life	$—	$1,585,237	$—	$1,562	$134,235	$80,740	$149,935	$—	$44,611	$—
Annuity	—	2,509,847	—	1,997	440,931	164,761	546,875	—	72,501	—
Supplementary Contracts	—	100,719	—	854,076	4,798	9,545	8,663	—	786	—
Accident and Health	—	35,390	31	24	29,221	257	13,065	—	13,172	—
Total	$—	$4,231,193	$31	$857,659	$609,185	$255,303	$718,538	$—	$131,070	$—
(1)
Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)
Does not apply to life insurance.
(3)
Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.
44

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2025, 2024 and 2023
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2025 Life insurance in force	$21,517,122	$4,129,388	$—	$17,387,734	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$135,990	$6,823	$—	$129,167	0.0%
Annuity	505,722	38,955	—	466,767	0.0%
Supplementary contracts	2,144	—	—	2,144	0.0%
Accident and health	229	—	29,066	29,295	99.2%
Total premiums	$644,085	$45,778	$29,066	$627,373	4.6%
2024: Life insurance in force	$21,264,443	$4,211,118	$—	$17,053,325	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$129,136	$7,231	$—	$121,905	0.0%
Annuity	481,218	42,472	—	438,746	0.0%
Supplementary contracts	2,046	—	—	2,046	0.0%
Accident and health	1,335	430	28,778	29,683	97.0%
Total premiums	$613,735	$50,133	$28,778	$592,380	4.9%
2023: Life insurance in force	$21,144,580	$4,376,330	$—	$16,768,250	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$125,577	$(8,658)	$—	$134,235	0.0%
Annuity	485,699	44,768	—	440,931	0.0%
Supplementary contracts	4,798	—	—	4,798	0.0%
Accident and health	1,750	569	28,040	29,221	96.0%
Total premiums	$617,824	$36,679	$28,040	$609,185	4.6%
See accompanying independent auditors’ report.
45

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 27. Exhibits
(a) Board of Directors Resolution(1)
(b) Not Applicable
(c) Underwriting Contracts(1)
(d) Contracts(2)
(e) Applications(2)
(f) Depositor’s Certificate of Incorporation and By-Laws(2)
(g) Not Applicable
(h) Participation Agreements
(1) American Funds(4)
(2) BlackRock Variable Series Funds(4)
(3) Calvert Variable Service, Inc and Calvert Variable Products, Inc. (4)
(4) Dreyfus Investment Portfolios(4)
(5) Dreyfus Investment Portfolios Second Amendment(4)
(6) Fidelity Investments Institutional Operations and Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III(4)
(7) Franklin Templeton Variable Insurance Products Trust(4)
(8) Goldman Sachs Variable Insurance Trust(4)
(9) Janus Aspen Series Amendment(6)
(10) JPMorgan Insurance Trust(4)
(11) Legg Mason Partners Variable Equity Trust(4)
(12) Lincoln Variable Insurance Products Trust(5)
(13) Lord Abbett Series Fund, Inc(4)
(14) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III (4)
(15) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III Letter Agreement(4)
(16) Vanguard Variable Insurance Fund(4)
(17) Wells Fargo Variable Trust(4)
(18) Wilshire Variable Insurance Trust(4)
(i) Administrative Contracts(3)
(j) Not Applicable
(k) Legal Opinion Filed Herewith
(l) Other Opinions
Consent of Independent Registered Public Accounting Firm Filed Herewith

(m) Not Applicable
(n) Not Applicable
(o) Not Applicable
(p) Not Applicable
(q) Not Applicable
(r) Not Applicable

(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-01343).
(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated January 31, 2006 (File No. 811-01343).
(3) Incorporated by reference to the Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2014 (File No. 811-01343).
(4) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Post-Effective Amendment No. 137 to form N-4 Registration Statement, dated April 28, 2023 (File No 811-01343).
(5) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Post-Effective Amendment No. 140 to form N-4 Registration Statement, dated April 26, 2024 (File No 811-01343).
(6) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Post-Effective Amendment No. 144 to form N-4 Registration Statement, dated April 25, 2025 (File No 811-01343).
Item 28. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, Chairman, President & Chief Executive Officer
Ryan E. Greenier	Director, Executive Vice President & Chief Financial Officer
Donald M. Carley	Director, Executive Vice President, General Counsel & Corporate Secretary
Troy M. Gayle	Vice President, Chief Investment Officer & Treasurer
Jennifer L. McGinnis	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 30. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Holley Taylor	Director, President, Chief Executive Officer and Chief Compliance Officer
Donald M. Carley	Director and Chairman
Troy Gayle	Vice President and Treasurer
Linea Michael	Vice President and Secretary
Jeremy Stuenkel	Vice President and Tax Director
Jennifer McGinnis	Director and Vice President
Phyllis Tsai	Financial and Operations Principal
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2025:
Name of Principal Underwriter	Net Underwriting Commissions/Discounts	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$9,860,501	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Omitted.

Item 33. Management Services
Not applicable.
Item 34. Fee Representation
Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contracts described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 27th day of April, 2026.
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Registrant)

By:	/s/ DONALD M. CARLEY
Donald M. Carley
Director, Executive Vice President, General Counsel & Corporate Secretary of Horace Mann Life Insurance Company

Horace Mann Life Insurance Company

(Depositor)

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, Chairman, President &
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, Chairman, President & Chief Executive Officer	April 27, 2026
Marita Zuraitis
/s/ RYAN E GREENIER	Director, Executive Vice President & Chief Financial Officer	April 27, 2026
Ryan E. Greenier
/s/ DONALD M. CARLEY	Director, Executive Vice President, General Counsel & Corporate Secretary	April 27, 2026
Donald M. Carley
/s/ JENNIFER L. MCGINNIS	Vice President	April 27, 2026
Jennifer L. McGinnis

Exhibit Index
(k)	Legal Opinion
(l)	Other Opinions
Consent of Independent Registered Public Accounting Firm